SEC. File Nos. 333-163115

811-22349

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 19

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 22

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

(Exact Name of Registrant as specified in charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of principal executive offices)

Registrant's telephone number, including area code:

(213) 486-9200

COURTNEY R. TAYLOR, Secretary

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Michael Glazer
Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, California 90071-3132

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on January 1, 2018, pursuant to paragraph (b) of Rule 485.

Private Client Services FundsSM Prospectus January 1, 2018

Ticker

Capital Group Core Municipal FundSM	CCMPX
Capital Group Short-Term Municipal FundSM	CSTMX
Capital Group California Core Municipal FundSM	CCCMX
Capital Group California Short-Term Municipal FundSM	CCSTX
Capital Group Core Bond FundSM	CCBPX
Capital Group Global Equity FundSM	CGLOX
Capital Group International Equity FundSM	CNUSX
Capital Group U.S. Equity FundSM	CUSEX

Table of contents

Summaries:

Capital Group Core Municipal Fund 1

Capital Group Short-Term Municipal Fund 4

Capital Group California Core Municipal Fund 7

Capital Group California Short-Term Municipal Fund 10

Capital Group Core Bond Fund 13

Capital Group Global Equity Fund 16

Capital Group International Equity Fund 19

Capital Group U.S. Equity Fund 22

Investment objective, strategies and risks 25

Management and organization 35

Purchase, exchange and sale of shares 38

How to sell shares 39

Distributions and taxes 41

Fund expenses 42

Financial highlights 43

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Capital Group Core Municipal Fund

Investment objective The fund seeks to provide current income exempt from federal income tax while preserving your investment.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses*	0.03
Total annual fund operating expenses	0.28

* Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$29	$90	$157	$356

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal investment strategies The fund seeks to achieve its objective by investing primarily in municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

1     Capital Group Private Client Services Funds / Prospectus

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Private Client Services Funds / Prospectus     2

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short- Intermediate Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2016:
	Inception date	1 year	5 years	Lifetime
— Before taxes	4/13/2010	–0.21%	1.59%	2.40%
— After taxes on distributions		–0.22	1.59	2.39
— After taxes on distributions and sale of fund shares		0.76	1.70	2.32

Indexes	1 year	5 years	Lifetime
Bloomberg Barclays Municipal Short–Intermediate1–10 Years Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	–0.15%	1.79%	2.65%
Lipper Short-Intermediate Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.21	1.25	1.91
The fund’s annualized 30-day yield at October 31, 2017: 1.59% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Aaron Applebaum Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Mark Marinella Senior Vice President	1 year	Vice President – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

3     Capital Group Private Client Services Funds / Prospectus

Capital Group Short-Term Municipal Fund

Investment objectives The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.07
Total annual fund operating expenses	0.32
Expense reimbursement[2]	0.02
Total annual fund operating expenses after expense reimbursement	0.30

1 Restated to reflect current fees.

2 The investment adviser is currently reimbursing a portion of other expenses so that other expenses do not exceed .05%. This reimbursement will be in effect through at least January 1, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$31	$101	$178	$404

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal investment strategies The fund seeks to achieve its objectives by investing primarily in municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Private Client Services Funds / Prospectus     4

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

5     Capital Group Private Client Services Funds / Prospectus

Average annual total returns For the periods ended December 31, 2016:
	Inception date	1 year	5 years	Lifetime
— Before taxes	4/13/2010	–0.01%	0.82%	1.25%
— After taxes on distributions		–0.02	0.79	1.22
— After taxes on distributions and sale of fund shares		0.51	0.93	1.24

Indexes	1 year	5 years	Lifetime
Bloomberg Barclays Municipal Short 1–5 Years Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	0.07%	1.09%	1.53%
Lipper Short Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	–0.11	0.62	0.95
The fund’s annualized 30-day yield at October 31, 2017: 1.40% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Aaron Applebaum Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Mark Marinella Senior Vice President	1 year	Vice President – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital Group Private Client Services Funds / Prospectus     6

Capital Group California Core Municipal Fund

Investment objective The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses*	0.03
Total annual fund operating expenses	0.28

* Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$29	$90	$157	$356

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies The fund seeks to achieve its objective by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objective, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

7     Capital Group Private Client Services Funds / Prospectus

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Private Client Services Funds / Prospectus     8

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper California Short-Intermediate Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2016:
	Inception date	1 year	5 years	Lifetime
— Before taxes	4/13/2010	–0.02%	1.93%	2.56%
— After taxes on distributions		–0.04	1.91	2.55
— After taxes on distributions and sale of fund shares		0.84	1.95	2.43

Indexes	1 year	5 years	Lifetime
Bloomberg Barclays California Short-Intermediate Municipal Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	–0.35%	1.99%	2.85%
Lipper California Short-Intermediate Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	–0.10	1.28	1.63
The fund’s annualized 30-day yield at October 31, 2017: 1.25% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark Marinella Senior Vice President	1 year	Vice President – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

9     Capital Group Private Client Services Funds / Prospectus

Capital Group California Short-Term Municipal Fund

Investment objectives The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses[1]	0.08
Total annual fund operating expenses	0.33
Expense reimbursement[2]	0.03
Total annual fund operating expenses after expense reimbursement	0.30

1 Restated to reflect current fees.

2 The investment adviser is currently reimbursing a portion of other expenses so that other expenses do not exceed .05%. This reimbursement will be in effect through at least January 1, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$31	$103	$182	$415

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

Capital Group Private Client Services Funds / Prospectus     10

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

11     Capital Group Private Client Services Funds / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2016:
	Inception date	1 year	5 years	Lifetime
— Before taxes	4/13/2010	–0.33%	0.76%	1.08%
— After taxes on distributions		–0.34	0.75	1.07
— After taxes on distributions and sale of fund shares		0.26	0.80	1.05

Indexes	1 year	5 years	Lifetime
Bloomberg Barclays California Short Municipal Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	–0.09%	1.13%	1.59%
Lipper Short Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	–0.11	0.62	0.95
The fund’s annualized 30-day yield at October 31, 2017: 0.91% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark Marinella Senior Vice President	1 year	Vice President – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital Group Private Client Services Funds / Prospectus     12

Capital Group Core Bond Fund

Investment objective

The fund’s investment objective is to provide you with current income while preserving your investment.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses*	0.03
Total annual fund operating expenses	0.28

* Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$29	$90	$157	$356

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal investment strategies The fund primarily invests in debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities), which may be represented by other investment instruments, including derivatives. The fund primarily invests in debt securities with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

13     Capital Group Private Client Services Funds / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital Group Private Client Services Funds / Prospectus     14

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2016:
	Inception date	1 year	5 years	Lifetime
— Before taxes	4/13/2010	1.86%	1.42%	2.38%
— After taxes on distributions		1.00	0.61	1.52
— After taxes on distributions and sale of fund shares		1.10	0.77	1.51

Indexes	1 year	5 years	Lifetime
Bloomberg Barclays Intermediate A+ U.S. Government/Credit Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	1.44%	1.53%	2.55%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	2.43	1.84	2.42
The fund’s annualized 30-day yield at October 31, 2017: 1.74% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	8 years	Partner – Capital Fixed Income Investors
David A. Hoag	8 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

15     Capital Group Private Client Services Funds / Prospectus

Capital Group Global Equity Fund

Investment objective The fund seeks to provide prudent growth of capital and conservation of principal.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.65%
Distribution and/or service (12b-1) fees	none
Other expenses	0.01
Total annual fund operating expenses	0.66
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.65

1 Restated to reflect current fees.

2 The investment adviser is currently reimbursing a portion of other expenses so that total expenses do not exceed the fund's unified fee. This reimbursement will be in effect through at least January 1, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$66	$210	$367	$822

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Private Client Services Funds / Prospectus     16

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

17     Capital Group Private Client Services Funds / Prospectus

Average annual total returns For the periods ended December 31, 2016:
	Inception date	1 year	5 year	Lifetime
— Before taxes	4/1/2011	3.92%	9.33%	6.06%
— After taxes on distributions		3.64	8.87	5.66
— After taxes on distributions and sale of fund shares		2.61	7.45	4.81

Indexes	1 year	5 year	Lifetime
MSCI World Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	7.51%	10.41%	6.96%
Lipper Global Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	5.83	9.02	5.44
The fund’s annualized 30-day yield at October 31, 2017: 1.26% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
William L. Robbins Senior Vice President	4 years	Partner – Capital International Investors
Gerald Du Manoir	7 years	Partner – Capital International Investors
Gregory D. Fuss	5 years	Partner – Capital International Investors
Steven T. Watson	1 year	Partner – Capital International Investors
Philip Winston	4 years	Partner – Capital International Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Capital Group Private Client Services Funds / Prospectus     18

Capital Group International Equity Fund

Investment objective The fund seeks to provide prudent growth of capital and conservation of principal.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.65%
Distribution and/or service (12b-1) fees	none
Other expenses	0.00
Total annual fund operating expenses	0.65

* Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$66	$208	$362	$810

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 15% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

19     Capital Group Private Client Services Funds / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Capital Group Private Client Services Funds / Prospectus     20

Average annual total returns For the periods ended December 31, 2016:
	Inception date	1 year	5 years	Lifetime
— Before taxes	4/1/2011	–2.54%	5.39%	2.25%
— After taxes on distributions		–2.73	5.24	2.11
— After taxes on distributions and sale of fund shares		–0.94	4.33	1.84

Indexes	1 year	5 years	Lifetime
MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	1.00%	6.53%	2.64%
Lipper International Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	0.66	5.84	1.79
The fund’s annualized 30-day yield at October 31, 2017: 1.43% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Gerald Du Manoir	7 years	Partner – Capital International Investors
Gregory D. Fuss	5 years	Partner – Capital International Investors
Philip Winston	4 years	Partner – Capital International Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

21     Capital Group Private Client Services Funds / Prospectus

Capital Group U.S. Equity Fund

Investment objective The fund seeks to provide prudent growth of capital and conservation of principal.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.43%
Distribution and/or service (12b-1) fees	none
Other expenses	0.01
Total annual fund operating expenses	0.44
Expense reimbursement[2]	0.01
Total annual fund operating expenses after expense reimbursement	0.43

1 Restated to reflect current fees.

2 The investment adviser is currently reimbursing a portion of other expenses so that total expenses do not exceed the fund's unified fee. This reimbursement will be in effect through at least January 1, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$44	$140	$245	$554

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States. Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

In pursuing the fund’s objectives, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Private Client Services Funds / Prospectus     22

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

23     Capital Group Private Client Services Funds / Prospectus

Average annual total returns For the periods ended December 31, 2016:
	Inception date	1 year	5 years	Lifetime
— Before taxes	4/1/2011	10.07%	12.24%	9.34%
— After taxes on distributions		8.61	11.25	8.30
— After taxes on distributions and sale of fund shares		6.88	9.73	7.38

Indexes	1 year	5 years	Lifetime
S&P 500 Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	11.96%	14.66%	11.83%
Lipper Growth and Income Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	9.01	10.51	7.94
The fund’s annualized 30-day yield at October 31, 2017: 1.32% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
William L. Robbins Senior Vice President	4 years	Partner – Capital International Investors
Cheryl E. Frank	1 year	Partner – Capital International Investors
Gregory D. Fuss	5 years	Partner – Capital International Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Capital Group Private Client Services Funds / Prospectus     24

Investment objectives, strategies and risks Except where the context indicates otherwise, all references herein to the “fund” apply to each of the Capital Group Private Client Services Funds.

Capital Group Core Municipal Fund The fund seeks to provide current income exempt from federal income tax while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objective by investing primarily in municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

Capital Group Short-Term Municipal Fund The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax. These investment objectives may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objectives by investing primarily in municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

25     Capital Group Private Client Services Funds / Prospectus

Capital Group California Core Municipal Fund The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objective by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objective, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

Capital Group California Short-Term Municipal Fund The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes. These investment objectives may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

Capital Group Core Bond Fund The fund’s investment objective is to provide you with current income while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund primarily invests in debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities), which may be respresented by other instruments, including derivatives. The fund primarily invests in debt securities with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but

Capital Group Private Client Services Funds / Prospectus     26

determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating category by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

Capital Group Global Equity Fund The fund seeks to provide prudent growth of capital and conservation of principal. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of issuers around the world, consistent with the fund’s investment objective. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital Group International Equity Fund The fund seeks to provide prudent growth of capital and conservation of principal. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of issuers outside of the United States, consistent with the fund’s investment objective. Investors in the fund should have a long- term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 15% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

27     Capital Group Private Client Services Funds / Prospectus

Capital Group U.S. Equity Fund The fund seeks to provide prudent growth of capital and conservation of principal. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of U.S. issuers, consistent with the fund’s investment objective. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States. Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

In pursuing the fund’s objectives, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital Group Private Client Services Funds / Prospectus     28

Applicable to all funds Normally, no fund is required to dispose of a debt security if its rating is reduced below the rating allowed for the fund (or if unrated, when its quality falls below the equivalent rating).

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund
Capital Group Core Bond Fund

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

29     Capital Group Private Client Services Funds / Prospectus

Capital Group Core Municipal Fund
Capital Group California Core Municipal Fund
Capital Group Core Bond Fund

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Capital Group Core Bond Fund

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Capital Group Global Equity Fund
Capital Group International Equity Fund
Capital Group U.S. Equity Fund

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Capital Group Private Client Services Funds / Prospectus     30

Capital Group U.S. Equity Fund

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

The following are certain additional risks associated with the funds’ investment strategies.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Capital Group Core Bond Fund

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. To the extent the fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

31     Capital Group Private Client Services Funds / Prospectus

Capital Group Global Equity Fund
Capital Group International Equity Fund
Capital Group U.S. Equity Fund

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Capital Group Global Equity Fund
Capital Group International Equity Fund

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Capital Group International Equity Fund

Single advisory platform — Most of the shares of the fund are held through a single advisory platform (more than 88% of the fund as of November 30, 2017). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

Capital Group Private Client Services Funds / Prospectus     32

In addition to the principal investment strategies described above, the funds have other investment practices that are described in the statement of additional information, which includes a description of other risks related to the funds’ principal investment strategies and other investment practices. Each fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with various broad measures of market results.

The Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index is a market-value-weighted index that includes investment grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Short-Intermediate Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The Bloomberg Barclays Municipal Short 1–5 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Short Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The Bloomberg Barclays California Short-Intermediate Municipal Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper California Short-Intermediate Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in California, with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The Bloomberg Barclays California Short Municipal Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California and with maturities of one to five years. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Short Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The Bloomberg Barclays Intermediate A+ U.S. Government/Credit Index is a market-value-weighted index that tracks the total return of fixed-rate, publicly placed, dollar denominated obligations issued by the U.S. Treasury, U.S. government agencies and quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to 10 years, excluding BBB-rated securities. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes. The Lipper Short-Intermediate Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Funds Average is composed of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

33     Capital Group Private Client Services Funds / Prospectus

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market results, excluding the United States and Canada. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Average is composed of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Average is composed of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Capital Group Private Client Services Funds / Prospectus     34

Management and organization

Investment adviser Capital Guardian Trust Company (“CGTC”), an experienced investment management organization founded in 1968, serves as investment adviser to the fund and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. and is located at 6455 Irvine Center Drive, Irvine, California 92618 and 333 South Hope Street, Los Angeles, California 90071. CGTC manages the investment portfolios and business affairs of the fund through The Capital Group Private Client Services division of Capital Bank and Trust Company ("CB&T"). Capital Group Private Client Services was founded in 1974 to manage the assets of high net worth individuals and families, as well as foundations, endowments and other nonprofit organizations.

The management fees for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are based on the daily net assets of the funds.

For the services it provides to each of the Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund, the investment adviser receives a unified management fee based on a percentage of the daily net assets of shares of the fund. Out of the fund’s unified management fee the investment adviser pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by the investment adviser from the unified management fee are paid by the fund.

A discussion regarding the basis for approval of the funds’ Investment Advisory and Service Agreement by the funds’ board of trustees is contained in the funds’ semi-annual report to shareholders for the period ended April 30, 2017.

The statement of additional information contains more detailed information on the fund’s management fee.

Portfolio holdings Portfolio holdings information for the funds is available at capitalpcsfunds.com. A description of each fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

35     Capital Group Private Client Services Funds / Prospectus

The Capital SystemSM Capital Group Private Client Services (“CGPCS”), a division of Capital Bank and Trust Company, a federal savings bank that is an affiliate of the investment adviser, uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, CGTC’s investment analysts may make decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CGPCS.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the portfolio managers of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the funds for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the funds
Aaron Applebaum	Investment professional for 17 years in total; 10 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as a fixed-income portfolio manager
Capital Group Core Municipal Fund		1 year
Capital Group Short-Term Municipal Fund		1 year
Mark Marinella	Investment professional for 32 years in total; 5 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as a fixed-income portfolio manager
Capital Group Core Municipal Fund		1 year
Capital Group Short-Term Municipal Fund		1 year
Capital Group California Core Municipal Fund		1 year
Capital Group California Short-Term Municipal Fund		1 year
John R. Queen	Investment professional for 26 years in total; 14 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as a fixed-income portfolio manager
Capital Group Core Bond Fund		8 years
William L. Robbins	Investment professional for 26 years in total; 23 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		4 years
Capital Group U.S. Equity Fund		4 years
Gerald Du Manoir	Investment professional for 28 years in total; 27 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		7 years
Capital Group International Equity Fund		7 years
Cheryl E. Frank	Investment professional for 19 years in total; 16 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as an equity portfolio manager
Capital Group U.S. Equity Fund		1 year

Capital Group Private Client Services Funds / Prospectus     36

Portfolio manager	Investment experience	Experience in this fund	Role in management of the funds
Gregory D. Fuss	Investment professional for 35 years in total; 11 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		5 years
Capital Group International Equity Fund		5 years
Capital Group U.S. Equity Fund		5 years
David A. Hoag	Investment professional for 30 years in total; 26 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as a fixed-income portfolio manager

Capital Group Core Bond Fund	8 years
Steven T. Watson	Investment professional for 30 years in total; 28 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		1 year
Philip Winston	Investment professional for 33 years in total; 21 years with the Capital Group Private Client Services division of CB&T or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		4 years
Capital Group International Equity Fund		4 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the funds and other accounts they manage is in the statement of additional information.

37     Capital Group Private Client Services Funds / Prospectus

Purchase, exchange and sale of shares

Each of the municipal bond funds reserves the right not to make its shares available to tax-deferred retirement plans and accounts. Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund are intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax-exempt entities. Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund are qualified for sale only in California and other jurisdictions that do not require qualification.

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the applicable fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

Valuing shares The net asset value of the fund is the value of a single share of the fund. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund has adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

Purchase of shares Shares of the fund may generally be purchased only by investors who have entered into an Investment Management Agreement with CGPCS, a division of Capital Bank and Trust Company. CGPCS receives an annual fee based on a percentage of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.Certain investors who are not clients of CGPCS may purchase the fund, as described in the statement of additional information. Investors who wish to purchase, exchange, or sell shares should contact their CGPCS investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (800) 421-4996 to purchase shares.

Investors may be eligible to purchase shares of the fund with securities in which the fund is authorized to invest, subject to procedures approved by the board of trustees of the fund.

Purchase minimums and maximums The purchase minimums described in this prospectus may be waived in certain cases.

Exchange Generally, you may exchange your shares for shares of another fund in the Capital Private Client Services Funds. Investors who wish to exchange shares should contact their Capital Group Private Client Services investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (800) 421-4996 to exchange shares.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

Capital Group Private Client Services Funds / Prospectus     38

How to sell shares

Investors who wish to sell shares should contact their Capital Group Private Client Services investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (800) 421-4996 to sell shares.

A signature guarantee is required if the redemption is:

· more than $125,000;

· made payable to someone other than the registered shareholder(s); or

· sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

The signature guarantee requirement may be waived if Capital Group Private Client Services determines it is appropriate. In addition to the situations described above, Capital Group Private Client Services and/or the fund’s transfer agent reserve the right to require a signature guarantee(s) in other instances based on the circumstances relative to the particular situation. Additional document may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

For all accounts, checks must be made payable to the registered shareholder and must be mailed to an address of record that has been used with the account for at least 10 days, unless you obtain a signature guarantee for the redemption.

The fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions by monitoring fund portfolios and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

While payment of redemptions normally will be in cash, the fund’s agreement and declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other assets of the fund under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Transactions by telephone Generally, you are automatically eligible to redeem or exchange shares by telephone unless you notify Capital Group Private Client Services in writing that you do not want these services. You may reinstate these services at any time.

Unless you decide not to have telephone services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the relevant fund may be liable for losses due to unauthorized or fraudulent instructions.

39     Capital Group Private Client Services Funds / Prospectus

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors have determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of shares having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such;

· purchases and redemptions in community foundation accounts;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations; and

· systematic redemptions and purchases.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the fund.

Capital Group Private Client Services Funds / Prospectus     40

Distributions and taxes

Dividends and distributions Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund declare monthly dividends from net investment income and distribute the accrued dividends, which may fluctuate, to you each month.

Capital Group U.S. Equity Fund intends to distribute quarterly dividends, usually in March, June, September and December.

Capital Group Global Equity Fund and Capital Group International Equity Fund intend to distribute annual dividends, usually in December.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of the fund or other Capital Private Client Services Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, a fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the fund may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by the fund.

Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund anticipate that the federally exempt interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent a fund’s dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

41     Capital Group Private Client Services Funds / Prospectus

Capital Group Core Bond Fund
Capital Group Global Equity Fund
Capital Group International Equity Fund
Capital Group U.S. Equity Fund

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement account do not result in federal or state income tax at the time of reinvestment.

Applicable to all funds

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information.

Fund expenses In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund include custodial, legal, transfer agent and various other expenses.

Capital Group Private Client Services Funds / Prospectus     42

Financial highlights The Financial Highlights tables are intended to help you understand each fund’s results for the period shown. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). Where indicated, figures in the tables reflect the impact, if any, of certain reimbursements from Capital Guardian Trust Company. For more information about these reimbursements, see the fund’s statement of additional information and annual report. The information in the Financial Highlights tables has been audited by Deloitte & Touche LLP, whose current report, along with each fund’s financial statements, is included in the statement of additional information, which is available upon request.

Capital Group Core Municipal Fund

Financial highlights (for a share outstanding throughout each year)
For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Selected per share data:
Net asset value, beginning of year	$10.48	$10.49	$10.56	$10.44	$10.64
Income from investment operations[1]:
Net investment income	0.21	0.21	0.21	0.21	0.21
Net realized and unrealized (losses) gains on securities	(0.07)	—[2]	(0.07)	0.12	(0.20)
Total from investment operations	0.14	0.21	0.14	0.33	0.01
Dividends and distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.21)	(0.21)
Distributions from capital gain	—[2]	(0.01)	—	—	—
Total dividends and distributions	(0.21)	(0.22)	(0.21)	(0.21)	(0.21)
Net asset value, end of year	$10.41	$10.48	$10.49	$10.56	$10.44
Total return[3]	1.39%	1.97%	1.31%	3.18%	0.10%
Net assets, end of year (in millions)	$442	$405	$379	$341	$299
Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.35%	0.41%	0.42%	0.41%	0.41%
Ratio of expenses to average net assets after reimbursement[3]	0.34%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	2.02%	1.97%	1.97%	2.00%	2.00%
Portfolio turnover rate	47%	18%	16%	9%	18%

1 Based on average shares outstanding.

2 Amount less than $0.01.

3 Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

43     Capital Group Private Client Services Funds / Prospectus

Capital Group Short-Term Municipal Fund

Financial highlights (for a share outstanding throughout each year)
	For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Selected per share data:
Net asset value, beginning of year	$10.11	$10.12	$10.19	$10.21	$10.32
Income from investment operations[1]:
Net investment income	0.14	0.12	0.12	0.13	0.14
Net realized and unrealized losses on securities	(0.02)	(0.01)	(0.07)	(0.01)	(0.07)
Total from investment operations	0.12	0.11	0.05	0.12	0.07
Dividends and distributions:
Dividends from net investment income	(0.14)	(0.12)	(0.12)	(0.13)	(0.14)
Distributions from capital gain	—[2]	—[2]	—[2]	(0.01)	(0.04)
Total dividends and distributions	(0.14)	(0.12)	(0.12)	(0.14)	(0.18)
Net asset value, end of year	$10.09	$10.11	$10.12	$10.19	$10.21
Total return[3]	1.26%	1.06%	0.51%	1.20%	0.66%
Net assets, end of year (in millions)	$150	$179	$142	$155	$136
Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%	0.45%	0.46%	0.45%	0.44%
Ratio of expenses to average net assets after reimbursement[3]	0.35%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.42%	1.14%	1.15%	1.24%	1.34%
Portfolio turnover rate	42%	24%	27%	20%	18%

1 Based on average shares outstanding.

2 Amount less than $0.01.

3 Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

Capital Group Private Client Services Funds / Prospectus     44

Capital Group California Core Municipal Fund

Financial highlights (for a share outstanding throughout each year)
	For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Selected per share data:
Net asset value, beginning of year	$10.69	$10.59	$10.62	$10.40	$10.65
Income from investment operations[1]:
Net investment income	0.20	0.21	0.21	0.20	0.20
Net realized and unrealized (losses) gains on securities	(0.11)	0.09	(0.03)	0.22	(0.20)
Total from investment operations	0.09	0.30	0.18	0.42	—
Dividends and distributions:
Dividends from net investment income	(0.20)	(0.20)	(0.21)	(0.20)	(0.21)
Distributions from capital gain	(0.01)	—	—	—	(0.04)
Total dividends and distributions	(0.21)	(0.20)	(0.21)	(0.20)	(0.25)
Net asset value, end of year	$10.57	$10.69	$10.59	$10.62	$10.40
Total return[2]	0.84%	2.86%	1.68%	4.08%	(0.04)%
Net assets, end of year (in millions)	$388	$336	$305	$280	$227
Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.35%	0.41%	0.42%	0.41%	0.41%
Ratio of expenses to average net assets after reimbursement[2]	0.34%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[2]	1.88%	1.89%	1.95%	1.92%	1.93%
Portfolio turnover rate	27%	11%	13%	18%	17%

1 Based on average shares outstanding.

2 Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

45     Capital Group Private Client Services Funds / Prospectus

Capital Group California Short-Term Municipal Fund

Financial highlights (for a share outstanding throughout each year)
	For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Selected per share data:
Net asset value, beginning of year	$10.23	$10.28	$10.31	$10.27	$10.32
Income from investment operations[1]:
Net investment income	0.11	0.10	0.10	0.09	0.09
Net realized and unrealized (losses) gains on securities	(0.02)	(0.04)	(0.03)	0.04	(0.04)
Total from investment operations	0.09	0.06	0.07	0.13	0.05
Dividends and distributions:
Dividends from net investment income	(0.11)	(0.10)	(0.10)	(0.09)	(0.09)
Distributions from capital gain	—[2]	(0.01)	—[2]	—[2]	(0.01)
Total dividends and distributions	(0.11)	(0.11)	(0.10)	(0.09)	(0.10)
Net asset value, end of year	$10.21	$10.23	$10.28	$10.31	$10.27
Total return[3]	0.97%	0.63%	0.74%	1.30%	0.48%
Net assets, end of year (in millions)	$120	$118	$112	$138	$115
Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.46%	0.46%	0.44%	0.44%
Ratio of expenses to average net assets after reimbursement[3]	0.35%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.11%	1.00%	0.98%	0.89%	0.91%
Portfolio turnover rate	36%	19%	23%	19%	9%

1 Based on average shares outstanding.

2 Amount less than $0.01.

3 Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

Capital Group Private Client Services Funds / Prospectus     46

Capital Group Core Bond Fund

Financial highlights (for a share outstanding throughout each year)
For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Selected per share data:
Net asset value, beginning of year	$10.31	$10.19	$10.25	$10.24	$10.62
Income from investment operations[1]:
Net investment income	0.16	0.16	0.16	0.16	0.15
Net realized and unrealized (losses) gains on securities	(0.12)	0.15	(0.04)	0.04	(0.22)
Total from investment operations	0.04	0.31	0.12	0.20	(0.07)
Dividends and distributions:
Dividends from net investment income	(0.16)	(0.16)	(0.16)	(0.16)	(0.15)
Distributions from capital gain	(0.05)	(0.03)	(0.02)	(0.03)	(0.16)
Total dividends and distributions	(0.21)	(0.19)	(0.18)	(0.19)	(0.31)
Net asset value, end of year	$10.14	$10.31	$10.19	$10.25	$10.24
Total return[2]	0.41%	3.03%	1.25%	1.95%	(0.69)%
Net assets, end of year (in millions)	$416	$352	$335	$310	$296
Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.35%	0.41%	0.42%	0.41%	0.41%
Ratio of expenses to average net assets after reimbursement[2]	0.34%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[2]	1.58%	1.55%	1.59%	1.57%	1.43%
Portfolio turnover rate
Excluding mortgage dollar roll transactions	52%	58%	87%	—[3]	—[3]
Including mortgage dollar roll transactions	95%	86%	126%	137%	192%

1 Based on average shares outstanding.

2 Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

3 Not available.

47     Capital Group Private Client Services Funds / Prospectus

Capital Group Global Equity Fund

Financial highlights (for a share outstanding throughout each year)
	For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Selected per share data:
Net asset value, beginning of year	$12.65	$13.13	$13.27	$12.43	$9.99
Income from investment operations[1]:
Net investment income	0.21	0.20	0.18	0.14	0.12
Net realized and unrealized gains (losses) on securities	2.95	(0.08)	(0.03)	0.80	2.45
Total from investment operations	3.16	0.12	0.15	0.94	2.57
Dividends and distributions:
Dividends from net investment income	(0.19)	(0.18)	(0.14)	(0.10)	(0.13)
Distributions from capital gain	—	(0.42)	(0.15)	—	—
Total dividends and distributions	(0.19)	(0.60)	(0.29)	(0.10)	(0.13)
Net asset value, end of year	$15.62	$12.65	$13.13	$13.27	$12.43
Total return[2]	25.36%	1.04%	1.10%	7.60%	26.10%
Net assets, end of year (in millions)	$571	$482	$498	$510	$412
Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.73%	0.86%	0.86%	0.85%	0.86%
Ratio of expenses to average net assets after reimbursement[2]	0.73%[3]	0.85%	0.85%	0.85%[3]	0.85%
Ratio of net investment income to average net assets[2]	1.52%	1.64%	1.34%	1.09%	1.09%
Portfolio turnover rate	20%	36%	39%	29%	25%

1 Based on average shares outstanding.

2 Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

3 Reimbursement was less than 0.005%.

Capital Group Private Client Services Funds / Prospectus     48

Capital Group International Equity Fund

Financial highlights (for a share outstanding throughout each year)
	For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Selected per share data:
Net asset value, beginning of year	$11.23	$11.50	$11.56	$11.72	$9.74
Income from investment operations[1]:
Net investment income	0.20	0.16	0.13	0.16	0.15
Net realized and unrealized gains (losses) on securities	2.42	(0.30)	(0.05)	(0.23)	1.88
Total from investment operations	2.62	(0.14)	0.08	(0.07)	2.03
Dividends and distributions:
Dividends from net investment income	(0.18)	(0.13)	(0.14)	(0.09)	(0.05)
Total dividends and distributions	(0.18)	(0.13)	(0.14)	(0.09)	(0.05)
Net asset value, end of year	$13.67	$11.23	$11.50	$11.56	$11.72
Total return[2]	23.73%	(1.20)%	0.69%	(0.62)%	20.93%
Net assets, end of year (in millions)	$1,584	$1,366	$1,333	$1,652	$989
Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.73%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets after reimbursement[2]	0.73%[3]	0.85%[3]	0.85%[3]	0.85%[3]	0.85%[3]
Ratio of net investment income to average net assets[2]	1.64%	1.44%	1.11%	1.35%	1.44%
Portfolio turnover rate	17%	21%	34%	33%	25%

1 Based on average shares outstanding.

2 Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

3 Reimbursement was less than 0.005%.

49     Capital Group Private Client Services Funds / Prospectus

Capital Group U.S. Equity Fund

Financial highlights (for a share outstanding throughout each year)	For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Selected per share data:
Net asset value, beginning of year	$19.78	$19.88	$20.11	$18.33	$14.75
Income from investment operations[1]:
Net investment income	0.32	0.33	0.26	0.25	0.20
Net realized and unrealized gains on securities	4.02	0.55	0.46	2.05	3.61
Total from investment operations	4.34	0.88	0.72	2.30	3.81
Dividends and distributions:
Dividends from net investment income	(0.31)	(0.30)	(0.24)	(0.24)	(0.22)
Distributions from capital gain	(0.86)	(0.68)	(0.71)	(0.28)	(0.01)
Total dividends and distributions	(1.17)	(0.98)	(0.95)	(0.52)	(0.23)
Net asset value, end of year	$22.95	$19.78	$19.88	$20.11	$18.33
Total return[2]	22.76%	4.58%	3.75%	12.78%	26.06%
Net assets, end of year (in millions)	$236	$210	$198	$192	$167
Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.53%	0.66%	0.67%	0.66%	0.66%
Ratio of expenses to average net assets after reimbursement[2]	0.52%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[2]	1.52%	1.68%	1.31%	1.30%	1.22%
Portfolio turnover rate	19%	31%	29%	27%	25%

1 Based on average shares outstanding.

2 Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

Capital Group Private Client Services Funds / Prospectus     50

More information about the funds
For shareholder services	American Funds Service Company (800) 421-4996
Telephone calls you have with shareholder services may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to shareholder services on the telephone, you consent to such monitoring and recording.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s reports (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

For a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report, or to request other information about the fund or make shareholder inquiries, please visit capitalpcsfunds.com, call (800) 421-4996 or write to the secretary of the fund at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-380-0118P Printed in USA CGD/AFD/10210 Litho in USA CGD/AFD/10210 Investment Company File No. 811-22349

Capital Group Private Client Services FundsSM (the “trust”)

Part B
Statement of Additional Information

January 1, 2018

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund (collectively the “Municipal Bond Funds”), Capital Group Core Bond Fund (the “Core Bond Fund”), Capital Group Global Equity Fund, Capital Group International Equity Fund, and Capital Group U.S. Equity Fund (collectively the “Equity Funds”) (each of the Municipal Bond Funds, the Core Bond Fund and the Equity Funds a “fund” and collectively the “funds”) dated January 1, 2018. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. The prospectus may be obtained from your Capital Group Private Client Services® investment counselor, by calling American Funds Service Company® at (800) 421-4996 or by writing to the fund at the following address:

Capital Group Private Client Services Funds
Attention: Secretary

6455 Irvine Center Drive

Irvine, California 92618

Capital Group Core Municipal FundSM	CCMPX
Capital Group Short-Term Municipal FundSM	CSTMX
Capital Group California Core Municipal FundSM	CCCMX
Capital Group California Short-Term Municipal FundSM	CCSTX
Capital Group Core Bond FundSM	CCBPX
Capital Group Global Equity FundSM	CGLOX
Capital Group International Equity FundSM	CNUSX
Capital Group U.S. Equity FundSM	CUSEX

Capital Group Private Client Services Funds — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Capital Group Core Municipal Fund

· Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.

· The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

· The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

Capital Group Short-Term Municipal Fund

· Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.

· The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

· The fund may invest up to 20% of its assets in municipal bonds in the rating categories of A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

Capital Group Private Client Services Funds — Page 2

Capital Group California Core Municipal Fund

· Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.

· The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

Capital Group California Short-Term Municipal Fund

· Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.

· The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

Capital Group Core Bond Fund

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities), which may be represented by other investment instruments, including derivatives.

· The fund primarily invests in debt securities with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, including money market instruments or cash equivalents.

· The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between three and 10 years.

· The fund may invest only in securities of issuers domiciled outside the U.S. if they are U.S. dollar-denominated and are in the four highest rating categories.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley

Capital Group Private Client Services Funds — Page 3

Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Municipal Bond Funds and Core Bond Fund

· In determining the quality rating of a particular bond, the fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If agency ratings of a bond differ, the bond will be considered to have received the highest of those ratings.

Municipal Bond Funds

· The funds may invest more than 25% of their assets in industrial development bonds.

Capital Group Global Equity Fund

· Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities.

· The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets — unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

Capital Group International Equity Fund

· Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers based outside the United States.

· The fund may invest up to 15% of its net assets in the securities of issuers based in emerging markets.

Capital Group U.S. Equity Fund

· Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States.

· Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

Equity Funds

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

* * * * * *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Capital Group Private Client Services Funds — Page 4

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Applicable to all funds

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Capital Group Private Client Services Funds — Page 5

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Variable and floating rate obligations — The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of a portfolio accordingly, keeping in mind the fund’s objectives.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

Capital Group Private Client Services Funds — Page 6

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might

Capital Group Private Client Services Funds — Page 7

relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Some fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid is made by the fund’s adviser under procedures adopted by the fund’s board. The fund’s adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur significant additional costs in disposing of illiquid securities. If the fund holds more than 15% of its net assets in illiquid assets due to the appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the fund will seek over time to increase its investments in liquid securities to the extent practicable.

Repurchase agreements — The fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos, a third party custodian, called a clearing bank, facilitates repo clearing and settlement, including by providing collateral management services. The Bank of New York Mellon and JPMorgan Chase are currently the only clearing banks in the U.S. tri-party repo market. However, JPMorgan Chase has announced that it would end its business as a clearing bank for broker-dealer government security services by the end of 2018. That being the case, there is a risk that these services could not be easily replaced if The Bank of New York Mellon were to similarly exit the business or had to suspend services. However, as an alternative to tri-party repos, the fund could enter into bilateral repos, where the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — The Municipal Bond Funds may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or that may be redeemed in 270 days or less); (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or that may be redeemed in one year or less); (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or that may be redeemed in one year or less; (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors; and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed in one year or less.

Capital Group Private Client Services Funds — Page 8

The Core Bond Fund and the Equity Funds may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed-income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed-income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed-income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to the institutional investor marketplace. In other words, Section 4(a)(2) commercial paper is generally sold only to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been determined to be liquid under procedures adopted by the fund’s board of trustees.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction

Capital Group Private Client Services Funds — Page 9

and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that

Capital Group Private Client Services Funds — Page 10

the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by the investment adviser or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

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Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund
Capital Group Core Bond Fund

Maturity — In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

Derivatives — In pursuing its investment objective, the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset.The fund may take positions in interest rate swaps, which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative

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instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the fund’s portfolio. Because the fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the fund’s investments in such derivatives may also require the fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

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When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

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The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s

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creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDX transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the fund invests in a CDX as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the fund. In connection with CDX transactions

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in which the fund acts as protection buyer, the fund will segregate liquid assets with a value at least equal to the fund’s exposure (i.e., any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the fund acts as protection seller, the fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain this required margin, the fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Municipal bonds — Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

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Municipal lease obligations — The fund may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund’s shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

U.S. Territories and Commonwealth obligations — The fund may invest in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any territory or Commonwealth may, in turn, affect negatively the value of the fund’s holdings in such obligations.

The following section provides only a brief summary of the complex factors affecting the financial condition of the Commonwealth of Puerto Rico (“Puerto Rico” or, as used in this section only, “Commonwealth”) that could adversely affect the fund’s investments in Puerto Rico municipal obligations. This information is based on information publicly available from Commonwealth authorities and other sources available prior to July 28, 2017 and has not been independently verified.

For the last several years, certain municipal issuers in Puerto Rico have experienced — and, in some cases, continue to experience — significant financial difficulties. The Puerto Rican economy is characterized by ongoing economic stagnation and fiscal challenges, including persistent budget deficits, underfunded public pensions, high unemployment, significant debt service obligations and liquidity issues. Puerto Rico’s continued financial difficulties, including default and restructuring of certain Puerto Rico municipal securities, could further reduce its ability to access financial markets, which may adversely affect the fund’s investments and investment results.

President Obama signed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”) on June 30, 2016. The PROMESA allows Puerto Rico to restructure its outstanding debt obligations. It also establishes an oversight and management board (“Oversight Board”) that is empowered to approve Puerto Rico’s fiscal plans and budgets.

On April 6, 2016, Governor Padilla signed into law the Puerto Rico Emergency Moratorium and Financial Rehabilitation Act (“Emergency Moratorium Act”), which enabled the Governor to declare a moratorium on debt payments until at least January 2017. Pursuant to the Emergency Moratorium Act, Governor Padilla issued an executive order on June 30, 2016 declaring a moratorium on the Commonwealth’s obligation to make payments on any bonds or notes issued or guaranteed by the Commonwealth. Accordingly, Puerto Rico has failed to make certain debt service payments since the enactment of PROMESA.

On January 29, 2017, Governor Rosselló signed into law the Puerto Rico Financial Emergency and Fiscal Responsibility Act of 2017 (“Fiscal Responsibility Act”), which was intended to repeal certain provisions of the Emergency Moratorium Act. Under the Fiscal Responsibility Act, the moratorium on Puerto Rican debt payments ended May 1, 2017, and the governor had the ability to extend the

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moratorium for an additional three months by executive order. The Fiscal Responsibility Act does not provide for a mechanism to extend the moratorium on debt service payments beyond August 1, 2017, but it grants the governor broad discretion to determine which government services take precedence over payment of debt obligations.

To satisfy its requirements under PROMESA, Puerto Rico submitted a fiscal plan to the Oversight Board on February 28, 2017. After the Oversight Board rejected the initial plan, Puerto Rico submitted a revised plan that was certified on March 13, 2017 (the “Fiscal Plan”). The Fiscal Plan outlined certain structural and economic reforms that are intended to create positive cash flows that can be used for debt service payments. There can be no guarantee that such reforms will produce the intended results that will allow Puerto Rico to service its debt obligations.

Puerto Rico’s Legislative Assembly initially submitted a proposed budget to the Oversight Board in June 2017 (“Proposed Budget”). On June 27, 2017, the Oversight Board issued a notice of non-compliance with the Fiscal Plan, requiring the legislature to revise the Proposed Budget by June 29, 2017. The Legislative Assembly was unable to take the corrective actions the Oversight Board outlined in its notice of non-compliance by the Oversight Board’s deadline. Accordingly, the Oversight Board unanimously adopted a resolution approving the certification of a revised, compliant budget for the Commonwealth.

On May 3, 2017, pursuant to section 304(a) of PROMESA, the Oversight Board filed a petition in federal court on behalf of Puerto Rico to begin proceedings to restructure Puerto Rico’s debt. According to the petition, Puerto Rico will not be able to satisfy debt service payments on its $74 billion in outstanding debt as well as pay government operations costs. Puerto Rico, along with the Oversight Board, began negotiations with creditors to restructure some of Puerto Rico’s debt in April 2017. As no resolution was reached before the moratorium expired on May 1, 2017, the Oversight Board determined that petitioning for relief under PROMESA was the best path forward. It is not presently possible to predict the results of the petition, but the petition will have a significant impact on bondholders. If Puerto Rico is unable to restructure its debt, there could be negative impacts on the fund performance.

Puerto Rico is a party to numerous legal proceedings that, if decided against the Commonwealth, might require the Commonwealth to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the Commonwealth to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the fund’s investments.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded bonds — From time to time, a municipality may refund a bond that it has already issued prior to the original bond’s call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. The escrow account securities pledged to pay the principal and interest of the pre-refunded bond do not guarantee the price movement of the bond before maturity. Investment in pre-refunded bonds held by the fund may subject the fund to interest rate risk, market risk and credit risk. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

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Temporary investments — The fund may invest in short-term municipal obligations of up to one year in maturity when temporary defensive strategies are used as a result of abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of a fund’s assets may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (d) repurchase agreements.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund’s board of trustees.

Concentration of investments — Certain economic, business or political developments might adversely affect all municipal bonds of a similar category or type, or adversely affect all municipal bonds issued by issuers within a particular geographical area or jurisdiction.

Tax-exempt securities — While the fund seeks to purchase securities which bear interest that is exempt from federal income taxes – and in the case of Capital Group California Core Municipal Fund and Capital Group California Short–Term Municipal Fund, also seeks to purchase securities which bear interest that is exempt from California income taxes – there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

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Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Risk factors relating to California debt obligations — Because the fund invests in securities issued by the State of California, its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State of California and various local agencies in California available as of the date of this statement of additional information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of state related bonds, could have an adverse impact on the financial condition of the state, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California’s municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the state’s economy.

California’s economy and general financial condition affect the ability of state and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the state level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the state’s credit rating, make it more expensive for the state to borrow money, and impact municipal issuers’ ability to pay their obligations. Such events could also heighten the risk that prices of debt obligations purchased by the fund, and the fund’s net asset value, will experience greater volatility.

California is the most populous state in the nation and has a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of California’s significant industries are sensitive to economic disruptions in their export markets. The state’s rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California’s economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State of California’s General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and many local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities’ ability to raise real property taxes) and 218 (limiting local governments' ability to impose “property related” fees, assessments and taxes) have constrained local governments’ ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including state related bonds, it is not possible to predict the extent to which any or all of

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the factors described above will affect the ability of the state or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Capital Group Core Bond Fund

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it

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do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

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Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates

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would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed-income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

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Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

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Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Capital Group Global Equity Fund
Capital Group International Equity Fund
Capital Group U.S. Equity Fund

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on,

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among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed-income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. To the extent the fund invests in income-oriented, equity-type securities, income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

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Warrants and rights — Warrants and rights may be acquired by the fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. The fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price

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controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets

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where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing

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countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates. The fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. In addition, the fund may use foreign currency contracts in order to increase exposure to a certain currency or to shift exposure to currency fluctuations from one currency to another. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the

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application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

* * * * * *

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

* * * * * *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended October 31, 2017 and 2016, are as follows:

Fund	Fiscal year	Portfolio turnover rate
Capital Group Core Municipal Fund[1]	2017	47%
	2016	18
Capital Group Short-Term Municipal Fund[1]	2017	42
	2016	24
Capital Group California Core Municipal Fund[1]	2017	27
	2016	11
Capital Group California Short-Term Municipal Fund[1]	2017	36
	2016	19
Capital Group Core Bond Fund[1,3]	2017	95
	2016	86
Capital Group Global Equity Fund[2]	2017	20
	2016	36
Capital Group International Equity Fund[2]	2017	17
	2016	21
Capital Group U.S. Equity Fund[2]	2017	19
	2016	31

1 The increase in turnover was due to increased trading activity during the period.

2 The decrease in turnover was due to decreased trading activity during the period.

3 The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended October 31, 2017, was 52%. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The Municipal Bond Funds will maintain their status as tax-exempt funds consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The fund may not invest in companies for the purpose of exercising control or management.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by the investment adviser or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including derivatives, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or government sponsored enterprises or repurchase agreements with respect thereto.

For purposes of fundamental policy 2, each of the Municipal Bond Funds will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax.

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Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
Joseph C. Berenato, 1946 Trustee (2015)	Retired	16	Former director of Ducommun Incorporated (until 2017)

· Service as chief financial officer, aerospace components manufacturer

· Senior corporate management experience, corporate banking

· Corporate board experience

· Service as director, Los Angeles Branch of the Federal Reserve Bank of San Francisco

· Service on trustee board for educational organizations

· MBA, finance, MA, English, BS, engineering

Richard G. Capen Jr., 1934 Trustee (2009)	Corporate director and author	10	None

· Service as publisher and chief executive officer, newspaper publishing company

· Senior management experience

· Corporate board experience

· Former Assistant Secretary of Defense for Legislative Affairs

· Former U.S. Ambassador to Spain

Capital Group Private Client Services Funds — Page 37

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
Vanessa C. L. Chang, 1952 Trustee (2015)	Director, EL & EL Investments (real estate)	17	Edison International; Sykes Enterprises; Transocean Ltd.

· Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

· Senior management experience, investment banking

· Former partner, public accounting firm

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Former member of the Governing Council of the Independent Directors Council

· CPA (inactive)

Capital Group Private Client Services Funds — Page 38

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
H. Frederick Christie, 1933 Trustee (2009)	Private investor	10	None

· Service as chairman and chief executive officer, non-utility holding company

· Service as president and chief financial officer, utility company

· Senior corporate management experience

· Service on trustee board of charitable organization

· MBA, management

Richard G. Newman, 1934 Chairman of the Board (Independent and Non-Executive) (2009)	Founder and Chairman Emeritus, AECOM Technology Corporation (global engineering, consulting and professional technical services)	10	Former director of AECOM Technology Corporation (until 2015)	· Service as chief executive officer for multiple international companies · Experience as an engineer · Experience in global mergers and acquisitions and business · MS, civil engineering

Capital Group Private Client Services Funds — Page 39

Interested trustees5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Guardian Trust Company or its affiliates. This management role also permits them to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years
Paul F. Roye, 1953 Vice Chairman of the Board (2009)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company*; Director, Capital Research and Management Company*	11	None

Other officers6

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
John S. Armour, 1957 President (2013)	President – Private Client Services Division, Capital Bank and Trust Company*
Aaron Applebaum, 1979 Senior Vice President (2017)	Partner – Capital Fixed Income Investors, Capital Research and Management Company*
Mark Marinella, 1958 Senior Vice President (2016)	Vice President – Capital Fixed Income Investors, Capital Research and Management Company*
John R. Queen, 1965 Senior Vice President (2009)	Senior Vice President – Private Client Services Division, Capital Bank and Trust Company*; Partner – Capital Fixed Income Investors, Capital Research and Management Company*
William L. Robbins, 1968 Senior Vice President (2014)	Partner – Capital International Investors, Capital Research and Management Company*
Timothy W. McHale, 1978 Vice President (2009)	Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company*; Secretary, American Funds Distributors, Inc.*
Courtney R. Taylor, 1975 Secretary (2009)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company*
Gregory F. Niland, 1971 Treasurer (2014)	Vice President - Investment Operations, Capital Research and Management Company*

Capital Group Private Client Services Funds — Page 40

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Susan K. Countess, 1966 Assistant Secretary (2012)	Associate – Fund Business Management Group, Capital Research and Management Company*
Brian C. Janssen, 1972 Assistant Treasurer (2015)	Vice President – Investment Operations, Capital Research and Management Company*

* Company affiliated with Capital Guardian Trust Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 "Fund complex" consists of the funds, Capital Group Emerging Markets Total Opportunities Fund, Emerging Markets Growth Fund, Inc. and funds in the American Funds family of funds, all of which are managed by the investment adviser or its affiliates.

4 This includes all directorships/trusteeships (other than those in the fund or other funds managed by Capital Guardian Trust Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Guardian Trust Company, or affiliated entities (including the fund’s principal underwriter).

6 All of the trustees and/or officers listed, with the exception of Mark Marinella, are officers of one or more of the other funds for which Capital Guardian Trust Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Capital Group Private Client Services Funds — Page 41

Fund shares owned by trustees as of December 31, 2016:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in family of funds overseen by trustee [2]	Aggregate dollar range[1] of shares owned in fund complex overseen by trustee [3]
Independent trustees
Joseph C. Berenato	Over $100,000	Over $100,000	Over $100,000
Richard G. Capen Jr.	Over $100,000	Over $100,000	Over $100,000
Vanessa C. L. Chang	$10,001 – $50,000	$10,001-$50,000	Over $100,000
H. Frederick Christie	Over $100,000	Over $100,000	Over $100,000
Richard G. Newman	Over $100,000	Over $100,000	Over $100,000

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in family of funds overseen by trustee [2]	Aggregate dollar range[1] of shares owned in fund complex overseen by trustee [3]
Interested trustees
Paul F. Roye	Over $100,000	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.

2 "Family of funds" consists of the funds, Capital Group Emerging Markets Total Opportunities Fund and Emerging Markets Growth Fund, Inc., all of which are managed by the investment adviser or an affiliate.

3 "Fund complex" consists of the funds, Capital Group Emerging Markets Total Opportunities Fund, Emerging Markets Growth Fund, Inc. and funds in the American Funds family of funds, all of which are managed by the investment adviser or an affiliate.

Trustee compensation — No compensation is paid by the funds to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The trust pays each independent trustee an annual fee of $40,211. No pension or retirement benefits are accrued as part of fund expenses.

Trustee compensation earned during the fiscal year ended October 31, 2017:

Name	Aggregate compensation from the trust	Total compensation from all funds in fund complex overseen by trustee*
Joseph C. Berenato	$38,546	$369,525
Richard G. Capen Jr.	46,295	73,338
Vanessa C. L. Chang	38,546	360,900
H. Frederick Christie	44,907	71,213
Richard G. Newman	47,891	75,838

* "Fund complex" consists of the funds, Capital Group Emerging Markets Total Opportunities Fund, Emerging Markets Growth Fund, Inc. and funds in the American Funds family of funds, all of which are managed by the investment adviser or an affiliate.

Capital Group Private Client Services Funds — Page 42

Trust organization and the board of trustees — The trust, an open-end, diversified management investment company, was organized as a Delaware statutory trust on October 22, 2009. Although the board of trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the trust’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and must act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use to attain the purposes of the trust. Independent board members are paid certain fees for services rendered to the trust as described above.

The trust has eight funds and one class of shares. Fund shares have pro rata rights as to voting, redemption, dividends and liquidation. In addition, the trustees have the authority to establish new funds and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The trust does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the trust will hold a meeting at which any member of the board could be removed by a majority vote.

The trust’s declaration of trust and by-laws that the trust has entered into provide in effect that, subject to certain conditions, the trust will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the trust. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, also explore risk management procedures in particular areas and then report back to the full board. For example, the

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fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The trust has an audit committee comprised of all of the independent trustees. The committee provides oversight regarding the trust’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the trust’s principal service providers. The committee acts as a liaison between the trust’s independent registered public accounting firm and the full board of trustees. The audit committee held two meetings during the 2017 fiscal year.

The trust has a contracts committee comprised of all of the independent trustees. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the trust and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, and Shareholder Services Agreement, that the fund may enter into, renew or continue, and to make its reccomendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2017 fiscal year.

The trust has a nominating committee comprised of all of the independent trustees. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the trust, addressed to the trust’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating committee held two meetings during the 2017 fiscal year.
Proxy voting procedures and principles — The investment adviser votes the proxies of securities held by the fund according to the investment adviser’s proxy voting policy and procedures (as stated below), which have been adopted by the board.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (i) without charge, upon request, by calling American Funds Service Company at (800) 421-4996 or (ii) on the SEC’s website at www.sec.gov.

Policy — The investment adviser, a U.S. based investment adviser, provides investment management services to clients including institutional retirement plans and U.S and non-U.S. investment funds. The investment adviser considers proxy voting an important part of those management services, and seeks to vote all proxies of securities held in client accounts for which it has proxy voting authority in the best interest of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of the investment adviser’s clients.

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Fiduciary responsibility and long-term shareholder value — The investment adviser’s fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, the investment adviser considers those factors which would affect the value of its clients’ investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, the investment adviser votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.

The investment adviser believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and the investment adviser’s general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.

As the management of a portfolio company is responsible for its day-to-day operations, the investment adviser believes that management, subject to the oversight of the relevant board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, the investment adviser votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. The investment adviser also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients’ best interests.

Special review — From time to time the investment adviser may vote a) on proxies of portfolio companies that are also clients of the investment adviser or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited the investment adviser or its affiliates to support a particular position. When voting these proxies, the investment adviser analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The investment adviser’s Special Review Committee (“SRC”) reviews certain of these proxy decisions for any improper influences on the decision-making process and takes appropriate action, if necessary.

Proxy review process — Associates on the proxy voting team are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies. The proxy voting team reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year and certain other administrative items. All other items are voted in accordance with the decision of the analyst, the portfolio investment advisers, the appropriate proxy voting committee or the full investment committee(s) depending on the parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are typically comprised primarily of members of the investment adviser’s and its institutional affiliates’ investment committees and their activity is subject to oversight by those committees.

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The investment adviser seeks to vote all of its clients’ proxies. In certain circumstances, the investment adviser may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where the investment adviser wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to the investment adviser to vote and therefore are not voted.

Proxy voting guidelines — The investment adviser has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.

The investment adviser’s general position related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues is reflected below.

Corporate governance — The investment adviser supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board or establish a majority voting standard for the election of the board of directors. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.

Capital structure — The investment adviser generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as an anti-takeover device, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

Stock-related compensation plans — The investment adviser supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans, the investment adviser considers, among other things, the following information to the extent it is available: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, the investment adviser supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.

Corporate social responsibility — The investment adviser votes on these issues based on the potential impact to the value of its clients’ investment in the portfolio company.

Special review procedures — If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and

Capital Group Private Client Services Funds — Page 46

must not vote on the issue. Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc., are deemed to be “Interested Clients.” Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the SRC. The SRC reviews such information in order to identify whether there were improper influences on the decision-making process so that it may determine whether the decision was in the best interest of the investment adviser’s clients.

Based on its review, the SRC may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from the investment adviser’s and its institutional affiliates’ investment and legal groups and does not include representatives from the marketing department. Any other proxy may be referred to the SRC if facts or circumstances warrant further review.

In cases where the investment adviser has discretion to vote proxies for shares issued by an affiliated mutual fund, the investment adviser will instruct that the shares be voted in the same proportion as votes cast by shareholders for whom the investment adviser does not have discretion to vote proxies.

The investment adviser’s proxy voting record — Upon client request, the investment adviser will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which the investment adviser has proxy voting authority.

Annual assessment — The investment adviser will conduct an annual assessment of this proxy voting policy and related procedures and will notify clients for which it has proxy voting authority of any material changes to the policy.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on December 1, 2017. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Fund	Ownership	Ownership percentage
J.P. Morgan Securities, LLC Omnibus Account Brooklyn, NY	Capital Group International Equity Fund	Record	88.48%
Capital Group Private Client Services Account #1 Irvine, CA	Capital Group California Short-Term Municipal Fund	Record Beneficial	17.44
Capital Group Private Client Services Account #2 Irvine, CA	Capital Group Global Equity Fund	Record Beneficial	6.98
Capital Group Private Client Services Account #3 Irvine, CA	Capital Group California Short-Term Municipal Fund	Record Beneficial	5.03

As of December 1, 2017, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Most of the shares of Capital Group International Equity Fund are held through a single advisory platform (more than 88% of the fund as of November 30, 2017). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

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Investment adviser — Capital Guardian Trust Company, the fund’s investment adviser, maintains research facilities in the United States (Los Angeles, San Francisco, New York, and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of Capital Group International, Inc., a holding company for several investment management subsidiaries. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the funds, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the funds and, therefore, is not subject to registration or regulation as such under the CEA with respect to the funds.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets.

Portfolio managers and investment analysts are paid competitive salaries by Capital Guardian Trust Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Guardian Trust Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as:

Capital Group Core Municipal Fund – Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index; and a custom average consisting of one share class per fund of short-intermediate municipal debt funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Short-Term Municipal Fund – Bloomberg Barclays Municipal Short 1-5 Years Index; and a custom average consisting of one share class per fund of short municipal debt funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group California Core Municipal Fund – Bloomberg Barclays California Short-Intermediate Municipal Index; and a custom average consisting of one share class per fund of California short-intermediate municipal debt funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group California Short-Term Municipal Fund – Bloomberg Barclays California Short Municipal Index; and a custom average consisting of one share class per fund of short

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municipal debt funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Core Bond Fund – Bloomberg Barclays Intermediate A+ U.S. Government/Credit Index; and a custom average consisting of one share class per fund of short-intermediate investment grade debt funds and short-intermediate U.S. Government funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Global Equity Fund – MSCI World Index; Lipper Global Funds Index; MSCI EAFE (Europe, Australasia, Far East) Index; a median of a customized Non-U.S. Developed Equity Competitive Universe compiled from eVestment Alliance; Standard & Poor’s 500 composite Index; a median of a customized U.S. Equity Competitive Universe compiled from eVestment Alliance; Lipper Growth and Income Funds Index; and a custom index of international developed funds, excluding funds that use the MSCI ACWI ex USA Index as a benchmark and funds with emerging market exposure greater than 20%;

Capital Group International Equity Fund – MSCI EAFE (Europe, Australasia, Far East) Index; a median of a customized Non-U.S. Developed Equity Competitive Universe compiled from eVestment Alliance; and a custom index of international developed funds, excluding funds that use the MSCI ACWI ex USA Index as a benchmark and funds with emerging market exposure greater than 20%; and

Capital Group U.S. Equity Fund – S&P 500 Index; a median of a customized U.S. Equity Competitive Universe compiled from eVestment Alliance; and Lipper Growth and Income Funds Index.

From time to time, the fund’s investment adviser may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Guardian Trust Company or its affiliates.

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The following table reflects information as of October 31, 2017:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Capital Group Core Municipal Fund
Aaron Applebaum	$10,001 – $50,000	3	$5.1	None		None
Mark Marinella	$10,001 – $50,000	3	$0.6	None		None
Capital Group Short-Term Municipal Fund
Aaron Applebaum	$100,001 – $500,000	3	$5.4	None		None
Mark Marinella	$0 – $10,000	3	$0.9	None		None
Capital Group California Core Municipal Fund
Mark Marinella	$100,001 – $500,000	3	$0.6	None		None
Capital Group California Short-Term Municipal Fund
Mark Marinella	$0 – $10,000	3	$0.9	None		None
Capital Group Core Bond Fund
John R. Queen	$50,001 – $100,000	3	$152.1	1	$0.23	55	$1.07
David A. Hoag	None[4]	5	$158.7	None		None
Capital Group Global Equity Fund
William L. Robbins	$100,001 – $500,000	4	$77.2	None		1,083	$10.47
Gerald Du Manoir	$100,001 – $500,000	5	$2.5	10	$4.39	686[5]	$19.21
Gregory D. Fuss	$100,001 – $500,000	5	$2.1	None		1,176	$11.85
Steven T. Watson	Over $1,000,000	5	$197.9	7	$3.53	570[6]	$8.73
Philip Winston	$100,001 – $500,000	6	$110.1	8	$4.27	608[7]	$21.77
Capital Group International Equity Fund
Gerald Du Manoir	$100,001 – $500,000	5	$1.5	10	$4.39	686[5]	$19.21
Gregory D. Fuss	$100,001 – $500,000	5	$1.1	None		1,176	$11.85

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Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Philip Winston	$100,001 – $500,000	6	$109.1	8	$4.27	608[7]	$21.77
Capital Group U.S. Equity Fund
William L. Robbins	$100,001 – $500,000	4	$77.6	None		1,083	$10.47
Cheryl E. Frank	$100,001 – $500,000	5	$50.2	None		633	$7.37
Gregory D. Fuss	$100,001 – $500,000	5	$2.5	None		1,176	$11.85

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s) , PIV(s) or other accounts managed by Capital Guardian Trust Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) , PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

4 Tax considerations for the investment professional may influence the investment professional’s decision to own shares of the fund.

5 The advisory fee of three of these accounts (representing $1.36 billion in total assets) is based partially on their investment results.

6 The advisory fee of one of these accounts (representing $0.03 billion in total assets) is based partially on its investment results.

7 The advisory fee of four of these accounts (representing $4.38 billion in total assets) is based partially on their investment results.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the trust and the investment adviser will continue in effect until July 31, 2018, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, supplies and postage used at the trust’s offices.

The Municipal Bond Funds and the Core Bond Fund pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to shareholders; taxes; expenses of the issuance and redemption of fund shares (registration and qualification fees and expenses); legal, accounting and auditing expenses; compensation, fees and expenses paid to independent trustees (including legal counsel fees); association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data. The Equity Funds pay brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. All other fees for the Equity Funds are paid by the investment adviser out of its management fee.

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The investment adviser is currently reimbursing a portion of the expenses for Capital Group Short-Term Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Global Equity Fund and Capital Group U.S. Equity Fund. These reimbursements will be in effect through at least January 1, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. For the fiscal years ended October 31, 2017, 2016 and 2015, the total expenses reimbursed by the investment adviser were as follows:

Capital Group Short-Term Municipal Fund	2017 2016 2015	$ 97,000 66,000 91,000
Capital Group California Short-Term Municipal Fund	2017 2016 2015	84,000 62,000 75,000
Capital Group Global Equity Fund	2017 2016 2015	34,000 25,000 31,000
Capital Group U.S. Equity Fund	2017 2016 2015	34,000 25,000 31,000

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The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Capital Group Core Municipal Fund	0.250%
Capital Group Short-Term Municipal Fund	0.250
Capital Group California Core Municipal Fund	0.250
Capital Group California Short-Term Municipal Fund	0.250
Capital Group Core Bond Fund	0.250
Capital Group Global Equity Fund	0.650
Capital Group International Equity Fund	0.650
Capital Group U.S. Equity Fund	0.425

For the fiscal years ended October 31, 2017, 2016 and 2015, the investment adviser earned from the funds the following management fees:

Capital Group Core Municipal Fund	2017	$1,188,000
	2016	1,374,000
	2015	1,272,000
Capital Group Short Term Municipal Fund	2017	464,000
	2016	566,000
	2015	529,000
Capital Group California Core Municipal Fund	2017	1,003,000
	2016	1,122,000
	2015	1,030,000
Capital Group California Short-Term Municipal Fund	2017	337,000
	2016	399,000
	2015	447,000
Capital Group Core Bond Fund	2017	1,100,000
	2016	1,192,000
	2015	1,128,000
Capital Group Global Equity Fund	2017	3,793,000
	2016	4,123,000
	2015	4,358,000
Capital Group International Equity Fund	2017	10,209,000
	2016	11,462,000
	2015	12,005,000
Capital Group U.S. Equity Fund	2017	1,174,000
	2016	1,302,000
	2015	1,279,000

Principal Underwriter — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of each fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter does not receive any compensation related to the sale of shares of the fund.

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace in respect of both execution and research — taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates, commission rates that other institutional investors are paying, and the provision of brokerage and research products and services. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, either directly or through a commission sharing arrangement, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services, it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

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The investment adviser may pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer to be used to compensate the broker-dealer for proprietary research or to be paid to a third-party research provider for research it has provided.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

An affiliate of the investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

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Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended October 31, 2017, 2016 and 2015 were: $92,000, $233,000 and $247,000 for Capital Group Global Equity Fund, $390,000, $568,000 and $828,000 for Capital Group International Equity Fund and $32,000, $55,000 and $41,000 for Capital Group U.S. Equity Fund. Increases (or decreases) in the dollar amount of brokerage commissions paid by the funds over the last three fiscal years resulted from increases (or decreases) in the volume of trading activity.

The trust is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the trust the largest amount of brokerage commissions by participating, directly or indirectly, in the trust’s portfolio transactions during the trust’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the trust during the trust’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the trust during the trust’s most recently completed fiscal year.

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At the end of the trust’s most recently completed fiscal year, the trust’s regular broker-dealers included Citigroup Global Markets, Inc., Credit Suisse Group AG, Morgan Stanley & Co. LLC, The Bank of New York Mellon Corporation, Goldman Sachs & Co., J.P. Morgan Securities LLC and UBS. At the end of the trust’s most recently completed fiscal year, the following funds held debt or equity securities of an affiliated company of such regular broker-dealers:

	Affiliated company of regular broker-dealer	Type of security	Amount
Capital Group Core Bond Fund	Citigroup, Inc.	Debt	$2,018,589
	Credit Suisse Group AG	Debt	519,472
	J.P. Morgan Securities LLC	Debt	777,265
	Morgan Stanley & Co. LLC	Debt	1,501,784
	The Bank of New York Mellon Corp.	Debt	501,908
	The Goldman Sachs Group, Inc.	Debt	1,550,811
	UBS AG	Debt	220,861
Capital Group Global Equity Fund	J.P. Morgan Securities LLC	Equity	10,894,050
	The Bank of New York Mellon Corp.	Equity	4,770,958
	UBS AG	Equity	1,167,690
Capital Group U.S. Equity Fund	J.P. Morgan Securities LLC	Equity	4,042,509
	The Bank of New York Mellon Corp.	Equity	2,981,013

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Disclosure of portfolio holdings

The trust’s investment adviser, on behalf of the trust, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the trust’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the trust’s Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the funds’ website (capitalpcsfunds.com) no earlier than the 10th day after such calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, each fund’s list of top ten portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the funds’ website no earlier than the 10th day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the funds’ website.

Certain intermediaries are provided additional information about the fund’s management team, including information on the portfolio securities they hold in the fund, as of quarter end. This information, which is based on the fund’s publicly disclosed holdings, is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to perform analysis on the fund.

The trust’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates and co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding), each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the trust’s custodian, outside counsel and auditor.

Affiliated persons of the trust, including officers of the trust and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the trust, and other entities as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the funds’ website to persons not affiliated with the trust (which, as described above, would typically occur no earlier than one day after the day on which the information is made available), such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the trust nor its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the investment adviser. In exercising its authority, the investment adviser determines whether disclosure of information about a fund's portfolio securities is

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appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the funds’ website (other than to certain service providers of the trust for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The trust’s investment adviser and its affiliates provide investment advice to clients other than the funds that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of a fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the trust’s investment adviser or a fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the trust or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the trust after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers, other intermediaries or Capital Group Private Client Services investment counselors may have their own rules about share transactions and may have earlier cut-off times than those of the trust. For more information about how to purchase through your intermediary, contact your intermediary directly. For more information about how to purchase through Capital Group Private Client Services investment counselors, contact your Capital Group Private Client Services investment counselor directly.

Prices listed do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each fund has a separately calculated net asset value (and share price).

All portfolio securities of the fund are valued, and the net asset values per share are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

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Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair-valued as determined in good faith under fair value guidelines adopted by authority of the trust’s board. Subject to board oversight, the trust’s board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the

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security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders including those holding fund shares in a tax-deferred account, such as a retirement plan. Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as regulated investment companies, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intend to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with the calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends.

The fund may declare a capital gain distribution consisting of the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

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The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and could increase the basis of their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain dividend generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any net realized long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other Capital Group Private Client Services Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences applicable to tax-exempt funds — Interest on the municipal securities purchased by the Municipal Bond Funds is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. If interest on a municipal security is not free from regular federal income tax, then the interest on that security would become taxable. If this were to happen, dividends derived from this interest may be taxable to shareholders.

By meeting certain requirements of the Code, the Municipal Bond Funds qualify to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

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The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by a fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

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Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

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Purchase and exchange of shares

Shares of the fund are available to clients of Capital Group Private Client Services, a division of Capital Bank and Trust Company, the trust’s trustees and officers, and the fund’s portfolio managers. Shares are also available to former shareholders of Endowments – Growth and Income Portfolio, who obtained shares of Capital Group U.S. Equity Fund in connection with the acquisition of Endowments – Growth and Income Portfolio by Capital Group U.S. Equity Fund. Shares may be made available to other individuals if the investment adviser determines it is appropriate. As described in the fund’s prospectus, please contact your Capital Group Private Client Services investment counselor or the fund’s transfer agent to purchase shares.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares, please contact your Capital Group Private Client Services investment counselor or the fund’s Transfer Agent.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

Redemption of shares — The trust’s declaration of trust permits the trust to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the trust’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the trust may from time to time adopt.

While payment of redemptions normally will be in cash, the trust’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the trust’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the transaction is identified as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date. The fund’s purchase blocking policy may be waived for transactions in the month of December that are made for tax planning purposes.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the fund — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Capital Group Private Client Services Funds — Page 70

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through certain retirement plans will be confirmed at least quarterly.

Americanfunds.com — You may check your share balance and the price of your shares using americanfunds.com.

Telephone purchases, redemptions and exchanges — By using the telephone purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, the fund’s transfer agent and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

Capital Group Private Client Services Funds — Page 71

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolios, are held by State Street Bank and Trust Company, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to sub-custodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S. The principal office of State Street Bank and Trust Company is located at One Lincoln Street, Boston, MA 02111.

Transfer agent services — American Funds Service Company, an affiliate of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

State Street Bank and Trust Company was the fund’s previous transfer agent and is located at One Lincoln Street, Boston, MA 02111. State Street Bank and Trust Company was paid a fee of $107,000 for the 2017 fiscal year for transfer agency services provided to the Municipal Bond Funds and the Core Bond Fund.

Fund accounting — State Street Bank and Trust Company previously provided fund accounting services and net asset value calculations for the fund. The principal office of State Street Bank and Trust Company is located at One Lincoln Street, Boston, MA 02111. State Street Bank and Trust Company was paid a fee of $382,000 for accounting and administrative services provided to the Municipal Bond Funds and the Core Bond Fund in the 2017 fiscal year.

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. Deloitte Tax LLP prepares tax returns for the fund. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, CA 90071 serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on October 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4996. Shareholders may also access the fund’s current summary

Capital Group Private Client Services Funds — Page 72

prospectus, prospectus, statement of additional information and shareholder reports at capitalpcsfunds.com. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Codes of ethics — The trust and Capital Guardian Trust Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Capital Group Private Client Services Funds — Page 73

Other information — The trust reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

Capital Group Core Municipal Fund

Determination of net asset value and redemption price — October 31, 2017

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.41

Capital Group Short-Term Municipal Fund

Determination of net asset value and redemption price — October 31, 2017

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.09

Capital Group California Core Municipal Fund

Determination of net asset value and redemption price — October 31, 2017

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.57

Capital Group California Short-Term Municipal Fund

Determination of net asset value and redemption price — October 31, 2017

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.21

Capital Group Core Bond Fund

Determination of net asset value and redemption price — October 31, 2017

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.14

Capital Group Private Client Services Funds — Page 74

Capital Group Global Equity Fund

Determination of net asset value and redemption price — October 31, 2017

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$15.62

Capital Group International Equity Fund

Determination of net asset value and redemption price — October 31, 2017

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$13.67

Capital Group U.S. Equity Fund

Determination of net asset value and redemption price — October 31, 2017

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$22.95

Fund numbers — Here are the fund numbers for use when making share transactions:

Fund	Fund numbers
Capital Group Core Municipal FundSM ……...…..........................	40117
Capital Group Short-Term Municipal FundSM ……...…...............	40118
Capital Group California Core Municipal FundSM ……...............	40119
Capital Group California Short-Term Municipal FundSM …….....	40120
Capital Group Core Bond FundSM ……...……...……..................	40121
Capital Group Global Equity FundSM ……...……...……...……....	40122
Capital Group Global International Equity FundSM ……...……..	40123
Capital Group U.S. Equity FundSM ……...……...……...……...…..	40124

Capital Group Private Client Services Funds — Page 75

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and Standard & Poor’s Ratings Services.

Description of bond ratings

Moody’s

Municipal long-term rating definitions

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

Capital Group Private Client Services Funds — Page 76

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

Capital Group Private Client Services Funds — Page 77

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Capital Group Private Client Services Funds — Page 78

Description of note ratings

Moody’s

Municipal short-term debt ratings

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Capital Group Private Client Services Funds — Page 79

Standard & Poor’s

Short-term issue credit ratings

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Capital Group Private Client Services Funds — Page 80

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Capital Group Private Client Services Funds — Page 81

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Capital Group Private Client Services Funds — Page 82

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Group Private Client Services Funds — Page 83

Capital Group Core Municipal Fund

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

4	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - 89.8%	Principal amount (000)	Value (000)
Alabama - 1.6%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 2021	$2,230	$2,469
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 2023	100	116
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2020	1,200	1,327
Black Belt Energy Gas Dist., Natural Gas Util. Imps. Rev. Bonds, Series A (Mandatory Put 06/01/21 @ 100), 4.00%, 2046[1]	1,000	1,080
City of Huntsville, Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2021	250	286
5.00%, 2022	450	526
City of Huntsville, Energy Res. Auth. Rev. Ref. Bonds, Series B:
5.00%, 2021	225	257
5.00%, 2022	400	468
County of Jefferson, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	500	549
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	150	155
		7,233

Alaska - 0.1%
Alaska Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A, 3.50%, 2046	300	318
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 2040	215	218
		536

Arizona - 2.6%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 2.77%, 2048[1]	3,100	3,155
City of Tucson, Water Rev. Ref. Bonds, 5.00%, 2020	750	824
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 2018	1,000	1,021
Maricopa County Ind. Dev. Auth., Charter School AID Rev. Ref. Bonds, Series A, 5.00%, 2027	745	905
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2020	2,800	3,066
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 2024	125	129
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 2022	1,000	1,058
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2020	160	167
5.00%, 2021	1,000	1,007
		11,332

Arkansas - 0.1%
Arkansas Dev. Fin. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 09/01/22 @ 100), 2.47%, 2044[1]	600	606
		606

California - 6.2%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
1.82%, 2045	2,200	2,239
1.82%, 2047	1,500	1,527
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.62%, 2047[1]	1,000	1,006
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2028	315	371

Private Client Services Funds	5

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds (Mandatory Put 01/02/18 @ 100), 1.10%, 2021[1]	$500	$500
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 05/01/17 @ 100), 0.95%, 2024[1,2]	1,500	1,500
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	1,065	1,216
California Statewide Comms. Dev. Auth., Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 2.12%, 2037[1]	1,000	1,009
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2025	620	735
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2020	910	992
City of Irvine California, Special Assessment Ref. Bonds, 5.00%, 2023	900	1,052
City of Irvine, Special Assessment Ref. Bonds, 3.125%, 2021	565	593
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	584
Irvine Unified School Dist., Prop. Acquisition Special Tax Bonds, Series A, 5.00%, 2025	250	298
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2024	175	209
5.00%, 2026	825	1,011
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.30%, 2027[1]	1,350	1,350
Murrieta Valley Unified School Dist. Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series A, 5.00%, 2022	1,250	1,423
Palm Desert Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2020	1,200	1,328
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2026	1,200	1,441
Rancho Cordova Comm. Facs. Dist., Public Imps. Special Tax Ref. Bonds, 4.00%, 2024	500	548
RNR School Fncg. Auth., School Imps. Special Tax Bonds, Series A (BAM Insured), 5.00%, 2028	1,000	1,202
San Francisco City & County Redev. Agcy., Special Tax Rev. Ref. Bonds, 5.00%, 2021	800	897
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 2019	600	644
State of California, G.O. General Fund Ref. Bonds, 5.00%, 2030	2,000	2,415
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	100	107
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2030	1,000	1,181
		27,378

Colorado - 2.7%
Centerra Metropolitan Dist. No. 1, Tax Allocation Repayment of Bank Ln. Rev. Bonds:
2.70%, 2019	705	710
5.00%, 2020	1,250	1,347
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 2028	200	216
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	567
Colorado Health Facs. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 11/15/23 @ 100), 5.00%, 2036[1]	1,570	1,837
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	1,825	2,128
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	1,485	1,498
E-470 Public Highway Auth., Misc. Rev. Ref. Bonds (Mandatory Put 09/01/19 @ 100), 1.725%, 2039[1]	200	201
E-470 Public Highway Auth., Misc. Rev. Ref. Bonds (Mandatory Put 09/01/21 @ 100), 1.88%, 2039[1]	200	203

6	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Colorado - continued
Mountain Shadows Metropolitan Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2026	$735	$750
Park Creek Metropolitan Dist., Tax Increment Allocation Ref. Bonds, 5.00%, 2024	1,100	1,275
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 2018	1,000	1,023
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2020	150	165
		11,920

Connecticut - 1.7%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 3.50%, 2044	295	312
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	805	870
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series A-1, 4.00%, 2047	3,980	4,302
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1:
4.00%, 2044	270	288
4.00%, 2047	1,475	1,599
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series D-1 (GNMA/FNMA/FHLMC COLL Insured), 4.00%, 2047	300	326

		7,697

Florida - 5.3%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	500	554
5.00%, 2022	500	566
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, 2019	1,500	1,587
5.00%, 2020	1,100	1,205
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	150	159
City of Cape Coral, Special Assessment Ref. Bonds (AGM Insured), 1.90%, 2020	995	1,009
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 2018	100	104
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 2019	1,000	1,073
City of Pompano Beach, Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2023	620	715
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured), 5.00%, 2021	500	569
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2018	1,100	1,138
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 2022	1,000	1,130
5.00%, 2026	655	780
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 2028	195	200
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 2029	305	312
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	200	207
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	600	662
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 2019	1,450	1,502
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 2020	300	314
5.00%, 2022	400	419
5.00%, 2023	300	314
Mid-Bay Bridge Auth., Highway Tolls Rev. Ref. Bonds, Series C, 5.00%, 2021	575	642
Orlando Utils. Commission Water Rev. Ref. Bonds, Series B, 5.00%, 2023	225	237
Orlando Utils. Commission Water Rev. Ref. Bonds, Series B (Pre-refunded with U.S. Treasury Obligations 04/01/19 @ 100), 5.00%, 2023	175	184

Private Client Services Funds	7

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Florida - continued
Palm Beach County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	$300	$347
South Florida Water Mgmt. Dist., Cert. of Part. Lease Ref. Bonds, 5.00%, 2025	1,500	1,805
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Loc. Housing Rev. Ref. Bonds, Series A-1:[2]
5.00%, 2019	1,000	1,042
5.00%, 2021	785	856
Tampa Bay Water Rev. Ref. Bonds, Series B, 5.00%, 2018	430	445
Village Comm. Dev. Dist. No. 6, Special Assessment Ref. Bonds, 4.00%, 2020	355	373
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B:
5.00%, 2023	400	469
5.00%, 2028	1,000	1,162
Winter Garden Village at Fowler Groves Comm. Dev. Dist., Special Assessment Ref. Bonds, 3.00%, 2024	1,185	1,181
		23,262

Georgia - 2.6%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 2023	965	974
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 2020	1,260	1,351
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	200	216
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	2,430	2,562
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	850	921
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series B-1, 3.50%, 2045	430	452
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	965	1,022
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2018	400	409
Georgia State Road & Tollway Auth., Rev. Ref. Bonds, Series B, 5.00%, 2021	1,000	1,125
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 4.00%, 2021	1,000	1,072
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2020	1,250	1,349
		11,453

Guam - 0.4%
Guam Govt. Waterworks Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 2019	440	464
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,200	1,313
		1,777

Hawaii - 0.3%
State of Hawaii, G.O. Public Imps., Series DZ, 5.00%, 2019	645	695
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2022	400	439
		1,134

Idaho - 0.5%
Idaho Housing & Fin. Association, Rev. Ref. Bonds:
5.00%, 2020	1,000	1,098
5.00%, 2022	1,000	1,154
		2,252

8	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)

Illinois – 9.7%
Chicago O’Hare Intl. Airport, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.00%, 2026	$1,135	$1,370
Chicago O’Hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	250	277
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 2022	1,000	1,082
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	555
City of Chicago, Sewer Imps. Rev. Bonds:
5.00%, 2020	1,065	1,142
4.00%, 2021	1,000	1,068
City of Chicago, Water Rev. Ref. Bonds, 5.00%, 2021	1,025	1,146
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	200	207
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, 2025[1]	2,000	2,011
Illinois Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.125%, 2020	750	785
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2022	850	976
5.00%, 2027	590	679
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2021	500	564
5.00%, 2027	250	291
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 2030[1]	1,000	1,053
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series C, 5.00%, 2026	600	696
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	930	1,105
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,500	1,620
Illinois Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2025	125	149
5.00%, 2026	120	144
Illinois Fin. Auth., Sewer Imps. Misc. Rev. Bonds:
5.00%, 2020	1,000	1,080
5.00%, 2020	700	768
Illinois Fin. Auth., Water Util. Imps. Rev. Bonds:
5.00%, 2021	150	167
4.00%, 2026	1,000	1,134
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.92%, 2050[1]	2,000	1,984
Illinois Muni. Electric Agcy., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,184
Illinois State Toll Highway Auth., Highway Tolls Rev. Bonds ,Series A:
5.00%, 2027	1,250	1,489
5.00%, 2028	1,110	1,313
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	555
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	1,465	1,636
Regional Trans. Auth., Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 2020	2,000	2,182
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 2018	1,200	1,227
Regional Trans. Auth., Transit Rev. Rev. Ref. Bonds, Series A, 5.00%, 2028	2,000	2,406
State of Illinois, G.O. Misc. Purposes, Series D, 5.00%, 2020	2,000	2,131
State of Illinois, G.O. Misc. Rev. Ref. Bonds, 5.00%, 2026	1,000	1,092
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	3,325	3,605
State of Illinois, Sales Tax Rev. Ref. Bonds, Series C, 4.00%, 2026	1,000	1,089
State of Illinois, Sales Tax Rev. Ref. Bonds, Sub-Series D, 4.00%, 2021	250	269
Univ. of Illinois, College & Univ. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.50%, 2023	500	582

Private Client Services Funds	9

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Illinois - continued
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25%, 2024	$30	$31
		42,844

Indiana - 0.6%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	500	503
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 2019	500	525
5.50%, 2024	20	21
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 05/01/2019 @ 100), 5.50%, 2024	80	85
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2020	1,200	1,300
		2,434

Iowa - 0.7%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 2043	546	530
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FHLMC COLL Insured), 4.00%, 2047	2,200	2,388
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 2019	300	320
		3,238

Kansas - 0.1%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2018	500	516
		516

Kentucky - 0.4%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, 2024	1,500	1,790
Kentucky Housing Corp., State Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	180	188
		1,978

Louisiana - 1.6%
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	1,500	1,726
Louisiana State Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2023	1,000	1,166
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 2040[1]	2,000	2,124
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.50%, 2028	1,000	1,022
5.50%, 2029	1,000	1,054
		7,092

Maine - 0.3%
Maine State Housing Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	700	756
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	600	660
		1,416

Maryland - 2.8%
County of Baltimore, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	1,000	1,114

10	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Maryland - continued
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, 2044	$705	$744
Montgomery County Housing Opportunities Commission, Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2048	1,000	1,080
State of Maryland, G.O. Misc. Rev. Ref. Bonds, Series B, 5.00%, 2026	6,000	7,487
Washington Suburban Sanitary Commission., G.O. Water Util. Imps. (County GTD), 5.00%, 2022	1,750	2,031
		12,456

Massachusetts - 1.3%
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds:
5.00%, 2021	750	838
5.00%, 2022	875	999
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 1.47%, 2038[1]	1,960	1,961
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2025	100	108
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, 2045	1,060	1,123
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	805	842
		5,871

Michigan - 3.2%
City of Detroit Sewage Disposal System Rev., Sewer Rev. Ref. Bonds (AGM Insured), 1.495%, 2032[1]	1,500	1,369
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2019	1,400	1,478
Michigan Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2026	1,500	1,812
Michigan Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2021	700	744
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	1,000	1,173
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds (NATL-RE Insured), 5.00%, 2020	750	820
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,395	1,493
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series B, 3.50%, 2048	420	448
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 2020	1,160	1,281
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 09/01/21 @ 100), 1.45%, 2030[1]	1,000	988
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2022	850	990
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,505
		14,101

Minnesota - 1.1%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 2028	205	210
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 2038	700	739
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured):
4.00%, 2040	250	257
2.25%, 2042	591	572
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC COLL Insured), 4.00%, 2047	1,200	1,296

Private Client Services Funds	11

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Minnesota - continued
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 3.50%, 2046	$1,685	$1,773
		4,847

Mississippi - 0.2%
Mississippi Hospital Equipment & Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 01/09/18 @ 100), 1.55%, 2022[1,2]	210	210
State of Mississippi, Public Imps. Misc. Taxes Rev. Bonds, Series E, 5.00%, 2026	500	602
		812

Missouri - 2.5%
City of Saint Louis Airport Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2021	1,000	1,127
Deutsche Bank Spears/Lifers Trust, Health Care Facs. Rev. Ref. Bonds, 1.51%, 2045[1,2]	1,000	1,000
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 2029	25	25
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured):
3.75%, 2038	240	254
3.50%, 2041	3,990	4,235
4.00%, 2041	1,070	1,123
3.25%, 2047	599	609
Missouri State Environmental Imp. & Energy Ress. Auth., Water Rev. Ref. Bonds, 5.00%, 2019	100	105
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2026	1,435	1,728
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A:
5.00%, 2022	440	495
5.00%, 2025	185	214
		10,915

Montana - 0.1%
Montana Board of Housing, Loc. or GTD Housing Rev. Bonds, Series A-2, 3.50%, 2044	245	261
		261

Nebraska - 1.4%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,250	1,343
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
4.00%, 2044	350	369
3.50%, 2046	2,615	2,766
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 2034	40	40
3.00%, 2043	200	204
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series C, 3.50%, 2045	1,040	1,099

12	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Nebraska - continued
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series C (GNMA/FNMA/FHLMC COLL Insured), 3.50%, 2046	$330	$346
		6,167

Nevada - 2.1%
County of Clark, Ind. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2031[1]	2,000	2,019
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2024	2,705	3,220
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 2018	2,000	2,039
Henderson Loc. Imps. Dist., Special Assessment Ref. Bonds:
2.50%, 2018	370	371
2.00%, 2023	500	493
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 2019	1,100	1,166
		9,308

New Hampshire - 0.4%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2020	300	323
5.00%, 2021	600	665
5.00%, 2022	320	363
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 2022	575	627
		1,978

New Jersey - 2.3%
City of Atlantic, G.O. Prop. Tax Ref. Bonds, Series A (BAM, St. Aid Withhldg. Insured):
5.00%, 2020	100	107
5.00%, 2022	200	224
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 2020	1,000	1,082
5.00%, 2021	200	220
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2017	2,000	2,009
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, 2025	1,200	1,340
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 2017	1,420	1,425
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	1,300	1,337
5.00%, 2021	1,000	1,098
Rutgers The State Univ. of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	525	555
South Jersey Trans. Auth. LLC, Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	500	545
		9,942

New Mexico - 0.5%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	2,000	2,021
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.966%, 2028[1]	20	20
		2,041

New York - 6.1%
Brooklyn Arena Loc. Dev. Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	210	240

Private Client Services Funds	13

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
New York - continued
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2024	$395	$470
City of New York, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2027	2,000	2,470
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 1.47%, 2025[1]	1,000	1,000
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.92%, 2020[1]	2,000	2,038
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 1.50%, 2039[1]	2,000	2,007
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series D-2 (Mandatory Put 11/15/22 @ 100), 0.00%, 2044[1,3]	750	750
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), 3.50%, 2048	320	325
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 2019	100	105
New York State Dormitory Auth., Income Tax Rev. Ref. Bonds, Series A:
5.00%, 2021	1,500	1,681
5.00%, 2029	2,550	3,113
New York State Dormitory Auth., Public Imps. Income Tax Rev. Bonds, Series B, 5.00%, 2023	2,000	2,349
New York State Dormitory Auth., School Imps. Sales Tax Rev. Bonds, Series A, 5.00%, 2021	1,000	1,122
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,641
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	371	374
Southold Loc. Dev. Corp., Health Care Facs. Nursing Homes Rev. Bonds, 3.125%, 2025	225	223
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 2047	1,495	1,619
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 197, 3.50%, 2044	2,430	2,567
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 203, 3.50%, 2047	1,825	1,939
		27,033

North Carolina - 0.9%
North Carolina Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 38-B, 4.00%, 2047	2,000	2,156
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S Govt. Securities to 01/01/2018 @ 100), 5.25%, 2020	175	176
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2019	1,500	1,587
		3,919

North Dakota - 0.6%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 2042	275	285
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (FHA/INS Insured), 4.00%, 2048	500	545
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series B, 4.00%, 2036	615	658
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series D, 3.50%, 2046	930	988
		2,476

Ohio - 3.2%
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2025	1,000	1,121
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 2018	1,000	1,032
5.00%, 2019	2,000	2,135
5.00%, 2020	1,030	1,133
County of Hamilton, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	400	464
5.00%, 2027	1,425	1,633

14	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Ohio - continued
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	$200	$219
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2027	300	354
5.00%, 2028	585	684
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC COLL Insured), 4.50%, 2047	980	1,076
State of Ohio, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	590	659
5.00%, 2022	1,375	1,577
5.00%, 2024	1,650	1,970
		14,057

Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2024	200	206
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 1.72%, 2023[1]	1,215	1,216
Tulsa Airports Imp. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 5.00%, 2020	815	882
		2,304

Oregon - 2.0%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,500	1,503
Oregon State Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2031	600	691
State of Oregon Dept. of Trans., Fuel Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 2026	1,000	1,246
State of Oregon Housing & Comm. Services Dept., Loc. or GTD Housing Rev. Bonds, 4.00%, 2047	3,195	3,470
State of Oregon Housing & Comm. Services Dept., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	965	1,038
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	980	1,035
		8,983

Pennsylvania - 3.6%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	453
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2021	325	349
Geisinger Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 06/01/24 @ 100), 1.902%, 2028[1]	1,500	1,516
Montgomery County Ind. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2026	400	457
Pennsylvania Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds Series 122, 4.00%, 2046	2,070	2,221
Pennsylvania Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 120, 3.50%, 2046	1,035	1,091
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 5.00%, 2028	855	1,012
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 1.60%, 2018[1]	1,500	1,504
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A-1, 5.00%, 2019	900	970
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series B-1, 1.90%, 2021[1]	950	965
Pennsylvania Turnpike Commission, Misc. Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 2025	1,000	1,224
Philadelphia School Dist., G.O. Prop. Tax Ref. Bonds, Series F (St. Aid Withhldg. Insured), 5.00%, 2023	1,500	1,711
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 2024	200	215

Private Client Services Funds	15

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Pennsylvania - continued
York County Ind. Dev. Auth., Ind. Rev. Ref. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 2.55%, 2036[1]	$2,000	$2,025
		15,713

Puerto Rico - 0.5%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	500	469
5.00%, 2019	710	733
Puerto Rico Infrastructure Fncg. Auth., Tobacco & Liquor Taxes Rev. Ref. Bonds, Series C (BHAC-CR FGIC Insured), 5.50%, 2020	1,000	1,096
		2,298

Rhode Island - 0.5%
Rhode Island Commerce Corp., Rev. Ref. Bonds:
5.00%, 2020	1,000	1,095
5.00%, 2022	500	575
5.00%, 2023	500	586
		2,256

South Carolina - 1.9%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	500	553
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2023	2,730	3,101
South Carolina Public Service Auth., Misc. Rev. Ref. Bonds, Series C, 5.00%, 2022	350	402
South Carolina Public Service Auth., Water Rev. Ref. Bonds, Series D, 5.00%, 2028	1,000	1,101
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	2,175	2,333
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	360	371
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	490	528
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series B (FHA/INS/GNMA/FNMA/FHLMC COLL Insured), 4.00%, 2047	180	196
		8,585

South Dakota - 1.1%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC COLL Insured), 4.00%, 2047	2,000	2,174
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series D, 3.50%, 2046	960	1,017
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	1,770	1,874
		5,065

Tennessee - 1.3%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	100	104
Knox County Health Educ. & Housing Fac. Board, Health Care Facs. Nursing Homes Rev. Ref. Bonds, 3.00%, 2018	400	403

16	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Tennessee - continued
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.50%, 2037	$420	$441
4.00%, 2038	460	478
4.00%, 2042	885	958
4.00%, 2045	825	888
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series 2-B, 4.00%, 2046	1,215	1,315
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 2027	145	148
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series B-2, 4.00%, 2042	890	964
		5,699

Texas - 8.7%
Arlington Higher Edu. Fin. Corp., Charter School AID Rev. Ref. Bonds, Series A (PSF-GTD Insured):
5.00%, 2023	885	1,042
5.00%, 2024	400	478
Arlington Higher Edu. Fin. Corp., Charter School AID Rev. Ref. Bonds, Series B (PSF-GTD Insured):
5.00%, 2026	450	547
5.00%, 2027	250	304
Austin Convention Enterprises, Inc., Econ. Dev. Rev. Ref. Bonds:
5.00%, 2019	350	364
5.00%, 2020	850	912
Beaumont Independent School Dist., G.O. Prop. Tax Ref. Bonds (PSF-GTD Insured), 5.00%, 2026	1,500	1,837
City of Austin, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2022	1,500	1,753
City of Dallas, Water Rev. Ref. Bonds, 5.00%, 2020	1,000	1,107
City of Denton, Util. System, Energy Res. Auth. Imps. Water Rev. Ref. Bonds, 5.00%, 2028	2,000	2,409
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 2025	275	276
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 2018	1,500	1,560
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,045
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,032
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2028	1,000	1,226
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 2.25%, 2033[1]	1,000	1,019
Clifton Higher Edu. Fin. Corp., Charter School AID Rev. Ref. Bonds (PSF-GTD Insured), 5.00%, 2027	650	801
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2020	900	997
Dickinson Independent School Dist., G.O. Prop. Tax Ref. Bonds (PSF-GTD Insured), (Mandatory Put 08/01/19 @ 100), 1.35%, 2037[1]	500	500
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2017	445	446
5.00%, 2018	275	286
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2023	125	134
Harris County Cultural Edu. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 1.82%, 2022[1]	250	250
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 1.10%, 2031[1]	175	175
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00%, 2019	400	429

Private Client Services Funds	17

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
Texas - continued
Houston Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured), 5.00%, 2021	$1,500	$1,680
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 1.38%, 2036[1]	750	753
Lamar Consolidated Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series B (PSF-GTD Insured), 5.00%, 2022	1,000	1,149
Longview Independent School Dist., G.O. Prop. Tax Ref. Bonds (PSF-GTD Insured), 5.00%, 2022	1,150	1,317
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A:
5.00%, 2019	3,000	3,134
5.00%, 2021	1,000	1,113
5.00%, 2030	300	353
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	1,000	1,005
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, 6.00%, 2021	15	15
North Texas Tollway Auth., Misc. Rev. Ref. Bonds (Pre-refunded with FHL Banks/U.S. Treasury Obligations 01/01/18 @ 100), 6.00%, 2021	85	86
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, 2019	100	101
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	980	1,051
Red River Edu. Fin. Corp., College & Univ. Rev. Ref. Bonds, 5.00%, 2019	750	793
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2020	1,180	1,291
State of Texas, Cash Flow Mgmt. Rev. Notes, 4.00%, 2018	2,000	2,048
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2023	170	175
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Strips to 08/15/2018 @ 100), 5.00%, 2023	180	186
Texas Tech Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2026	1,000	1,220
		38,399

Utah - 0.1%
Utah Housing Corp., Loc. or GTD Housing Rev. Bonds, Series D2 (FHA/INS Insured), 4.00%, 2045	545	587
		587

Virginia - 0.2%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 2019	850	886
		886

Washington - 1.0%
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 2027	100	106
State of Washington, G.O. Public Imps., Series D, 5.00%, 2028	1,000	1,232
Washington Health Care Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds (Mandatory Put 01/01/21 @ 100), 1.92%, 2035[1]	500	498
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2026	500	581
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 2042[1]	800	905
Washington State Housing Fin. Commission, Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2047	1,000	1,076
		4,398

18	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Bonds & notes - continued	Principal amount (000)	Value (000)
West Virginia - 0.8%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, 2022[1]	$2,500	$2,508
West Virginia Econ. Dev. Auth., Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/19 @ 100), 1.90%, 2040[1]	1,000	1,005
		3,513

Wisconsin - 1.1%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	1,145	1,192
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	300	341
Public Fin. Auth., Tax Increment Allocation Econ. Imps. Rev. Bonds, 0.00%, 2027[3]	1,500	948
Wisconsin Housing & Econ. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series C (FHA Insured HUD Ln. Insured GTD), 4.00%, 2048	620	673
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2020	800	876
WPPI Energy, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2026	500	610
		4,640

Wyoming - 0.3%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	1,440	1,495
		1,495

Total bonds & notes (cost: $392,229,000)		397,103

Short-term securities - 11.3%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.84%, November 01, 2026[1]	4,300	4,300
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 0.84%, December 05, 2017[1]	2,038	2,038
California Statewide Comms. Dev. Auth., 0.91%, April 04, 2018[1]	1,000	999
City of Baton Rouge & Parish of East Baton Rouge, Ind. Rev. Ref. Bonds, 0.92%, November 01, 2019[1]	1,900	1,900
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-5, 0.91%, August 01, 2028[1]	4,440	4,440
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series H-1, 0.90%, January 01, 2036[1]	400	400
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series L-5, 0.91%, April 01, 2035[1]	2,300	2,300
City of Phoenix Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 0.90%, November 15, 2052[1]	4,350	4,350
Clarksville Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.98%, January 01, 2033[1]	565	565
Connecticut Health & Edu. Facs. Auth., Rev. Bonds, 0.85%, November 13, 2017[1]	3,000	3,000
Deutsche Bank Spears/Lifers Trust, Health Care Facs. Rev. Ref. Bonds, 1.51%, March 01, 2045[1,2]	2,000	2,000
East Baton Rouge Parish Ind. Dev. Board Inc., Ind. Imps. Rev. Bonds, Series A, 0.90%, August 01, 2035[1]	4,800	4,800
East Baton Rouge Parish Ind. Dev. Board Inc., Ind. Imps. Rev. Bonds, Series B, 0.90%, December 01, 2040[1]	2,300	2,300
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.88%, August 01, 2044[1]	2,700	2,700
Los Angeles, California, Dept. of Water & Power Rev. Bonds, 0.87%, January 04, 2018[1]	3,000	3,000
New York City Transitional Fin. Auth., Public Imps. Sales Tax Rev. Bonds, 0.91%, August 01, 2041[1]	2,100	2,100
New York City, Water Rev. Ref. Bonds, 0.91%, June 15, 2048[1]	6,950	6,950

Private Client Services Funds	19

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2017

.

Short-term securities - continued	Principal amount (000)	Value (000)
State of Ohio, Res. Recovery Rev. Ref. Bonds, (Mandatory Put 09/01/17 @ 100), 1.00%, November 01, 2035[1]	$1,500	$1,500
Univ. of Michigan, College & Univ. Rev. Ref. Bonds, Series E (Mandatory Put 04/02/18 @ 100), 1.35%, April 01, 2033[1]	600	600

Total short-term securities (cost: $50,243,000)		50,242

Total investment securities (cost: $442,472,000)		447,345
Other assets less liabilities		(5,015)

Net assets		$442,330

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate market value of these securities amounted to $6,982,000, representing 1.58% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
BHAC-CR	=	Berkshire Hathaway Assuranty Corp.
CA Mtg. Ins.	=	California Mortgage Insurance
COLL	=	Collateral
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Edu.	=	Education
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
FHA	=	Federal Housing Administration
FHL	=	Federal Home Loan
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
Fndg.	=	Funding
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
GTY	=	Guaranty
HUD	=	Housing and Urban Development
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Ln.	=	Loan
Lns.	=	Loans
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
No.	=	Number
Prop.	=	Property
PSF	=	Permanent School Fund
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility
Utils.	=	Utilities
Withhldg.	=	Withholding

See Notes to Financial Statements

20	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - 87.9%	Principal amount (000)	Value (000)
Alabama - 1.1%
Black Belt Energy Gas Dist., Natural Gas Util. Imps. Rev. Bonds, Series A (Mandatory Put 06/01/21 @ 100), 4.00%, 2046[1]	$1,550	$1,673
		1,673

Arizona - 1.0%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	300	334
Maricopa County Ind. Dev. Auth., Charter School Aid, Rev. Ref. Bonds, Series A, 4.00%, 2021	565	608
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2017	550	551
		1,493

California - 5.2%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.82%, 2045[1]	1,500	1,527
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[1]	500	503
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2021	250	287
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,000	1,074
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.305%, 2038[1]	1,000	1,005
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2020	200	219
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 2019	200	212
Inglewood Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	200	235
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, 2020	600	665
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2021	400	432
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	150	152
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 2.00%, 2018	1,000	1,009
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2028	375	451
		7,771

Colorado - 0.4%
E-470 Public Highway Auth., Misc. Rev. Ref. Bonds (Mandatory Put 09/01/19 @ 100), 1.725%, 2039[1]	500	504
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	150	159
		663

Connecticut - 3.7%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 2032	530	558
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2044	820	860
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	270	292
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series A-1, 4.00%, 2047	995	1,075
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1:
4.00%, 2044	545	583
3.50%, 2045	595	631

22	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Connecticut - continued
Connecticut State Health & Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series U1 (Mandatory Put 02/06/19 @ 100), 1.00%, 2033[1]	$1,000	$997
Connecticut State Health & Educ. Fac. Auth., Health Care Facs. Rev Bonds (Mandatory Put 03/01/19 @ 100), 1.65%, 2029[1]	500	503
		5,499

Delaware - 0.2%
Delaware Trans. Auth., Highway Tolls Rev. Bonds, 5.00%, 2021	230	258
		258

Florida - 3.2%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 2019	600	635
City of Cape Coral, Water Rev. Special Assessment Ref. Bonds (AGM Insured), 1.40%, 2018	250	250
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	190	196
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	110	114
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 4.00%, 2020	710	757
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 10/01/20 @ 100), 5.00%, 2027[1]	2,000	2,209
Palm Beach County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00%, 2021	500	556
		4,717

Georgia - 3.5%
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2019	95	99
City of Atlanta, Water Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,111
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 2019	1,000	1,076
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	450	474
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	850	921
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	180	191
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, 2019	1,155	1,224
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, 2018	120	121
		5,217

Hawaii - 0.0%
State of Hawaii, G.O. Public Imps. Misc. Rev. Bonds, Series DZ, 5.00%, 2017	70	70
		70

Illinois - 11.8%
Chicago Midway Intl. Airport, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2021	500	555
Chicago O’hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 2020	1,000	1,078
5.00%, 2021	650	721
City of Chicago, Sewer Imps. Rev. Bonds:
5.00%, 2018	200	201
5.00%, 2022	1,010	1,133

Private Client Services Funds	23

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Illinois - continued
City of Chicago, Sewer Rev. Ref. Bonds, Series C, 5.00%, 2021	$500	$549
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, 2019	1,065	1,095
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 2017	300	301
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	500	594
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,100	1,240
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,000	1,080
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	100	116
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2024	130	153
Illinois Fin. Auth., Res. Recovery Imps. Rev. Bonds (Mandatory Put 05/06/20 @ 100), 1.75%, 2042[1]	500	502
Illinois Fin. Auth., Sewer Imps. Misc. Rev. Bonds:
5.00%, 2021	1,000	1,128
5.00%, 2029	750	905
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.92%, 2050[1]	1,000	992
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	555
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	1,500	1,505
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	600	670
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	1,000	1,084
Univ. of Illinois, College & Univ. Rev. Certs. of Part. Ref. Bonds, Series A, 4.00%, 2019	1,000	1,037
Volo Village Special Service Area No. 3 & 6, Special Tax Rev. Ref. Bonds, (AGM Insured), 3.00%, 2021	500	514
		17,708

Indiana - 1.1%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	200	201
Indiana Health Fac. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 03/01/19 @ 100), 4.00%, 2036[1]	1,000	1,036
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 2020	210	220
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2020	200	220
		1,677

Kentucky - 0.0%
Kentucky Housing Corp., State Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	60	63
		63

Louisiana - 1.0%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	315	320
Louisiana State Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2023	500	583
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.00%, 2020	280	302
5.00%, 2021	250	275
		1,480

Maine - 0.4%
Maine State Housing Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	500	540
		540

24	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Maryland - 0.7%
County of Baltimore, Health Care Facs. Rev. Ref. Bond, 5.00%, 2022	$400	$457
Montgomery County Housing Opportunities Commission, Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2048	500	540
		997

Massachusetts - 2.1%
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 1.47%, 2038[1]	1,280	1,280
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, 2044	690	734
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 183, 3.50%, 2046	895	951
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	155	162
		3,127

Michigan - 4.4%
City of Detroit, Sewer Rev. Ref. Bonds, 5.50%, 2025	375	376
City of Detroit, Sewer Rev. Ref. Bonds, Series A, 5.00%, 2023	700	789
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2018	1,000	1,019
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds (NATL-RE Insured), 5.00%, 2020	500	546
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.95%, 2033[1]	775	775
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Pre-refunded with U.S.
Govt. Securities to 02/01/18 @ 100), 0.95%, 2033[1]	25	25
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	795	851
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series B, 3.50%, 2048	140	149
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, Series SE (Mandatory Put 09/01/21 @ 100), 1.45%, 2029[1]	325	321
State of Michigan, Highway Imps. Rev. Ref. Bonds, 5.00%, 2020	1,000	1,087
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	300	313
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 2021	300	342
		6,593

Minnesota - 0.1%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	105	108
		108

Missouri - 2.2%
City of Saint Louis Airport Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2021	1,500	1,691
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 3.50%, 2041	1,350	1,433
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 2030	235	243
		3,367

Montana - 0.2%
Montana Board of Housing, Loc. or GTD Housing Rev. Bonds, Series A-2, 3.50%, 2044	240	256
		256

Private Client Services Funds	25

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Nebraska - 2.0%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	$1,000	$1,074
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, 2044	225	229
4.00%, 2044	685	722
3.50%, 2046	370	392
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 2034	35	35
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series C (GNMA/FNMA/FHLMC COLL Insured), 3.50%, 2046	300	315
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E (GNMA/FNMA/FHLMC Insured), 3.00%, 2043	275	280
		3,047

New Jersey - 2.1%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	550	570
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, 2019	750	786
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	229
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series AA, 5.00%, 2021	500	547
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A, 5.00%, 2018	750	771
Rutgers The State Univ. of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	225	238
		3,141

New Mexico - 1.4%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,011
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,009
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.966%, 2028[1]	20	20
		2,040

New York - 7.0%
City of New York, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2028	300	367
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 1.47%, 2025[1]	2,000	1,999
Housing Dev. Corp., Loc. or GTD Housing Rev. Bonds, Series C-2, 1.70%, 2021	350	352
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.82%, 2018[1]	650	654
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 1.50%, 2039[1]	2,600	2,609
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, 5.00%, 2019	750	807
New York State Dormitory Auth., Income Tax Rev. Ref. Bonds, Series A, 5.00%, 2029	450	549
New York State Housing Fin. Agcy., Green Rev. Bonds, Series H (SONYMA, GNMA/FNMA/FHLMC COLL Insured), 1.65%, 2021	350	349
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	274	276
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 2047	1,375	1,490
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 197, 3.50%, 2044	975	1,030
		10,482

26	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
North Carolina - 1.2%
City of Charlotte, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	$810	$889
North Carolina Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 38-B, 4.00%, 2047	400	431
State of North Carolina, Govt. Fndg. Grant Highway Imps. Rev. Bonds, 5.00%, 2020	400	435
		1,755

North Dakota - 1.5%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	1,330	1,426
3.75%, 2042	125	129
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series D, 4.00%, 2046	610	658
		2,213

Ohio - 1.8%
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, 2018	220	224
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	459
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 2028	225	233
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC COLL Insured), 4.50%, 2047	660	724
State of Ohio, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	1,000	1,116
		2,756

Oklahoma - 0.5%
Oklahoma Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA COLL Insured), 5.00%, 2043	545	579
Stillwater Utils. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, 2019	150	158
		737

Oregon - 3.6%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,000	1,002
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.92%, 2022[1]	2,300	2,307
State of Oregon Housing & Comm. Services Dept., Loc. or GTD Housing Rev. Bonds, 4.00%, 2047	965	1,048
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	980	1,036
		5,393

Pennsylvania - 2.5%
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2018	250	252
Pennsylvania Econ. Dev. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 4.00%, 2018	750	772
Pennsylvania Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds Series 122, 4.00%, 2046	515	552
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	1,500	1,681
School Dist. of Philadelphia, G.O. Prop. Tax Ref. Bonds, Series F (St. Aid Withhldg. Insured), 5.00%, 2019	500	529
		3,786

Private Client Services Funds	27

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Puerto Rico - 0.2%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	$350	$356
		356

Rhode Island - 1.2%
Rhode Island Commerce Corp., Govt. Fndg. Grant Rev. Ref. Bonds, 5.00%, 2021	920	1,035
Rhode Island Housing & Mortgage Fin. Corp., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2033	715	752
		1,787

South Carolina - 0.9%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	655	703
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	215	222
South Carolina State Public Service Auth., Nuclear Rev. Ref. Bonds, Series A, 5.00%, 2022	400	459
		1,384

South Dakota - 0.9%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series D, 3.50%, 2046	1,010	1,070
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	310	328
		1,398

Tennessee - 2.3%
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.50%, 2037	230	241
4.00%, 2038	245	255
4.00%, 2042	390	422
4.00%, 2045	1,635	1,759
4.00%, 2045	675	712
		3,389

Texas - 10.1%
Alamo Comm. College Dist., G.O. College & Univ. Imps. Prop. Tax Bonds, 5.00%, 2028	350	433
Arlington Higher Edu. Fin. Corp., Charter School Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2022	635	735
City of Austin, Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2021	525	598
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,045
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,032
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 12/01/18 @ 100), 2.00%, 2027[1]	350	351
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 1.10%, 2031[1]	150	150
Houston Higher Edu. Fin. Corp., Charter School Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2018	455	460
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 1.38%, 2036[1]	650	653
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	2,000	2,089

28	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Texas - continued
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	$600	$603
Northside Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured), (Mandatory Put 06/01/20 @ 100), 1.45%, 2047[1]	200	200
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	400	429
Rockwall Independent School Dist., G.O. Prop. Tax Ref. Bonds (PSF-GTD Insured), 5.00%, 2022	800	917
State of Texas, Cash Flow Mgmt. Rev. Notes, 4.00%, 2018	2,000	2,048
State of Texas, G.O. Public Imps. Prop. Tax Bonds, (Mandatory Put 10/01/18 @ 100), 1.30%, 2041[1]	1,000	1,001
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series B, 5.00%, 2021	450	508
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 2021	600	678
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 5.00%, 2029	135	141
Texas State Univ. System, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2020	550	598
Texas Tech Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	500	525
		15,194

Utah - 0.3%
Utah Housing Corp., Loc. or GTD Housing Rev. Bonds, Series D2 (FHA/INS Insured), 4.00%, 2045	440	474
		474

Virginia - 1.1%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00%, 2020	250	274
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds, 5.00%, 2019	600	643
Wise County Ind. Dev. Auth., Energy Res. Auth. Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 1.875%, 2040[1]	750	758
		1,675

Washington - 2.2%
State of Washington, Highway Imps. Rev. Bonds:
5.00%, 2018	1,500	1,548
5.00%, 2019	900	961
Washington State Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	145	150
Washington State Housing Fin. Commission, Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2047	640	689
		3,348

West Virginia - 1.2%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 1.45%, 2041[1]	1,750	1,750
		1,750

Wisconsin - 1.2%
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	300	341
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 2043[1]	1,000	1,043

Private Client Services Funds	29

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Wisconsin - continued
Wisconsin Housing & Econ. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series C (FHA Insured HUD Ln. Insured GTD), 4.00%, 2048	$380	$413
		1,797

Wyoming - 0.4%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	550	571
		571

Total bonds & notes (cost: $131,376,000)		131,750

Short-term securities - 13.2%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.84%, November 01, 2026[1]	1,100	1,100
California Statewide Comms. Dev. Auth., 0.91%, April 04, 2018[1]	1,000	999
City of Baton Rouge & Parish of East Baton Rouge, Ind. Rev. Ref. Bonds, 0.90%, March 01, 2022[1]	650	650
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-5, 0.91%, August 01, 2028[1]	4,200	4,200
City of Phoenix Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 0.90%, November 15, 2052[1]	1,400	1,400
Connecticut Health & Edu. Facs. Auth., Rev. Bonds, 0.85%, November 13, 2017[1]	3,000	3,000
East Baton Rouge Parish Ind. Dev. Board Inc., Ind. Imps. Rev. Bonds, Series A, 0.90%, August 01, 2035[1]	1,250	1,250
East Baton Rouge Parish Ind. Dev. Board Inc., Ind. Imps. Rev. Bonds, Series B, 0.90%, December 01, 2040[1]	1,640	1,640
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.88%, August 01, 2044[1]	250	250
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.91%, December 01, 2030[1]	2,400	2,400
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, 0.91%, February 01, 2045[1]	1,200	1,200
New York City, Water Rev. Ref. Bonds, 0.91%, June 15, 2048[1]	1,650	1,650

Total short-term securities (cost: $19,740,000)		19,739
Total investment securities (cost: $151,116,000)		151,489
Other assets less liabilities		(1,672)

Net assets		$149,817

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate market value of these securities amounted to $276,000, representing 0.18% of net assets.

30	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
Certs. of Part.	=	Certificates of Participation
COLL	=	Collateral
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Edu.	=	Education
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FHA	=	Federal Housing Administration
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
Fndg.	=	Funding
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
HUD	=	Housing and Urban Development
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Ln.	=	Loan
Lns.	=	Loans
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
No.	=	Number
Prop.	=	Property
PSF	=	Permanent School Fund
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility
Utils.	=	Utilities
Withhldg.	=	Withholding

See Notes to Financial Statements

Private Client Services Funds	31

Capital Group California Core Municipal Fund

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group California Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

32	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - 91.8%	Principal amount (000)	Value (000)
California - 88.8%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	$1,430	$1,570
5.00%, 2020	1,000	1,096
5.00%, 2021	495	556
5.00%, 2022	1,000	1,145
5.00%, 2023	500	580
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.125%, 2020	945	1,003
5.25%, 2020	585	618
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 2019	400	422
5.00%, 2020	550	601
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, 2023	370	438
5.00%, 2024	395	474
5.00%, 2025	510	605
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,000	1,143
5.00%, 2022	975	1,141
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, 2019	950	988
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 2024	455	521
5.00%, 2025	425	485
Bay Area Toll Auth., Health Care Facs. Imps. Rev. Ref. Bonds (Mandatory Put 04/01/21 @ 100), 1.485%, 2045[1]	1,000	1,006
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.82%, 2045[1]	2,800	2,850
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 2.02%, 2045[1]	4,200	4,311
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2024	1,200	1,452
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[1]	1,505	1,514
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.52%, 2034[1]	1,000	1,006
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2023	500	594
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2019	1,150	1,213
5.00%, 2021	700	797
5.00%, 2021	550	598
5.50%, 2029	400	436
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2018	125	126
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 2020	165	183
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.50%, 2017	335	335
4.00%, 2021	560	617
5.00%, 2021	535	609
4.00%, 2022	500	547
5.00%, 2024	100	105
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 2025	400	479
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2018	275	285
5.00%, 2024	150	173
5.00%, 2025	375	430
5.00%, 2026	300	366

Private Client Services Funds	33

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 2020	$1,325	$1,467
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 2025	100	103
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2020	1,005	1,088
5.00%, 2022	175	202
5.00%, 2023	135	159
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	525	563
5.00%, 2020	675	731
5.00%, 2020	500	556
5.00%, 2021	2,675	2,985
5.00%, 2021	350	399
5.00%, 2023	1,000	1,164
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 4.00%, 2019	400	421
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,750	1,879
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	250	276
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 1.20%, 2047[1]	2,650	2,651
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.305%, 2038[1]	3,000	3,014
California Infrastructure & Econ. Dev. Bank, Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 2.12%, 2037[1]	1,000	1,009
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 2025	100	103
4.50%, 2026	100	103
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 5.00%, 2018	100	101
California Muni. Fin. Auth., Charter School AID Ref. Rev. Bonds, Series A, 4.00%, 2026	320	351
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	470	541
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2023	750	882
5.625%, 2023	465	485
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B:
5.00%, 2026	1,000	1,211
5.00%, 2027	600	713
California Muni. Fin. Auth., Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 04/02/18 @ 100), 1.42%, 2045[1]	1,425	1,425
California Muni. Fin. Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, 2030	1,000	1,113
California Muni. Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2022	885	1,035
5.00%, 2025	500	602
California School Fin. Auth., School Imps. Charter School AID Rev. Bonds, Series A:[2]
5.00%, 2024	270	316
3.625%, 2025	1,125	1,217
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 2020	750	785
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, 2018	200	204
5.00%, 2018	1,000	1,020
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	100	102
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 2018	225	230
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 2021	75	82

34	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L (Pre-refunded with U.S. Treasury Obligations to 05/01/20 @ 100), 5.00%, 2021	$125	$137
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N:
5.00%, 2018	1,250	1,275
5.00%, 2020	2,000	2,194
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 5.00%, 2022	70	72
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2023	200	205
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 2018	1,350	1,368
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, 5.00%, 2020	3,000	3,316
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, 2023	790	931
California State Public Works Board, Lease Rev. Ref. Bonds, 5.00%, 2024	1,725	2,083
California State Public Works Board, Lease Rev. Ref. Bonds, Series B:
5.00%, 2021	3,000	3,417
5.00%, 2022	2,000	2,330
California State Public Works Board, Lease Rev. Ref. Bonds, Series F, 5.00%, 2020	1,260	1,378
California State Public Works Board, Lease Rev. Ref. Bonds, Series G, 5.00%, 2021	1,000	1,116
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 2023	725	854
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-2 (Mandatory Put 11/01/21 @ 100), 4.00%, 2049[1]	2,000	2,188
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-3 (Mandatory Put 11/01/23 @ 100), 4.00%, 2051[1]	2,500	2,812
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2019	1,000	1,056
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 2021	100	105
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2019	600	633
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 3.00%, 2021	385	386
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2019	1,000	1,074
5.00%, 2019	600	636
5.00%, 2021	1,100	1,232
5.00%, 2023	1,100	1,267
5.00%, 2024	300	343
5.00%, 2025	750	902
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2023	500	582
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2021	1,100	1,235
California Statewide Comms. Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.90%, 2028[1]	2,000	2,023
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2020	210	234
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2021	1,625	1,858
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2023	745	879
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	260	311
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 2019	2,000	2,046
5.00%, 2024	600	613

Private Client Services Funds	35

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2020	$500	$552
5.00%, 2022	450	522
5.00%, 2025	665	789
Chino Valley Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2021	1,000	1,142
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2021	535	595
5.00%, 2022	1,355	1,529
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2020	1,350	1,488
City of Alhambra, Health Care Facs. Nursing Homes Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2027	630	755
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 2018	325	330
3.55%, 2023	350	369
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,150	1,151
City of Fontana California, Special Tax Ref. Bonds, 5.00%, 2023	535	617
City of Irvine California, Special Assessment Ref. Bonds:
4.00%, 2018	500	512
2.50%, 2019	1,230	1,249
3.00%, 2020	1,250	1,297
3.25%, 2022	700	741
4.00%, 2022	400	437
3.375%, 2023	850	910
5.00%, 2023	1,455	1,700
5.00%, 2028	500	578
City of Irvine, Special Assessment Ref. Bonds:
4.00%, 2020	940	1,006
5.00%, 2021	500	561
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds:
5.00%, 2019	275	290
5.00%, 2020	400	435
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	100	110
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	2,250	2,296
City of Roseville California, Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,151
City of Sacramento California, Special Tax Ref. Bonds, 5.00%, 2028	1,235	1,386
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 2018	700	709
City of Santa Rosa California., Sewer Rev. Ref. Bonds, Series B (AMBAC Insured), 0.00%, 2021[3]	2,000	1,879
Clovis Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 0.00%, 2025[3]	500	420
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2026	800	951
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2020	500	544
5.00%, 2023	825	970
County of El Dorado, Special Tax Rev. Ref. Bonds, 5.00%, 2024	860	982
County of Los Angeles, G.O. Cash Flow Mgmt. Misc. Rev. Notes, 5.00%, 2018	7,035	7,219
County of San Diego, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	200	232
Desert Hot Springs Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (BAM Insured):
4.00%, 2020	390	420
5.00%, 2021	800	907
Eastern Muni. Water Dist., Water Rev. Ref. Bonds, Series A, 5.00%, 2023	500	595
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2026	530	632
5.00%, 2027	500	592
5.00%, 2030	1,000	1,167
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2025	580	700

36	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Elk Grove Fin. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2030	$735	$853
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,000	1,199
Eureka Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B, 5.00%, 2022	835	972
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2024	1,000	1,194
Fresno Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2022	1,350	1,553
Garden Grove Agcy. Comm. Dev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2022	400	465
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2024	410	493
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AGM Insured), 0.00%, 2026[3]	1,000	816
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AMBAC Insured), 0.00%, 2024[3]	2,000	1,734
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	400	409
5.00%, 2020	1,300	1,431
5.00%, 2021	2,000	2,265
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	250	302
Hayward Unified School Dist., G.O. School Imps. Prop. Tax Bonds (AGM Insured), 5.00%, 2021	1,000	1,142
Hemet Unified School Dist. Fncg. Auth., Misc. Purposes Special Tax Ref. Bonds:
5.00%, 2026	600	695
5.00%, 2028	720	821
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	584
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	100	100
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 2025	20	21
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 11/01/18 @ 100), 5.25%, 2025	80	83
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2022	700	780
Irvine Unified School Dist., Prop. Acquisition Special Tax Bonds, Series A:
5.00%, 2021	1,280	1,441
5.00%, 2025	1,000	1,192
5.00%, 2026	350	419
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
5.00%, 2023	500	592
5.00%, 2029	710	824
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	1,600	1,900
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, 2019	500	527
5.00%, 2019	200	214
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 5.00%, 2028	2,000	2,303
Lammersville Joint Unified School Dist., Special Tax Ref. Bonds, 4.00%, 2022	680	744
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2024	590	705
5.00%, 2025	770	933
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 2021	840	848
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 2020	750	810
5.00%, 2021	520	593

Private Client Services Funds	37

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2022	$15	$15
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, 2022	85	87
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:
5.00%, 2020	600	658
5.00%, 2023	700	822
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2022	1,190	1,381
5.00%, 2024	1,000	1,199
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2019	1,000	1,068
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2020	3,000	3,336
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2029	200	212
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2019	850	902
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2021	1,000	1,138
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 2020	1,000	1,068
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2021	1,200	1,367
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	2,175	2,317
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 2020	1,000	1,104
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2024	100	107
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	900	996
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 2024[3]	1,500	1,291
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	250	290
Menlo Park Comms. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, (AGM Insured), 5.00%, 2028	1,070	1,279
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	500	583
5.00%, 2028	250	298
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.30%, 2027[1]	500	500
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Sub-Series B:
5.00%, 2020	3,000	3,310
5.00%, 2021	1,000	1,139
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2022	750	875
Montebello Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2020	925	1,024
Montebello Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2019	1,250	1,313
Monterey Peninsula Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 0.00%, 2024[3]	815	711
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 2019	380	407
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 2019	420	448
5.00%, 2020	375	413
Murrieta Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds, Series A:
4.00%, 2020	125	133
5.00%, 2025	2,000	2,360
5.00%, 2028	395	460
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2021	500	568
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 2021	1,050	1,183
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.50%, 2021	1,000	1,071
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	200	213
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	516
Oakland Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2021	2,000	2,278

38	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Oakland Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2029	$500	$598
Ohlone Comm. College Dist., G.O. Ref. Bonds:
5.00%, 2023	550	639
5.00%, 2024	1,000	1,160
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 2020	385	415
4.00%, 2021	1,485	1,633
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2020	770	850
5.00%, 2021	375	426
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	750	848
Palm Desert Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2027	600	736
Palmdale Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub- Series A, 5.00%, 2020	1,000	1,103
Palomar Health, G.O. Public Imps. Prop. Tax Bonds, Series A (AGC Insured), 0.00%, 2028[3]	1,000	728
Perris Joint Powers Auth., Special Tax Ref. Bonds, Series B:
3.00%, 2021	895	930
4.00%, 2022	915	993
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,168
Pomona Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 2020	2,000	2,211
Port of Oakland, Port, Airport & Marina Rev. Ref. Bonds, Series E, 5.00%, 2020	1,000	1,111
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2020	595	652
4.00%, 2022	440	476
5.00%, 2026	720	863
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	850	966
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	500	579
Rancho Cordova Comm. Facs. Dist., Public Imps. Special Tax Bonds, 4.00%, 2025	1,000	1,096
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2020	775	856
5.00%, 2025	750	899
5.00%, 2026	600	715
5.00%, 2028	300	353
Rio Elementary School Dist. Comm. Facs. Dist., School Imps. Special Tax Ref. Bonds (BAM Insured):
5.00%, 2030	700	825
5.00%, 2032	240	281
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2022	400	453
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Misc. Purposes Rev. Bonds, Series A (AGM Insured), 5.00%, 2023	1,075	1,274
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	500	592
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, 2020	405	448
5.00%, 2021	1,040	1,183
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	1,000	1,140
Riverside Unified School Dist. Fncg. Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,280	1,453
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured):
5.00%, 2025	350	420
5.00%, 2026	400	479

Private Client Services Funds	39

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Roseville Fin. Auth., Special Tax Ref. Bonds, Series A:
4.00%, 2020	$550	$586
4.00%, 2021	700	757
Sacramento Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2028	250	300
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2023	385	424
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Securities to 09/01/20 @ 100), 5.00%, 2023	230	255
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 2020	725	799
San Bernardino City Unified School Dist., G.O. School Imps. Prop. Tax, Series D (AGM Insured):
4.00%, 2020	480	516
4.00%, 2021	330	363
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2018	1,000	1,030
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2023	225	269
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2018	850	873
5.00%, 2020	700	772
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2021	500	565
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	700	715
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 2022	100	106
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, 2020	100	102
San Diego Unified School Dist., G.O. School Imps. Prop. Tax, Series H-2, 5.00%, 2020	3,000	3,315
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 2024	100	106
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2019	400	424
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 2021	300	317
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C:
5.00%, 2018	275	283
5.25%, 2019	290	311
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00%, 2022	305	354
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 2021	500	529
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 2020	800	874
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2019	1,150	1,224
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2022	500	549
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, 2018	745	747
San Marcos Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2029	1,000	1,210
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 2020	500	551
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 2023	300	327
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 2020	750	849
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 2022	285	297
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,475	1,781
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, 2022	310	356

40	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2024	$530	$625
5.00%, 2025	375	437
Santa Monica-Malibu Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C, 4.00%, 2019	3,360	3,526
Santaluz Comm. Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 2020	995	1,091
Saugus/Hart School Facs. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2025	1,110	1,284
5.00%, 2027	460	528
4.00%, 2028	590	630
Seal Beach Comm. Facs. Dist. No 2005-1, Special Tax Ref. Bonds:
3.00%, 2023	150	153
3.00%, 2024	145	148
3.00%, 2025	365	370
3.00%, 2026	150	151
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2021	250	284
5.00%, 2023	500	592
Solano County Comm. College Dist., G.O. Prop. Tax Ref. Bonds (NATL-RE Insured), 0.00%, 2021[3]	2,680	2,527
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 2021	1,000	1,127
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured), 5.00%, 2020	1,000	1,003
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2018	200	205
5.00%, 2020	1,550	1,710
5.00%, 2023	800	881
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 2021	500	537
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	350	359
5.00%, 2021	750	854
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2019	1,000	1,066
5.00%, 2020	245	270
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	10	10
Southern California Public Power Auth., Misc. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 01/01/19 @ 100), 5.00%, 2023	90	94
State of California Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series B, 3.50%, 2045	1,885	1,992
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 2020	100	108
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2019	2,000	2,098
5.00%, 2019	600	633
5.00%, 2020	4,440	4,825
5.00%, 2020	1,265	1,397
5.25%, 2020	650	701
5.00%, 2026	1,750	2,174
5.00%, 2027	2,000	2,506
State of California, G.O. Misc. Rev. Ref. Bonds:
1.35%, 2019	1,125	1,130
4.00%, 2019	2,000	2,116
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 1.37%, 2033[1]	5,575	5,576

Private Client Services Funds	41

Capital Group California Core Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, 2018	$100	$102
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 2020	5	5
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	1,115	1,180
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	1,060	1,134
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2021	750	854
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2025	200	236
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	400	465
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2027	1,720	2,051
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2029	555	659
5.00%, 2030	545	644
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2022	1,500	1,569
5.25%, 2024	100	105
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	500	503
5.00%, 2020	610	662
5.00%, 2022	1,705	1,904
Tustin Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2024	860	1,021
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2022	830	966
Union City Comm. Redev. Agcy.,Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2023	375	446
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2020	500	549
Val Verde Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured):
4.00%, 2021	250	274
4.00%, 2023	600	676
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured):
4.00%, 2024	575	652
4.00%, 2026	270	309
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2022	340	396
4.00%, 2025	400	457
Washington Township Health Care Dist., Health Care Facs. Imps. Rev. Bonds, Series A, 4.00%, 2021	490	526
Western Placer Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 2021	490	555
Western Riverside County Regional Wastewater Auth., Water Rev. Ref. Bonds, Series A:
5.00%, 2030	600	701
5.00%, 2032	1,195	1,377
		344,695

Guam - 0.6%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 2021	350	387
5.00%, 2022	710	800
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,100	1,204
		2,391

42	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Iowa - 0.0%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 2027	$100	$106
		106

Michigan - 0.0%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2024	100	108
		108

Minnesota - 0.8%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series G (GNMA/FNMA/FHLMC Insured), 2.65%, 2047	3,000	2,952
		2,952

Missouri - 0.1%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 3.75%, 2038	265	281
		281

Oregon - 0.3%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.92%, 2022[1]	1,000	1,003
		1,003

Puerto Rico - 1.2%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2019	500	516
5.00%, 2021	1,000	1,052
Puerto Rico Infrastructure Fncg. Auth., Tobacco & Liquor Taxes Rev. Ref. Bonds, Series C (BHAC-CR FGIC Insured), 5.50%, 2020	2,860	3,135
		4,703

Total bonds & notes (cost: $349,523,000)		356,239

Short-term securities - 8.1%
California EDL Facs. Auth., Rev., 0.90%, December 11, 2017[1]	$3,300	3,300
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.80%, November 01, 2035[1]	2,400	2,400
California Muni. Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.80%, June 01, 2025[1]	200	200
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.84%, November 01, 2026[1]	7,500	7,500
California State Dept. of Water Ress., Water Rev. Ref. Bonds:[1]
0.83%, November 02, 2017	2,900	2,900
0.92%, November 02, 2017	6,500	6,500
0.84%, December 05, 2017	1,000	1,000
California Statewide Comms. Dev. Auth.:[1]
0.93%, November 16, 2017	1,000	1,000
0.91%, April 04, 2018	2,000	1,999
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C-2, 0.86%, April 01, 2046[1]	1,000	1,000

Private Client Services Funds	43

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2017

Short-term securities - continued	Principal amount (000)	Value (000)
Manteca Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 0.88%, October 01, 2042[1]	$1,530	$1,530
State of California, G.O. General Fund Ref. Bonds, Series B (Mandatory Put 12/01/21 @ 100), 1.625%, December 01, 2031[1]	2,175	2,209

Total short-term securities (cost: $31,530,000)		31,538
Total investment securities (cost: $381,053,000)		387,777
Other assets less liabilities		223

Net assets		$388,000

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate market value of these securities amounted to $1,533,000, representing 0.40% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
AMBAC	=	American Municipal Bond Assurance Corporation
Approp.	=	Appropriation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
BHAC-CR	=	Berkshire Hathaway Assuranty Corp.
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
GTD	=	Guaranteed
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
Prop.	=	Property
Rec.	=	Recreational
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility

See Notes to Financial Statements

44	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group California Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Private Client Services Funds	45

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - 96.1%	Principal amount (000)	Value (000)
California - 94.6%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.), 5.00%, 2018	$250	$254
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds, 4.00%, 2019	515	541
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A, 5.00%, 2020	500	555
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
1.82%, 2045	500	509
1.82%, 2047	250	254
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.62%, 2047[1]	1,000	1,006
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[1]	500	503
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.52%, 2034[1]	250	251
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series H (Mandatory Put 04/01/21 @ 100), 1.62%, 2034[1]	250	253
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2019	700	747
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured):
4.00%, 2018	500	516
5.00%, 2020	750	839
5.00%, 2022	500	590
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 2018	400	410
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	235
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 2022	330	362
5.00%, 2022	300	351
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2018	425	427
5.00%, 2019	500	523
5.00%, 2019	200	215
5.00%, 2020	150	165
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 10/18/22 @ 100), 1.70%, 2033[1]	510	508
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 2018	200	202
5.00%, 2018	500	518
4.00%, 2019	500	519
5.00%, 2019	525	563
5.00%, 2019	300	323
4.00%, 2020	625	662
5.00%, 2020	695	754
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	500	552
California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, Series E (Mandatory Put 06/01/22 @ 100), 1.75%, 2026[1]	500	501
California Infrastructure & Econ. Dev. Bank, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	235	266
5.00%, 2022	265	308
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 1.20%, 2047[1]	900	900
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.305%, 2038[1]	1,500	1,507
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2020	500	548
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 2018	160	167
California State Public Works Board, Capital Project Lease Rev. Ref. Bonds, 5.00%, 2021	1,000	1,141

46	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, 5.00%, 2020	$1,000	$1,105
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A:
5.00%, 2018	250	258
5.00%, 2020	700	768
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series C, 5.00%, 2021	720	820
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 2018	425	432
California State Public Works Board, Lease Rev. Ref. Bonds, Series B, 5.00%, 2022	500	583
California State Public Works Board, Lease Rev. Ref. Bonds, Series G, 5.00%, 2021	1,000	1,116
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 2020	1,000	1,114
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A, 4.00%, 2019	500	520
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I, 4.00%, 2019	500	528
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2018	400	416
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-3 (Mandatory Put 11/01/23 @ 100), 4.00%, 2051[1]	1,550	1,743
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 3.50%, 2021	250	261
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2019	160	170
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	1,225	1,339
California Statewide Comms. Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.90%, 2028[1]	500	506
California Statewide Comms. Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 12/01/23 @ 100), 2.625%, 2033[1]	1,100	1,130
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2019	380	410
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2018	700	725
Chino Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AGM Insured), 4.00%, 2021	655	719
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2018	125	129
Chino Valley Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2021	750	856
City of Alhambra, Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2023	450	516
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,100	1,101
City of Irvine, Special Assessment Ref. Bonds:
4.00%, 2018	500	512
4.00%, 2019	300	315
5.00%, 2021	500	561
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, 2018	225	229
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	1,425	1,454
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2021	400	424
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2021	400	453
City of Redding Electric System Rev., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	800	903
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	513
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2018	600	608
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 2018	450	461
5.00%, 2020	545	602
County of Los Angeles, G.O. Cash Flow Mgmt. Misc. Rev. Notes, 5.00%, 2018	1,000	1,026
Desert Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2018	700	716
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2021	900	1,021

Private Client Services Funds	47

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, 2018	$500	$516
5.00%, 2019	950	1,015
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2019	400	418
5.00%, 2020	500	547
Fresno Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,087
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 2019	600	636
5.00%, 2020	500	556
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 4.00%, 2023	500	565
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	500	512
5.00%, 2019	500	532
Golden State Tobacco Securitization Corp., Tobacco Settlement Fncg. Rev. Ref. Bonds, Series A (St. Approp Insured), 5.00%, 2020	700	770
Golden State Tobacco Securitization Corp., Tobacco Settlement Fncg. Rev. Ref. Bonds, Series A-1, 5.00%, 2020	1,360	1,490
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00%, 2020[2]	1,100	1,065
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	300	342
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2018	1,000	1,029
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2018	425	442
Kern County Water Agcy. Imp. Dist. No. 4, Water Rev. Ref. Bonds, Series A (AGM Insured):
4.00%, 2020	700	749
5.00%, 2021	740	836
Kern High School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2021	1,500	1,655
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2022	470	546
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, 2018	500	513
Lammersville Joint Unified School Dist., Special Tax Ref. Bonds, 4.00%, 2021	525	567
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2018	700	728
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series B, 4.00%, 2019	300	316
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, 2019	1,000	1,069
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2018	1,100	1,146
5.00%, 2018	175	179
5.00%, 2019	700	755
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2020	1,500	1,656
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	1,100	1,172
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2018	500	514
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
4.00%, 2022	250	274
5.00%, 2022	250	290
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 4.00%, 2019	600	634
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.30%, 2027[1]	500	500
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Sub-Series B, 5.00%, 2021	1,000	1,139
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2022	250	292
Montebello Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2019	250	263

48	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	$500	$516
Oakland Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2021	385	439
Oakland Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2020	1,500	1,658
Orange Comm. Facs. Dist., Special Tax Ref. Bonds, 4.00%, 2018	300	308
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2018	375	387
5.00%, 2019	200	214
5.00%, 2021	200	227
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	350	396
Palomar Health, G.O. Prop. Tax Ref. Bonds, Series A, 4.00%, 2020	1,235	1,325
Port of Oakland, Port, Airport & Marina Rev. Ref. Bonds, Series E, 5.00%, 2020	1,000	1,111
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2022	800	890
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	630	674
Rancho Mirage Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2021	1,000	1,126
Rancho Santa Fe Comm. Services Dist., Special Tax Ref. Bonds, Series A:
3.00%, 2019	505	521
4.00%, 2020	490	527
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	375	402
Riverside County Redev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (AGM Insured), 4.00%, 2018	500	513
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A, 5.00%, 2019	850	908
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	285	324
Roseville Fin. Auth., Special Tax Ref. Bonds:
4.00%, 2021	450	494
4.00%, 2022	620	690
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2018	500	505
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A, 5.00%, 2018	100	103
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2020	850	942
5.00%, 2021	365	417
San Diego Unified School Dist., G.O. School Imps. Prop. Tax, Series H-2, 5.00%, 2020	1,000	1,105
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2018	500	510
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C:
5.00%, 2020	500	551
5.00%, 2022	250	290
San Francisco Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	1,000	1,102
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2018	300	307
4.00%, 2019	475	500
San Leandro Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2020	700	774
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, 2020	775	834
San Ramon Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub-Series A (BAM Insured), 5.00%, 2021	340	380
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A, 5.00%, 2018	750	760
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2018	200	205
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	350	359
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	600	639
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2018	300	308
Southwestern Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series A, 3.00%, 2021	200	214

Private Client Services Funds	49

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Southwestern Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series B, 4.00%, 2022	$310	$349
State of California Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series B, 3.50%, 2045	345	365
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 1.692%, 2029[1]	500	502
State of California, G.O. General Fund Ref. Bonds, 5.00%, 2021	500	568
State of California, G.O. General Fund Ref. Notes, 5.00%, 2019	900	973
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	775	778
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 1.37%, 2033[1]	1,500	1,500
State of California, G.O. Prop. Tax Ref. Bonds, 5.00%, 2021	2,000	2,292
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	870	920
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2020	500	553
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2019	525	560
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured):
5.00%, 2019	675	726
5.00%, 2021	500	569
Sweetwater Union High School Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2021	380	432
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	515	585
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	450	521
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2020	275	304
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	235	268
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured), 3.00%, 2021	200	212
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2020	275	304
5.00%, 2021	265	301
West Sacramento Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2019	755	793
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2020	180	194
4.00%, 2022	120	134
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2028	300	361
		113,342

Guam - 0.3%
Guam Government Waterworks Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	300	343
		343

Illinois - 0.4%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	500	502
		502

50	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Bonds & notes - continued	Principal amount (000)	Value (000)
Louisiana - 0.0%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	$30	$30
		30

Massachusetts - 0.1%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 1.35%, 2018[1]	175	175
		175

Puerto Rico - 0.7%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	800	814
		814

Total bonds & notes (cost: $114,650,000)		115,206

Short-term securities - 2.6%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.82%, November 01, 2026[1]	200	200
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.84%, November 01, 2026[1]	2,850	2,850

Total short-term securities (cost: $3,050,000)		3,050
Total investment securities (cost: $117,700,000)		118,256
Other assets less liabilities		1,570

Net assets		$119,826

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Private Client Services Funds	51

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2017

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Approp.	=	Appropriation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
GTD	=	Guaranteed
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
NATL-RE	=	National Reinsurance
Prop.	=	Property
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility

See Notes to Financial Statements

52	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Core Bond Fund grew between April 13, 2010, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings1

[1]	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
[2]	AAA rating includes “other assets and liabilities” not rated.

Private Client Services Funds	53

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - 90.1%	Principal amount (000)	Value (000)
U.S. government & government agency bonds & notes - 54.4%
Fannie Mae:
1.75%, 2019	$1,710	$1,713
2.125%, 2026	400	389
Federal Home Loan Banks, 1.875%, 2020	3,015	3,027
U.S. Treasury Bonds, 7.625%, 2025	750	1,023
U.S. Treasury Inflation Indexed Bonds:
0.125%, 2021	6,448	6,460
0.25%, 2025	3,467	3,430
2.00%, 2026	619	694
0.75%, 2045	209	200
U.S. Treasury Inflation Indexed Notes:
0.125%, 2020	1,698	1,705
0.375%, 2023	528	533
0.375%, 2025	3,390	3,388
U.S. Treasury Notes:
0.75%, 2018	2,375	2,370
0.875%, 2018	1,715	1,705
1.25%, 2018	500	499
1.25%, 2018	3,540	3,530
1.50%, 2018	1,000	1,000
3.75%, 2018	3,800	3,887
3.875%, 2018	1,000	1,014
0.75%, 2019	1,390	1,377
0.875%, 2019	4,720	4,668
1.00%, 2019	500	494
1.125%, 2019	1,860	1,851
1.25%, 2019	1,900	1,893
1.25%, 2019	500	498
1.50%, 2019	2,750	2,748
1.50%, 2019	1,000	998
1.625%, 2019	1,000	1,001
1.625%, 2019	500	500
1.75%, 2019	2,000	2,006
1.375%, 2020	10,000	9,943
1.375%, 2020	4,850	4,804
1.375%, 2020	1,000	992
1.50%, 2020	1,809	1,801
1.625%, 2020	3,215	3,208
1.625%, 2020	2,500	2,490
2.00%, 2020	1,000	1,007
1.125%, 2021	3,010	2,933
1.25%, 2021	2,500	2,438
1.25%, 2021	2,360	2,316
1.375%, 2021	3,420	3,365
1.375%, 2021	3,215	3,166
1.75%, 2021	9,635	9,574
1.875%, 2021	500	500
2.125%, 2021	1,000	1,008
3.125%, 2021	2,000	2,089
1.50%, 2022	1,750	1,719
1.75%, 2022	3,890	3,855
1.75%, 2022	2,000	1,982

54	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
U.S. government & government agency bonds & notes - continued
1.75%, 2022	$13,290	$13,148
1.875%, 2022	5,336	5,316
1.875%, 2022	3,745	3,729
1.875%, 2022	2,005	1,993
2.125%, 2022	3,000	3,018
1.25%, 2023	1,000	953
1.375%, 2023	1,275	1,225
1.375%, 2023	1,000	959
1.625%, 2023	4,000	3,901
1.75%, 2023	1,000	982
2.00%, 2023	2,000	1,994
2.125%, 2023	3,415	3,412
2.25%, 2023	500	503
2.50%, 2023	1,050	1,072
2.75%, 2023	2,250	2,328
2.00%, 2024	7,750	7,651
2.00%, 2024	2,480	2,451
2.125%, 2024	15,000	14,904
2.125%, 2024	11,000	10,967
2.125%, 2024	4,200	4,184
2.25%, 2024	3,000	3,004
2.25%, 2024	1,820	1,829
2.75%, 2024	5,000	5,170
2.00%, 2025	2,000	1,965
2.00%, 2025	2,000	1,959
1.625%, 2026	3,000	2,843
2.25%, 2027	8,420	8,339
2.25%, 2027	3,030	2,997

Total U.S. government & government agency bonds & notes		226,587

Mortgage-backed obligations - 7.4%

Commercial mortgage-backed securities - 1.1%
Citigroup Commercial Mortgage Trust, 3.608%, 2048	570	595
Core Industrial Trust, Series 144A, 3.04%, 2034[1]	890	911
Fannie Mae Connecticut Avenue Securities, 2.1879%, 1 mo. USD LIBOR + 0.950%, 2024[2]	25	25
Freddie Mac Structured Agency Credit Risk Debt Notes:[2]
2.338%, 1 mo. USD LIBOR + 1.100%, 2025	6	6
3.638%, 1 mo. USD LIBOR + 2.400%, 2025	17	17
LB-UBS Commercial Mortgage Trust, Series 2007-C7, 6.334%, 2045[2]	221	221
Morgan Stanley Bank of America Merrill Lynch Trust, 3.383%, 2048	675	700
Seasoned Credit Risk Transfer Trust:
2.00%, 2056	752	755
2.00%, 2056	528	529
3.00%, 2056	482	486
Station Place Securitization Trust, Series 144A, 2.1379%, 1 mo. USD LIBOR + 0.900%, 2049[1,2]	325	325
		4,570

Federal agency mortgage-backed obligations - 6.3%
Fannie Mae:
4.50%, 2019	14	15
3.00%, 2032, TBA	3,870	3,965

Private Client Services Funds	55

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Mortgage-backed obligations - continued
Federal agency mortgage-backed obligations - continued
4.50%, 2020	$112	$114
3.50%, 2025	2,035	2,115
2.961%, 2027 [2]	445	450
5.50%, 2037	8	9
5.50%, 2038	392	435
5.00%, 2041	741	806
5.00%, 2041	161	175
FHLMC Multifamily Structured Pass Through Certificates:
3.974%, 2021 [2]	544	574
2.373%, 2022	250	252
2.791%, 2022	1,320	1,349
2.57%, 2026	1,010	998
3.413%, 2026	1,310	1,374
Freddie Mac:
3.50%, 2034	1,875	1,950
3.50%, 2045	2,365	2,453
Freddie Mac REMICS, 6.00%, 2037	24	27
Ginnie Mae:
4.50%, 2040	65	69
4.00%, 2047, TBA	7,570	7,944
5.69%, 2059 [2]	13	13
2.094%, 2062 [2]	534	540
4.999%, 2064 [2]	131	135
6.64%, 2064 [2]	390	406
		26,168

Total mortgage-backed obligations		30,738

Corporate bonds & notes - 21.3%

Aerospace/Defense - 0.5%
Airbus Finance BV, Series 144A, 2.70%, 2023[1]	85	86
Lockheed Martin Corp.:
3.10%, 2023	95	98
3.55%, 2026	270	281
Northrop Grumman Corp., 2.55%, 2022	425	426
Rockwell Collins, Inc.:
2.80%, 2022	375	379
3.20%, 2024	275	281
The Boeing Co., 0.95%, 2018	350	349
		1,900

Agriculture - 0.6%
Altria Group, Inc.:
2.85%, 2022	250	254
2.95%, 2023	200	203
4.00%, 2024	430	460
Philip Morris International, Inc.:
1.875%, 2021	165	163
2.125%, 2023	415	403

56	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Agriculture - continued
2.75%, 2026	$225	$221
Reynolds American, Inc.:
4.00%, 2022	70	74
4.45%, 2025	430	463
5.70%, 2035	30	36
5.85%, 2045	220	271
		2,548

Apparel - 0.1%
NIKE, Inc., 2.375%, 2026	615	587
		587

Auto Manufacturers - 0.9%
American Honda Finance Corp., 2.30%, 2026	80	76
BMW US Capital LLC, Series 144A, 1.45%, 2019[1]	340	338
Daimler Finance North America LLC, Series 144A:[1]
2.237%, 3 mo. USD LIBOR + 0.860%, 2018 [2]	350	352
3.30%, 2025	250	253
Ford Motor Credit Co. LLC:
3.157%, 2020	550	562
3.219%, 2022	205	208
General Motors Co., 4.00%, 2025	145	148
General Motors Financial Co., Inc.:
3.10%, 2019	975	987
3.70%, 2020	320	332
4.00%, 2026	175	177
Toyota Motor Credit Corp., 1.45%, 2018	350	350
		3,783

Banks - 2.8%
Bank of America Corp.:
2.625%, 2020	735	742
3.875%, 2025	435	457
BB&T Corp.:
2.05%, 2018	500	501
2.625%, 2020	385	391
Citigroup, Inc.:
2.35%, 2021	1,005	1,001
4.45%, 2027	400	423
Cooperatieve Rabobank UA, 2.75%, 2022	400	406
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 2023	500	520
HSBC Holdings PLC, 2.65%, 2022	660	661
JPMorgan Chase & Co.:
2.55%, 2021	645	649
3.20%, 2023	125	128
Morgan Stanley:
2.125%, 2018	300	301
2.50%, 2021	500	501

Private Client Services Funds	57

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Banks - continued
PNC Bank NA:
1.45%, 2019	$690	$685
2.55%, 2021	350	352
The Bank of New York Mellon Corp., 2.10%, 2019	500	502
The Goldman Sachs Group, Inc.:
1.95%, 2019	500	499
3.00%, 2022	365	369
2.905%, 3 mo. USD LIBOR + 0.990%, 2023 [2]	490	488
4.75%, 2045	175	195
UniCredit SpA, Series 144A, 3.75%, 2022[1]	500	512
Wells Fargo & Co.:
2.10%, 2021	500	494
2.625%, 2022	805	804
		11,581

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2021	340	345
3.65%, 2026	735	760
Molson Coors Brewing Co.:
1.45%, 2019	80	79
2.10%, 2021	90	89
3.00%, 2026	245	239
PepsiCo, Inc.:
1.70%, 2021	420	413
2.00%, 2021	710	708
		2,633

Biotechnology - 0.2%
Amgen, Inc.:
1.85%, 2021	195	191
2.25%, 2023	260	253
2.60%, 2026	335	321
		765

Chemicals - 0.1%
The Sherwin-Williams Co.:
2.75%, 2022	165	166
3.125%, 2024	70	71
3.45%, 2027	175	178
		415

Computers - 0.3%
Apple, Inc.:
1.80%, 2020	475	474
1.55%, 2021	575	563
2.50%, 2022	190	192
		1,229

58	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Diversified financial services - 0.3%
American Express Co.:
1.905%, 3 mo. USD LIBOR + 0.590%, 2018 [2]	$500	$501
2.20%, 2020	750	749
		1,250

Electric - 2.4%
Berkshire Hathaway Energy Co., 5.75%, 2018	300	305
Dominion Energy, Inc., Series 144A, 1.875%, 2018[1]	685	685
Duke Energy Corp., 2.65%, 2026	660	635
Eversource Energy, 2.75%, 2022	750	757
Exelon Corp., 3.40%, 2026	65	65
FirstEnergy Corp., 4.25%, 2023	1,930	2,045
Pacific Gas & Electric Co., 2.45%, 2022	300	297
PacifiCorp, 5.65%, 2018	795	817
Progress Energy, Inc., 7.05%, 2019	955	1,020
Public Service Electric & Gas Co.:
1.90%, 2021	270	267
2.25%, 2026	520	491
Tampa Electric Co., 2.60%, 2022	350	351
Virginia Electric and Power Co.:
1.20%, 2018	620	620
3.10%, 2025	1,040	1,051
3.50%, 2027	555	577
Xcel Energy, Inc., 3.30%, 2025	190	193
		10,176

Environmental Control - 0.2%
Republic Services, Inc., 5.00%, 2020	350	373
Waste Management, Inc., 4.60%, 2021	300	321
		694

Food - 0.1%
The Kroger Co., 2.00%, 2019	410	411
		411

Gas - 0.0%
Dominion Energy Gas Holdings LLC, 2.80%, 2020	125	127
		127

Healthcare-products - 0.6%
Abbott Laboratories:
2.35%, 2019	430	433
2.90%, 2021	190	193
3.40%, 2023	140	143
3.75%, 2026	515	532
Becton Dickinson & Co., 3.734%, 2024	61	63

Private Client Services Funds	59

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Healthcare-products - continued
Medtronic Global Holdings SCA, 3.35%, 2027	$555	$569
Zimmer Biomet Holdings, Inc., 3.15%, 2022	485	491
		2,424

Healthcare-services - 0.6%
Aetna, Inc.:
1.50%, 2017	350	350
1.70%, 2018	220	220
2.80%, 2023	55	55
Anthem, Inc.:
2.30%, 2018	295	296
4.35%, 2020	300	317
Catholic Health Initiatives, 1.60%, 2017	350	350
Laboratory Corp. of America Holdings, 4.70%, 2045	135	141
UnitedHealth Group, Inc.:
3.35%, 2022	380	395
3.75%, 2025	460	487
		2,611

Housewares - 0.3%
Newell Brands, Inc.:
3.15%, 2021	355	363
3.85%, 2023	340	357
4.20%, 2026	515	543
		1,263

Insurance - 0.9%
American International Group, Inc., 2.30%, 2019	190	191
Berkshire Hathaway Finance Corp., 2.00%, 2018	750	753
Chubb INA Holdings, Inc.:
2.30%, 2020	285	287
2.875%, 2022	150	153
3.35%, 2026	45	46
4.35%, 2045	50	56
New York Life Global Funding, Series 144A, 1.70%, 2021[1]	750	733
Prudential Financial, Inc., 2.095%, 3 mo. USD LIBOR + 0.780%, 2018[2]	595	598
QBE Insurance Group Ltd., Series 144A, 2.40%, 2018[1]	755	756
The Allstate Corp., 3.28%, 2026	175	179
		3,752

Internet - 0.3%
Alphabet, Inc., 1.998%, 2026	465	438
Amazon.com, Inc., Series 144A:[1]
2.40%, 2023	500	497
2.80%, 2024	500	501
		1,436

60	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Iron/Steel - 0.1%
Vale Overseas Ltd., 6.25%, 2026	$225	$260
		260

Media - 0.6%
21st Century Fox America, Inc., 3.70%, 2025	205	212
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464%, 2022	325	343
4.908%, 2025	165	176
Comcast Corp., 2.35%, 2027	435	408
NBCUniversal Media LLC, 5.15%, 2020	350	377
The Walt Disney Co., 5.50%, 2019	300	315
Time Warner, Inc., 3.80%, 2027	150	150
Viacom, Inc., 3.875%, 2024	380	382
		2,363

Miscellaneous manufacturing - 0.1%
General Electric Co., 2.70%, 2022	300	304
		304

Multi-National - 0.2%
European Investment Bank, 2.25%, 2022	751	756
		756

Oil & gas - 1.3%
Anadarko Petroleum Corp.:
4.85%, 2021	70	74
5.55%, 2026	145	164
Cenovus Energy, Inc., Series 144A, 4.25%, 2027[1]	170	171
ConocoPhillips Co.:
4.20%, 2021	155	165
4.95%, 2026	235	267
Exxon Mobil Corp., 1.47%, 3 mo. USD LIBOR + 0.150%, 2019[2]	1,115	1,117
Husky Energy, Inc., 7.25%, 2019	250	275
Petroleos Mexicanos:
6.375%, 2021	300	327
4.625%, 2023	1,000	1,025
Petroleos Mexicanos, Series 144A:[1]
5.375%, 2022	175	186
6.50%, 2027	200	219
Phillips 66, 4.30%, 2022	290	311
Shell International Finance BV, 1.75%, 2021	435	428
Statoil ASA, 3.25%, 2024	85	87
Total Capital International SA, 2.875%, 2022	230	235
Woodside Finance Ltd., Series 144A, 4.60%, 2021[1]	185	195
		5,246

Oil&Gas Services - 0.1%
Halliburton Co., 3.80%, 2025	170	177

Private Client Services Funds	61

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Oil&Gas Services - continued
Schlumberger Holdings Corp., Series 144A:[1]
3.00%, 2020	$125	$128
4.00%, 2025	165	174
		479

Pharmaceuticals - 2.1%
AbbVie, Inc.:
2.50%, 2020	1,060	1,069
2.30%, 2021	340	340
3.20%, 2022	415	426
2.85%, 2023	85	85
3.60%, 2025	150	154
Allergan Funding SCS:
3.00%, 2020	485	493
3.45%, 2022	490	504
3.80%, 2025	330	338
AstraZeneca PLC, 3.375%, 2025	445	454
Johnson & Johnson:
2.25%, 2022	455	457
2.45%, 2026	320	314
2.95%, 2027	455	463
Merck & Co., Inc., 1.10%, 2018	250	250
Novartis Securities Investment Ltd., 5.125%, 2019	300	312
Pfizer, Inc., 1.62%, 3 mo. USD LIBOR + 0.300%, 2018[2]	500	501
Shire Acquisitions Investments Ireland DAC:
1.90%, 2019	350	349
2.40%, 2021	195	194
2.875%, 2023	120	119
3.20%, 2026	615	601
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 2018	165	164
1.70%, 2019	165	161
2.20%, 2021	600	565
2.80%, 2023	190	175
3.15%, 2026	450	399
4.10%, 2046	30	24
		8,911

Pipelines - 1.1%
Boardwalk Pipelines LP, 4.95%, 2024	460	491
Enbridge Energy Partners LP, 5.875%, 2025	230	264
Enbridge, Inc., 4.00%, 2023	525	549
Energy Transfer LP, 4.20%, 2027	185	188
EnLink Midstream Partners LP, 4.40%, 2024	230	239
Kinder Morgan, Inc.:
3.15%, 2023	495	498
4.30%, 2025	1,010	1,062
Phillips 66 Partners LP, 3.55%, 2026	105	104
Spectra Energy Partners LP, 2.95%, 2018	505	510

62	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Pipelines - continued
TC PipeLines LP, 4.375%, 2025	$430	$452
		4,357

Real Estate - 0.5%
American Campus Communities Operating Partnership LP:
3.75%, 2023	300	312
4.125%, 2024	415	435
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A:[1]
2.375%, 2019	100	100
3.50%, 2025	250	252
WEA Finance LLC / Westfield UK & Europe Finance PLC, Series 144A:[1]
2.70%, 2019	475	479
3.25%, 2020	355	362
		1,940

REITS - 0.7%
Alexandria Real Estate Equities, Inc., 3.95%, 2028	60	62
Corporate Office Properties LP, 5.25%, 2024	235	255
DCT Industrial Operating Partnership LP, 4.50%, 2023	500	529
DDR Corp., 4.25%, 2026	430	435
ERP Operating LP, 4.625%, 2021	215	232
Essex Portfolio LP, 3.50%, 2025	490	496
Kimco Realty Corp.:
3.40%, 2022	90	92
2.80%, 2026	475	448
Simon Property Group LP, 2.50%, 2021	460	463
		3,012

Retail - 0.9%
Costco Wholesale Corp.:
2.30%, 2022	285	285
2.75%, 2024	285	287
McDonald’s Corp.:
3.70%, 2026	135	141
3.50%, 2027	275	283
Starbucks Corp.:
2.00%, 2018	200	201
2.10%, 2021	235	236
The Home Depot, Inc.:
1.80%, 2020	480	480
4.40%, 2021	350	376
Wal-Mart Stores, Inc.:
2.35%, 2022	715	714
2.65%, 2024	715	715
		3,718

Private Client Services Funds	63

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Semiconductors - 0.7%
Analog Devices, Inc.:
2.50%, 2021	$185	$185
3.50%, 2026	170	173
Broadcom Corp. / Broadcom Cayman Finance Ltd., Series 144A:[1]
2.375%, 2020	270	272
3.00%, 2022	730	740
3.625%, 2024	270	279
3.875%, 2027	1,125	1,159
		2,808

Software - 0.2%
Microsoft Corp., 2.875%, 2024	445	453
Oracle Corp., 2.375%, 2019	500	504
		957

Telecommunications - 0.9%
AT&T, Inc.:
2.85%, 2023	665	661
3.40%, 2024	205	205
3.90%, 2027	205	204
Cisco Systems, Inc., 2.20%, 2023	520	512
Deutsche Telekom International Finance BV, Series 144A, 2.82%, 2022[1]	405	408
Verizon Communications, Inc.:
1.75%, 2021	45	44
3.125%, 2022	275	281
4.125%, 2027	188	197
4.50%, 2033	1,000	1,033
4.272%, 2036	250	247
		3,792

Transportation - 0.0%
Canadian National Railway Co., 5.55%, 2018	50	51
		51

Total corporate bonds & notes		88,539

Municipals - 1.5%
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00%, 2022	8	8
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 2.814%, 2024	500	504
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 2020	2,060	2,097
Industry Public Facs. Auth., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured):
2.203%, 2018	500	500
3.139%, 2020	805	816
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00%, 2022	42	43
New Jersey Econ. Dev. Auth., Appropriations Rev. Ref. Bonds, Series YY, 4.447%, 2020	650	670
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B, 1.758%, 2018	350	349
State of California, G.O. Public Imps. Misc. Rev. Bonds (Mandatory Put 04/01/20 @ 100), 2.193%, 2047[2]	320	322
State of California, G.O. Transit Imps. Misc. Rev. Bonds, 2.367%, 2022	250	252

64	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Municipals - continued
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 5.10%, 2033	$830	$838

Total municipals		6,399

Government & government agency bonds & notes outside the U.S. - 0.5%

Sovereign - 0.5%
Mexico Government International Bond, 4.15%, 2027	460	479
Province of Manitoba Canada, 3.05%, 2024	200	205
Province of Ontario Canada, 3.20%, 2024	500	520
Ukraine Government AID Bonds, 1.844%, 2019	875	882
		2,086

Total government & government agency bonds & notes outside the U.S.		2,086

Asset-backed obligations - 5.0%
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[1]
1.92%, 2019	1,000	998
2.97%, 2020	1,340	1,351
2.50%, 2021	770	773
California Republic Auto Receivables Trust:
1.82%, 2020	649	649
2.51%, 2021	270	271
Capital One Multi-Asset Execution Trust, 1.60%, 2021	580	580
CarMax Auto Owner Trust, 1.16%, 2019	73	73
Chase Issuance Trust:
1.10%, 2020	690	689
1.669%, 1 mo. LIBOR + 0.430%, 2020 [2]	480	482
Citi Held For Asset Issuance, Series 144A, 4.31%, 2022[1]	540	543
Citibank Credit Card Issuance Trust, 2.3889%, 1 mo. LIBOR + 1.150%, 2020[2]	540	541
CLI Funding V LLC, Series 144A, 3.38%, 2029[1]	69	69
CPS Auto Receivables Trust, Series 144A:[1]
2.07%, 2019	54	54
3.34%, 2020	800	807
Discover Card Execution Note Trust, 1.5889%, 1 mo. LIBOR + 0.350%, 2020[2]	1,165	1,166
Drive Auto Receivables Trust, Series 144A:[1]
1.77%, 2020	970	970
2.56%, 2020	137	137
2.76%, 2021	416	418
3.19%, 2022	430	434
DT Auto Owner Trust, Series 144A:[1]
1.75%, 2019	5	5
3.15%, 2022	425	427
Enterprise Fleet Financing LLC, Series 144A, 2.13%, 2022[1]	835	837
Ford Credit Auto Owner Trust, Series 144A:[1]
2.26%, 2025	565	569
2.03%, 2027	525	520
Ford Credit Floorplan Master Owner Trust, 1.55%, 2021	210	209
Global SC Finance II SRL, Series 144A, 3.19%, 2029[1]	518	514
Global SC Finance IV Ltd., Series 144A, 3.85%, 2037[1]	478	486
Hertz Vehicle Financing LLC, Series 144A, 1.83%, 2019[1]	1,300	1,299
Madison Park Funding XIII Ltd., Series 144A, 2.4673%, 3 mo. USD LIBOR + 1.110%, 2025[1,2]	400	402
Nationstar HECM Loan Trust, Series 144A, 2.2394%, 2026[1,2,3]	41	41

Private Client Services Funds	65

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Asset-backed obligations - continued
Santander Drive Auto Receivables Trust:
1.56%, 2020	$247	$247
2.66%, 2021	95	96
2.74%, 2021	1,735	1,748
3.09%, 2022	400	405
TAL Advantage V LLC, Series 144A, 3.55%, 2038[1]	319	320
TAL Advantage VI LLC, Series 144A, 4.50%, 2042[1]	486	504
Towd Point Mortgage Trust, Series 144A, 2.75%, 2056[1,2]	436	438
Verizon Owner Trust, Series 144A, 2.06%, 2021[1]	610	611

Total asset-backed obligations		20,683

Total bonds, notes & other debt investments (cost: $374,124,000)		375,032

Short-term securities - 13.1%
Federal Home Loan Banks:[4]
1.061%, December 20, 2017	$12,600	12,582
1.154%, January 26, 2018	5,300	5,286
General Electric Co., 0.01%, November 01, 2017[4]	12,000	11,999
Hershey Foods Corp., 1.136%, November 06, 2017[4]	6,600	6,599
Kimberly Clark Corp., 1.0952%, November 06, 2017[4]	400	400
Merck & Co., Inc., 1.1267%, November 15, 2017[4]	4,900	4,898
Pfizer, Inc., 1.1361%, November 13, 2017[4]	8,000	7,997
The Proctor Gamble and Co., 1.221%, January 02, 2018[4]	5,000	4,990

Total short-term securities (cost: $54,751,000)		54,751
Total investment securities (cost: $428,875,000)		429,783
Other assets less liabilities		(13,312)

Net assets		$416,471

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate market value of these securities amounted to $24,600,000, representing 5.91% of net assets.
[2]	Coupon rate may change periodically.
[3]	Security was valued in good faith under procedures approved by the Board of Trustees. As of October 31, 2017, these securities represent 0.01% of net assets.
[4]	Zero coupon bond; interest rate represents current yield to maturity.

66	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments

October 31, 2017

Key to abbreviations

AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
Co.	=	Company
Corp.	=	Corporation
Econ.	=	Economic
Facs.	=	Facilities
FHLMC	=	Federal Home Loan Mortgage Corporation
Fndg.	=	Funding
G.O.	=	General Obligation
GTY	=	Guaranty
Imps.	=	Improvements
Inc.	=	Incorporated
Ltd.	=	Limited
Misc.	=	Miscellaneous
Prop.	=	Property
Ref.	=	Refunding
REITS	=	Real Estate Investment Trusts
Rev.	=	Revenue
TBA	=	To be announced

See Notes to Financial Statements

Private Client Services Funds	67

Capital Group Global Equity Fund

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Global Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

1	Includes reinvested dividends and capital gain distributions.
2	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio - sector diversification

*	Other includes short-term securities and other assets less liabilities

68	Private Client Services Funds

Capital Group Global Equity Fund

Schedule of investments

October 31, 2017

Investment portfolio - country diversification

Country	(percent of net assets)
United States	44.1%
Japan	10.7
France	9.5
Britain	5.8
Netherlands	3.9
Switzerland	3.7
Hong Kong	3.6
Taiwan	2.4
Denmark	2.1
Canada	1.9
Singapore	1.9
South Africa	1.4
Ireland	1.2
Spain	1.1
Sweden	1.0
Germany	0.9
Belgium	0.8
India	0.8
Finland	0.5
Italy	0.4
Norway	0.2
Australia	0.2
Luxembourg	0.2
Short-term securities & other assets less liabilities	1.7

Private Client Services Funds	69

Capital Group Global Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - 98.3%	Shares	Value (000)
Information Technology - 19.8%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	328,820	$13,919
ASML Holding NV	67,090	12,098
Visa, Inc., A Shares	90,170	9,917
Keyence Corp.	15,250	8,427
Broadcom Ltd.	24,173	6,379
Apple, Inc.	36,394	6,152
VTech Holdings Ltd.	373,900	5,315
Murata Manufacturing Co. Ltd.	33,700	5,243
QUALCOMM, Inc.	101,445	5,175
Amadeus IT Group SA	66,775	4,531
Hamamatsu Photonics K.K.	122,800	3,947
SAP SE	30,133	3,428
Alphabet, Inc., Class A1	3,295	3,404
Jack Henry & Associates, Inc.	29,466	3,245
Microsoft Corp.	34,800	2,895
Activision Blizzard, Inc.	41,620	2,726
Texas Instruments, Inc.	27,265	2,636
Intel Corp.	49,600	2,256
Alphabet, Inc., Class C1	2,139	2,175
Global Payments, Inc.	16,670	1,733
Accenture PLC, Class A	10,900	1,552
Oracle Corp.	18,400	1,545
Micro Focus International PLC[1]	30,290	1,064
GoDaddy, Inc., Class A1	22,700	1,060
VeriSign, Inc.[1]	8,805	947
Analog Devices, Inc.	8,580	783
Xilinx, Inc.	9,965	734
		113,286

Financials - 14.5%
AIA Group Ltd.	1,651,400	12,426
JPMorgan Chase & Co.	108,280	10,894
CME Group, Inc.	65,100	8,930
Moody’s Corp.	39,300	5,597
BNP Paribas SA	68,498	5,349
The Bank of New York Mellon Corp.	92,730	4,771
KBC Group NV	52,865	4,391
HDFC Bank Ltd. (ADR)	46,830	4,322
Sampo Oyj, A Shares	57,398	3,007
Chubb Ltd.	18,870	2,846
Wells Fargo & Co.	49,355	2,771
Intercontinental Exchange, Inc.	41,235	2,726
Marsh & McLennan Cos., Inc.	32,885	2,661
Aon PLC	16,200	2,323
Lloyds Banking Group PLC	1,991,900	1,807
Prudential PLC	58,055	1,428
DNB ASA	72,619	1,400
Huntington Bancshares, Inc.	94,250	1,301
UBS Group AG	68,607	1,168
Svenska Handelsbanken AB, A Shares	73,732	1,057
ABN AMRO Group NV2	34,060	1,052

70	Private Client Services Funds

Capital Group Global Equity Fund

Schedule of investments
October 31, 2017

Common Stocks - continued	Shares	Value (000)
Financials - continued
The Toronto-Dominion Bank	10,270	$584
		82,811

Consumer Discretionary - 13.8%
Las Vegas Sands Corp.	149,480	9,474
Naspers Ltd. Class N, (ADR)	166,805	8,232
Amazon.com, Inc.[1]	5,370	5,935
Royal Caribbean Cruises Ltd.	46,230	5,722
Norwegian Cruise Line Holdings Ltd.[1]	78,735	4,390
Hilton Worldwide Holdings, Inc.	60,600	4,380
Comcast Corp., Class A	109,300	3,938
LVMH Moet Hennessy Louis Vuitton SE	12,867	3,839
Starbucks Corp.	67,300	3,691
Dollar General Corp.	40,880	3,305
Charter Communications, Inc., Class A1	8,027	2,682
Yum! Brands, Inc.	34,600	2,576
Newell Brands, Inc.	61,408	2,504
Cie Financiere Richemont SA	25,002	2,306
Yum China Holdings, Inc.[1]	55,610	2,244
Samsonite International SA	448,800	1,875
O’Reilly Automotive, Inc.[1]	7,045	1,486
BCA Marketplace PLC	506,738	1,402
JCDecaux SA	32,167	1,231
Denso Corp.	22,400	1,220
Hermes International	2,203	1,143
Viacom, Inc., Class B	47,500	1,141
Tempur Sealy International, Inc.[1]	16,130	1,054
NIKE, Inc., Class B	19,000	1,045
SES SA	64,207	1,044
Modern Times Group MTG AB, B Shares	24,325	928
		78,787

Industrials - 13.4%
Airbus SE	91,702	9,373
Safran SA	88,004	9,270
SMC Corp.	18,500	7,035
FANUC Corp.	28,300	6,563
Deere & Co.	46,260	6,147
Hexcel Corp.	68,830	4,177
Assa Abloy AB, Class B	182,842	3,859
The Boeing Co.	12,790	3,300
Eaton Corp. PLC	34,600	2,769
Waste Connections, Inc.	32,955	2,329
Ryanair Holdings PLC (ADR)[1]	20,195	2,264
Equifax, Inc.	20,800	2,258
TransDigm Group, Inc.	8,030	2,228
Jardine Matheson Holdings Ltd.	34,000	2,178
IDEX Corp.	16,900	2,167
Nielsen Holdings PLC	49,350	1,829
CSX Corp.	31,300	1,579
DKSH Holding AG Ltd.	14,647	1,228

Private Client Services Funds	71

Capital Group Global Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - continued	Shares	Value (000)
Industrials - continued
Hoshizaki Corp.	11,600	$1,093
Sydney Airport	200,130	1,089
CH Robinson Worldwide, Inc.	13,270	1,042
Waste Management, Inc.	10,750	883
Brenntag AG	15,364	870
Norfolk Southern Corp.	4,775	628
		76,158

Consumer Staples - 10.3%
Pernod Ricard SA	49,820	7,472
Carlsberg A/S, Class B	54,718	6,249
Nestle SA	70,575	5,935
L’Oreal SA	23,943	5,328
Danone SA	63,305	5,172
Shiseido Co. Ltd.	120,400	4,948
British American Tobacco PLC	64,320	4,161
Reckitt Benckiser Group PLC	44,845	4,011
Diageo PLC	81,785	2,794
Seven & i Holdings Co. Ltd.	69,300	2,787
Imperial Brands PLC	65,370	2,666
The Coca-Cola Co.	45,190	2,078
Philip Morris International, Inc.	16,040	1,678
Mondelez International, Inc., Class A	28,800	1,193
The Procter & Gamble Co.	12,055	1,041
Japan Tobacco, Inc.	30,100	992
Nestle SA (ADR)	4,300	362
		58,867

Health Care - 9.1%
Astrazeneca PLC	93,485	6,248
Cerner Corp.[1]	88,595	5,982
Novo Nordisk A/S, Class B	119,431	5,941
Roche Holding AG	25,336	5,854
Gilead Sciences, Inc.	76,607	5,742
Incyte Corp.[1]	47,300	5,357
Essilor International SA	28,047	3,551
Danaher Corp.	35,200	3,248
Seattle Genetics, Inc.[1]	52,780	3,236
UnitedHealth Group, Inc.	15,190	3,193
Express Scripts Holding Co.[1]	17,405	1,067
Johnson & Johnson	6,270	874
Merck & Co., Inc.	12,100	667
Humana, Inc.	2,410	615
Eli Lilly & Co.	6,075	498
		52,073

Energy - 5.9%
Royal Dutch Shell PLC, Class B (ADR)	119,995	7,843
Chevron Corp.	56,994	6,605
Schlumberger Ltd.	73,786	4,722

72	Private Client Services Funds

Capital Group Global Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - continued	Shares	Value (000)
Energy - continued
Enbridge, Inc.	112,035	$4,306
EOG Resources, Inc.	30,145	3,010
Occidental Petroleum Corp.	38,500	2,486
Exxon Mobil Corp.	27,150	2,263
Total SA	19,945	1,112
ConocoPhillips	19,800	1,013
		33,360

Materials - 4.0%
Asahi Kasei Corp.	506,000	6,092
DowDuPont, Inc.	60,830	4,399
Potash Corp. of Saskatchewan, Inc.	191,500	3,727
Monsanto Co.	29,645	3,590
Air Liquide SA	11,949	1,521
Praxair, Inc.	8,545	1,249
Givaudan SA	555	1,240
Rio Tinto PLC	22,242	1,048
		22,866

Telecommunication Services - 3.4%
SoftBank Group Corp.	110,100	9,632
Singapore Telecommunications Ltd.	1,631,200	4,488
Vodafone Group PLC	905,690	2,593
NTT DOCOMO, Inc.	52,900	1,275
Koninklijke KPN NV	305,033	1,053
Verizon Communications, Inc.	10,245	490
		19,531

Real Estate - 2.2%
American Tower Corp. REIT	42,500	6,106
Crown Castle International Corp. REIT	48,475	5,191
Link REIT	98,000	823
Deutsche Wohnen SE	13,288	566
		12,686

Utilities - 1.9%
AES Corp.	251,550	2,674
Sempra Energy	22,680	2,665
Enel SpA	338,531	2,100
National Grid PLC	143,085	1,721
Iberdrola SA	207,139	1,674
		10,834

Total common stocks (cost: $396,213,000)		561,259

Private Client Services Funds	73

Capital Group Global Equity Fund

Schedule of investments

October 31, 2017

Short-term securities - 1.7%	Principal amount (000)	Value (000)
General Electric Co., 0.01%, November 01, 2017[3]	$4,000	$4,000
Victory Receivables, 1.2895%, November 07, 2017[3]	5,900	5,899

Total short-term securities (cost: $9,899,000)		9,899
Total investment securities (cost: $406,112,000)		571,158
Other assets less liabilities		81

Net assets		$571,239

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate market value of these securities amounted to $1,052,000, representing 0.18% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

See Notes to Financial Statements

74	Private Client Services Funds

Capital Group International Equity Fund

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group International Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

1	Includes reinvested dividends and capital gain distributions.
2	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio - sector diversification

*	Other includes short-term securities and other assets less liabilities

Private Client Services Funds	75

Capital Group International Equity Fund

Schedule of investments

October 31, 2017

Investment portfolio - country diversification

Country	(percent of net assets)
Japan	20.9%
France	16.3
Britain	14.7
Denmark	6.5
Switzerland	6.5
Hong Kong	4.2
Netherlands	3.8
Germany	2.9
Sweden	2.6
Spain	2.4
Taiwan	2.1
Finland	1.5
Canada	1.4
Belgium	1.3
Australia	1.1
Luxembourg	1.1
United States	1.0
India	0.9
Italy	0.8
Ireland	0.6
South Africa	0.4
Argentina	0.4
Mexico	0.4
Norway	0.4
Macau	0.4
South Korea	0.3
Singapore	0.2
Short-term securities & other assets less liabilities	4.9

76	Private Client Services Funds

Capital Group International Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - 94.7%	Shares	Value (000)
Industrials - 16.3%
SMC Corp.	107,200	$40,766
Safran SA	374,425	39,441
Airbus SE	268,980	27,494
FANUC Corp.	117,700	27,297
Assa Abloy AB, Class B	1,055,326	22,275
Jardine Matheson Holdings Ltd.	281,500	18,033
Sydney Airport	2,768,593	15,066
Nidec Corp.	97,000	12,792
DKSH Holding AG Ltd.	115,345	9,671
DSV A/S	101,950	7,884
Brenntag AG	135,395	7,667
Hoshizaki Corp.	78,500	7,394
Kubota Corp.	292,600	5,459
Canadian National Railway Co.	63,300	5,095
Siemens AG	34,457	4,917
Ryanair Holdings PLC (ADR)[1]	35,670	3,999
Glory Ltd.	87,500	3,247
		258,497

Information Technology - 16.3%
Keyence Corp.	87,000	48,074
ASML Holding NV	187,647	33,836
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	783,600	33,170
Murata Manufacturing Co. Ltd.	194,500	30,260
Hamamatsu Photonics K.K.	856,400	27,529
SAP SE	203,037	23,097
Amadeus IT Group SA	313,618	21,280
Micro Focus International PLC[1]	569,259	19,998
Oracle Corp.	106,400	8,936
MercadoLibre, Inc.	27,350	6,572
Samsung Electronics Co. Ltd. (GDR)	5,057	5,082
		257,834

Consumer Staples - 13.3%
Pernod Ricard SA	200,747	30,107
Carlsberg A/S, Class B	261,610	29,874
Nestle SA	289,820	24,373
British American Tobacco PLC	372,400	24,092
L’Oreal SA	103,258	22,980
Diageo PLC	605,145	20,672
Danone SA	173,219	14,152
Imperial Brands PLC	251,278	10,247
Associated British Foods PLC	220,050	9,738
Reckitt Benckiser Group PLC	104,700	9,366
Meiji Holdings Co. Ltd.	87,000	7,085
PZ Cussons PLC	1,087,793	4,775
Japan Tobacco, Inc.	101,900	3,358
		210,819

Financials - 12.7%
AIA Group Ltd.	5,165,000	38,863

Private Client Services Funds	77

Capital Group International Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - continued	Shares	Value (000)
Financials - continued
Sampo Oyj, A Shares	451,173	$23,639
BNP Paribas SA	290,637	22,696
Prudential PLC	879,070	21,623
Lloyds Banking Group PLC	23,714,100	21,508
KBC Group NV	247,825	20,586
ABN AMRO Group NV2	471,423	14,560
HDFC Bank Ltd. (ADR)	156,900	14,482
Svenska Handelsbanken AB, A Shares	529,357	7,588
DNB ASA	294,036	5,670
UBS Group AG	325,245	5,536
Sumitomo Mitsui Financial Group, Inc.	129,200	5,132
		201,883

Health Care - 11.7%
Novo Nordisk A/S, Class B	904,524	44,998
Astrazeneca PLC	556,250	37,176
Roche Holding AG	144,878	33,473
Essilor International SA	195,185	24,714
Genmab A/S1	101,922	20,581
Sonova Holding AG	40,370	7,288
Sysmex Corp.	98,600	6,703
Medtronic PLC	72,000	5,797
Novartis AG	65,608	5,406
		186,136

Consumer Discretionary - 10.5%
Ryohin Keikaku Co. Ltd.	83,600	24,557
LVMH Moet Hennessy Louis Vuitton SE	79,334	23,667
SES SA	1,089,867	17,723
Kering	36,831	16,882
Samsonite International SA	3,701,400	15,467
BCA Marketplace PLC	4,442,168	12,286
Modern Times Group MTG AB, B Shares	285,581	10,896
JCDecaux SA	246,350	9,427
Cie Financiere Richemont SA	100,341	9,253
Naspers Ltd. Class N, (ADR)	133,750	6,601
Wynn Macau Ltd.	2,190,200	5,615
InterContinental Hotels Group PLC	94,800	5,253
Denso Corp.	88,500	4,819
Hermes International	7,186	3,729
		166,175

Telecommunication Services - 5.2%
Vodafone Group PLC	8,861,130	25,374
SoftBank Group Corp.	284,500	24,888
NTT DOCOMO, Inc.	483,700	11,660
Koninklijke KPN NV	2,178,273	7,521
America Movil SAB de CV Class L, (ADR)	364,400	6,238
Singapore Telecommunications Ltd.	1,253,900	3,450

78	Private Client Services Funds

Capital Group International Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - continued	Shares	Value (000)
Telecommunication Services - continued
KDDI Corp.	114,900	$3,056
		82,187

Materials - 3.2%
Asahi Kasei Corp.	1,037,000	12,485
Shin-Etsu Chemical Co. Ltd.	109,100	11,428
Givaudan SA	3,644	8,138
Air Liquide SA	54,962	6,998
Kansai Paint Co. Ltd.	163,700	4,185
Rio Tinto PLC	81,490	3,841
Amcor Ltd.	258,547	3,134
		50,209

Energy - 2.5%
Enbridge, Inc.	444,190	17,071
Total SA	279,868	15,606
Royal Dutch Shell PLC, Class B	152,990	4,920
Ensco PLC, Class A	377,700	2,036
		39,633

Utilities - 1.7%
Enel SpA	2,036,369	12,631
Iberdrola SA	1,198,638	9,687
SSE PLC	250,754	4,603
		26,921

Real Estate - 1.3%
Deutsche Wohnen SE	240,171	10,230
Link REIT	1,176,500	9,885
		20,115

Total common stocks (cost: $1,102,396,000)		1,500,409

Preferred Securities - 0.4%
Health Care - 0.4%
Grifols SA, Class B	272,114	6,289

Total preferred securities (cost: $4,466,000)		6,289

Private Client Services Funds	79

Capital Group International Equity Fund

Schedule of investments

October 31, 2017

Short-term securities - 4.7%	Principal amount (000)	Value (000)
Apple, Inc., 1.1671%, November 29, 2017[3]	$34,300	$34,269
General Electric Co., 0.01%, November 01, 2017[3]	39,800	39,799

Total short-term securities (cost: $74,069,000)		74,068
Total investment securities (cost: $1,180,931,000)		1,580,766
Other assets less liabilities		3,477

Net assets		$1,584,243

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate market value of these securities amounted to $14,560,000, representing 0.92% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

REIT - Real Estate Investment Trust

See Notes to Financial Statements

80	Private Client Services Funds

Capital Group U.S. Equity Fund

October 31, 2017

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2017, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio - sector diversification

*	Other includes short-term securities and other assets less liabilities

Private Client Services Funds	81

Capital Group U.S. Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - 97.7%	Shares	Value (000)
Information Technology - 18.5%
Visa, Inc., A Shares	59,880	$6,586
Microsoft Corp.	74,745	6,217
Jack Henry & Associates, Inc.	47,270	5,206
Texas Instruments, Inc.	45,400	4,390
Apple, Inc.	21,020	3,553
Broadcom Ltd.	12,861	3,394
Analog Devices, Inc.	32,155	2,936
ASML Holding NV	10,590	1,914
Alphabet, Inc., Class C1	1,857	1,888
Global Payments, Inc.	16,705	1,737
Xilinx, Inc.	15,945	1,175
HP, Inc.	53,720	1,158
QUALCOMM, Inc.	21,665	1,105
Accenture PLC, Class A	5,700	811
Trimble, Inc.[1]	17,005	695
Alphabet, Inc., Class A1	450	465
VeriSign, Inc.[1]	3,240	348
		43,578

Financials - 14.7%
Marsh & McLennan Cos., Inc.	67,740	5,482
Chubb Ltd.	33,240	5,013
CME Group, Inc.	30,425	4,173
JPMorgan Chase & Co.	40,180	4,043
Wells Fargo & Co.	69,415	3,897
The Bank of New York Mellon Corp.	57,940	2,981
Aon PLC	16,700	2,395
Intercontinental Exchange, Inc.	32,050	2,119
Moody’s Corp.	13,825	1,969
Huntington Bancshares, Inc.	141,930	1,959
The Toronto-Dominion Bank	12,245	696
		34,727

Industrials - 13.6%
Waste Connections, Inc.	83,200	5,880
Northrop Grumman Corp.	10,720	3,168
The Boeing Co.	10,770	2,778
Hexcel Corp.	41,835	2,539
Eaton Corp. PLC	26,070	2,086
TransDigm Group, Inc.	6,635	1,841
Norfolk Southern Corp.	12,892	1,694
Canadian National Railway Co.	20,080	1,616
IDEX Corp.	12,200	1,564
Deere & Co.	11,420	1,518
Airbus SE (ADR)	53,700	1,378
CH Robinson Worldwide, Inc.	15,240	1,197
Waste Management, Inc.	13,820	1,136
Nielsen Holdings PLC	28,425	1,054
CSX Corp.	16,600	837
Lockheed Martin Corp.	2,075	639
Equifax, Inc.	5,700	619

82	Private Client Services Funds

Capital Group U.S. Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - continued	Shares	Value (000)
Industrials - continued
Union Pacific Corp.	4,600	$533
		32,077

Consumer Discretionary - 13.2%
Comcast Corp., Class A	120,250	4,332
Charter Communications, Inc., Class A1	11,416	3,815
Newell Brands, Inc.	93,500	3,813
Amazon.com, Inc.[1]	3,353	3,706
Starbucks Corp.	61,415	3,368
Dollar General Corp.	33,595	2,716
NIKE, Inc., Class B	33,605	1,848
Hilton Worldwide Holdings, Inc.	22,900	1,655
Norwegian Cruise Line Holdings Ltd.[1]	27,185	1,515
The Priceline Group, Inc.[1]	685	1,310
Carnival Corp.	17,850	1,185
Yum China Holdings, Inc.[1]	22,100	892
O’Reilly Automotive, Inc.[1]	2,138	451
Yum! Brands, Inc.	5,530	412
		31,018

Health Care - 12.9%
UnitedHealth Group, Inc.	23,805	5,004
Cerner Corp.[1]	55,965	3,779
Humana, Inc.	12,715	3,247
Incyte Corp.[1]	24,100	2,729
Gilead Sciences, Inc.	25,324	1,898
Danaher Corp.	20,243	1,868
Seattle Genetics, Inc.[1]	28,380	1,740
Express Scripts Holding Co.[1]	26,575	1,629
AstraZeneca PLC (ADR)	41,750	1,440
Medtronic PLC	14,365	1,157
Johnson & Johnson	7,280	1,015
Roche Holding AG (ADR)	33,675	974
Juno Therapeutics, Inc.[1]	18,200	817
Merck & Co., Inc.	14,385	793
Eli Lilly & Co.	9,500	779
Agios Pharmaceuticals, Inc.[1]	10,270	660
Essilor International SA (ADR)	8,080	512
Ultragenyx Pharmaceutical, Inc.[1]	10,445	481
		30,522

Consumer Staples - 8.7%
The Procter & Gamble Co.	52,600	4,541
Diageo PLC (ADR)	29,980	4,108
Philip Morris International, Inc.	30,580	3,200
Nestle SA (ADR)	29,205	2,460
The Coca-Cola Co.	38,020	1,748
Unilever PLC (ADR)	14,180	803
Carlsberg A/S, Class B (ADR)	31,725	726
Danone SA (ADR)	43,170	710
British American Tobacco PLC (ADR)	9,790	630

Private Client Services Funds	83

Capital Group U.S. Equity Fund

Schedule of investments

October 31, 2017

Common Stocks - continued	Shares	Value (000)
Consumer Staples - continued
Mondelez International, Inc., Class A	13,000	$539
Hormel Foods Corp.	17,200	534
Reckitt Benckiser Group PLC (ADR)	26,660	484
		20,483

Energy - 7.9%
Enbridge, Inc.	107,290	4,126
Schlumberger Ltd.	52,244	3,344
Chevron Corp.	27,240	3,157
Exxon Mobil Corp.	22,500	1,876
ConocoPhillips	35,685	1,825
EOG Resources, Inc.	16,665	1,664
Occidental Petroleum Corp.	17,410	1,124
Halliburton Co.	20,400	872
Helmerich & Payne, Inc.	9,600	516
		18,504

Real Estate - 4.1%
Crown Castle International Corp. REIT	37,270	3,991
American Tower Corp. REIT	19,750	2,837
Iron Mountain, Inc. REIT	49,869	1,995
Digital Realty Trust, Inc. REIT	7,350	870
		9,693

Materials - 2.3%
Monsanto Co.	23,950	2,901
Praxair, Inc.	11,636	1,700
Sherwin-Williams Co.	1,810	715
		5,316

Utilities - 1.4%
Sempra Energy	28,255	3,320
		3,320

Telecommunication Services - 0.4%
Verizon Communications, Inc.	19,635	940
		940

Total common stocks (cost: $154,990,000)		230,178

84	Private Client Services Funds

Capital Group U.S. Equity Fund

Schedule of investments

October 31, 2017

Short-term securities - 2.8%	Principal amount (000)	Value (000)
Exxon Mobil Corp., 1.1172%, November 21, 2017[2]	$4,300	$4,297
General Electric Co., 0.01%, November 01, 2017[2]	2,400	2,400

Total short-term securities (cost: $6,698,000)		6,697
Total investment securities (cost: $161,688,000)		236,875
Other assets less liabilities		(1,155)

Net assets		$235,720

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

See Notes to Financial Statements

Private Client Services Funds	85

Capital Group Core Municipal Fund

Statement of assets and liabilities
at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $392,229)		$397,103
Short-term investments, at value (cost: $50,243)		50,242
Cash		161
Receivables for:
Sales of fund’s shares	205
Interest	4,434
Reimbursement from investment adviser	8
		4,647
Total assets		452,153
Liabilities:
Payables for:
Purchases of investments	9,618
Repurchases of fund’s shares	1
Investment advisory services	93
Other accrued expenses	111
Total liabilities		9,823
Net assets at October 31, 2017:		$442,330

Net assets consist of:
Capital paid in on shares of beneficial interest		$436,593
Undistributed net investment income		2
Accumulated net realized gain		862
Net unrealized appreciation		4,873
Net assets at October 31, 2017		$442,330

Shares outstanding:		42,508

Net asset value per share:		$10.41

See Notes to Financial Statements

86	Private Client Services Funds

Capital Group Core Municipal Fund

Statement of operations
for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Interest		$9,705
Fees and expenses:
Investment advisory services	1,188
Administrative and accounting services	111
Registration fees	28
Audit and tax fees	45
Transfer agent services	22
Trustees’ compensation	32
Other	22
Total fees and expenses before reimbursements	1,448
Less reimbursements of fees and expenses	42
Total fees and expenses after reimbursements		1,406
Net investment income		8,299

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		940
Net unrealized depreciation on investments		(3,877)
Net realized gain and unrealized depreciation on investments		(2,937)

Net increase in net assets resulting from operations		$5,362

See Notes to Financial Statements

Private Client Services Funds	87

Capital Group Core Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year ended 10/31/17	For the year ended 10/31/16

Operations:
Net investment income	$8,299	$7,740
Net realized gain on investments	940	178
Net unrealized depreciation on investments	(3,877)	(306)
Net increase in net assets resulting from operations	5,362	7,612

Dividends and distributions to shareholders:
Dividends from net investment income	(8,282)	(7,721)
Distributions from capital gain	(144)	(303)
Total dividends and distributions	(8,426)	(8,024)

Net capital share transactions	40,004	26,646

Total increase in net assets	36,940	26,234

Net assets:
Beginning of year	405,390	379,156
End of year (including undistributed net investment income: $2 and $–, respectively.)	$442,330	$405,390

See Notes to Financial Statements

88	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Statement of assets and liabilities
at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $131,376)		$131,750
Short-term investments, at value (cost: $19,740)		19,739
Cash		111
Receivables for:
Interest	1,471
Reimbursement from investment adviser	13
		1,484
Prepaid expenses		—	*
Total assets		153,084
Liabilities:
Payables for:
Purchases of investments	3,159
Investment advisory services	31
Other accrued expenses	77
Total liabilities		3,267
Net assets at October 31, 2017:		$149,817

Net assets consist of:
Capital paid in on shares of beneficial interest		$149,685
Undistributed net investment income		—
Accumulated net realized loss		(241)
Net unrealized appreciation		373
Net assets at October 31, 2017		$149,817

Shares outstanding:		14,850

Net asset value per share:		$10.09

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	89

Capital Group Short-Term Municipal Fund

Statement of operations
for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Interest		$2,796
Fees and expenses:
Investment advisory services	464
Administrative and accounting services	43
Registration fees	28
Audit and tax fees	45
Transfer agent services	21
Trustees’ compensation	32
Other	18
Total fees and expenses before reimbursements	651
Less reimbursements of fees and expenses	97
Total fees and expenses after reimbursements		554
Net investment income		2,242

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(240)
Net unrealized depreciation on investments		(274)
Net realized loss and unrealized depreciation on investments		(514)

Net increase in net assets resulting from operations		$1,728

See Notes to Financial Statements

90	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year ended 10/31/17	For the year ended 10/31/16

Operations:
Net investment income	$2,242	$1,848
Net realized (loss) gain on investments	(240)	91
Net unrealized depreciation on investments	(274)	(385)
Net increase in net assets resulting from operations	1,728	1,554

Dividends and distributions to shareholders:
Dividends from net investment income	(2,242)	(1,846)
Distributions from capital gain	(32)	(21)
Total dividends and distributions	(2,274)	(1,867)

Net capital share transactions	(28,231)	36,596

Total (decrease) increase in net assets	(28,777)	36,283

Net assets:
Beginning of year	178,594	142,311
End of year (including undistributed net investment income: $– and $–, respectively.)	$149,817	$178,594

See Notes to Financial Statements

Private Client Services Funds	91

Capital Group California Core Municipal Fund

Statement of assets and liabilities
at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $349,523)		$356,239
Short-term investments, at value (cost: $31,530)		31,538
Cash		171
Receivables for:
Sales of fund’s shares	50
Interest	3,492
		3,542
Prepaid expenses		—	*
Total assets		391,490
Liabilities:
Payables for:
Purchases of investments	3,309
Repurchases of fund’s shares	2
Investment advisory services	74
Other accrued expenses	105
Total liabilities		3,490
Net assets at October 31, 2017:		$388,000

Net assets consist of:
Capital paid in on shares of beneficial interest		$380,922
Undistributed net investment income		—
Accumulated net realized gain		354
Net unrealized appreciation		6,724
Net assets at October 31, 2017		$388,000

Shares outstanding:		36,704

Net asset value per share:		$10.57

*	Amount less than one thousand.

See Notes to Financial Statements

92	Private Client Services Funds

Capital Group California Core Municipal Fund

Statement of operations
for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Interest		$7,735
Fees and expenses:
Investment advisory services	1,003
Administrative and accounting services	94
Registration fees	10
Audit and tax fees	45
Transfer agent services	22
Trustees’ compensation	32
Other	23
Total fees and expenses before reimbursements	1,229
Less reimbursements of fees and expenses	38
Total fees and expenses after reimbursements		1,191
Net investment income		6,544

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		396
Net unrealized depreciation on investments		(3,915)
Net realized gain and unrealized depreciation on investments		(3,519)

Net increase in net assets resulting from operations		$3,025

See Notes to Financial Statements

Private Client Services Funds	93

Capital Group California Core Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year ended 10/31/17	For the year ended 10/31/16

Operations:
Net investment income	$6,544	$6,044
Net realized gain on investments	396	378
Net unrealized (depreciation) appreciation on investments	(3,915)	2,381
Net increase in net assets resulting from operations	3,025	8,803

Dividends and distributions to shareholders:
Dividends from net investment income	(6,542)	(6,040)
Distributions from capital gain	(284)	—
Total dividends and distributions	(6,826)	(6,040)

Net capital share transactions	55,632	28,412

Total increase in net assets	51,831	31,175

Net assets:
Beginning of year	336,169	304,994
End of year (including undistributed net investment income: $– and $–, respectively.)	$388,000	$336,169

See Notes to Financial Statements

94	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Statement of assets and liabilities
at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $114,650)		$115,206
Short-term investments, at value (cost: $3,050)		3,050
Cash		686
Receivables for:
Sales of fund’s shares	785
Interest	1,290
Reimbursement from investment adviser	11
		2,086
Prepaid expenses		—	*
Total assets		121,028
Liabilities:
Payables for:
Purchases of investments	1,103
Repurchases of fund’s shares	1
Investment advisory services	26
Other accrued expenses	72
Total liabilities		1,202
Net assets at October 31, 2017:		$119,826

Net assets consist of:
Capital paid in on shares of beneficial interest		$119,187
Undistributed net investment income		—
Accumulated net realized gain		83
Net unrealized appreciation		556
Net assets at October 31, 2017		$119,826

Shares outstanding:		11,733

Net asset value per share:		$10.21

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	95

Capital Group California Short-Term Municipal Fund

Statement of operations

for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Interest		$1,694
Fees and expenses:
Investment advisory services	337
Administrative and accounting services	31
Registration fees	6
Audit and tax fees	45
Transfer agent services	21
Trustees’ compensation	32
Other	14
Total fees and expenses before reimbursements	486
Less reimbursements of fees and expenses	84
Total fees and expenses after reimbursements		402
Net investment income		1,292

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		113
Net unrealized depreciation on investments		(296)
Net realized gain and unrealized depreciation on investments		(183)

Net increase in net assets resulting from operations		$1,109

See Notes to Financial Statements

96	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/17	ended 10/31/16

Operations:
Net investment income	$1,292	$1,144
Net realized gain on investments	113	72
Net unrealized depreciation on investments	(296)	(465)
Net increase in net assets resulting from operations	1,109	751

Dividends and distributions to shareholders:
Dividends from net investment income	(1,292)	(1,144)
Distributions from capital gain	(52)	(123)
Total dividends and distributions	(1,344)	(1,267)

Net capital share transactions	2,211	6,365

Total increase in net assets	1,976	5,849

Net assets:
Beginning of year	117,850	112,001
End of year (including undistributed net investment income: $– and $–, respectively.)	$119,826	$117,850

See Notes to Financial Statements

Private Client Services Funds	97

Capital Group Core Bond Fund

Statement of assets and liabilities

at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $374,124)		$375,032
Short-term investments, at value (cost: $54,751)		54,751
Cash		56
Receivables for:
Sales of investments	7,964
Interest	1,787
Reimbursement from investment adviser	9
		9,760
Prepaid expenses		—	*
Total assets		439,599
Liabilities:
Payables for:
Purchases of investments	22,909
Repurchases of fund’s shares	23
Investment advisory services	88
Other accrued expenses	108
Total liabilities		23,128
Net assets at October 31, 2017:		$416,471

Net assets consist of:
Capital paid in on shares of beneficial interest		$416,300
Undistributed net investment income		—
Accumulated net realized loss		(737)
Net unrealized appreciation		908
Net assets at October 31, 2017		$416,471

Shares outstanding:		41,091

Net asset value per share:		$10.14

*	Amount less than one thousand.

See Notes to Financial Statements

98	Private Client Services Funds

Capital Group Core Bond Fund

Statement of operations

for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Interest		$7,294
Fees and expenses:
Investment advisory services	1,100
Administrative and accounting services	103
Registration fees	31
Audit and tax fees	45
Transfer agent services	21
Trustees’ compensation	32
Other	14
Total fees and expenses before reimbursements	1,346
Less reimbursements of fees and expenses	54
Total fees and expenses after reimbursements		1,292
Net investment income		6,002

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(677)
Net unrealized depreciation on investments		(3,359)
Net realized loss and unrealized depreciation on investments		(4,036)

Net increase in net assets resulting from operations		$1,966

See Notes to Financial Statements

Private Client Services Funds	99

Capital Group Core Bond Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/17	ended 10/31/16

Operations:
Net investment income	$6,002	$5,277
Net realized (loss) gain on investments	(677)	1,800
Net unrealized (depreciation) appreciation on investments	(3,359)	2,912
Net increase in net assets resulting from operations	1,966	9,989

Dividends and distributions to shareholders:
Dividends from net investment income	(6,147)	(5,227)
Distributions from capital gain	(1,618)	(922)
Total dividends and distributions	(7,765)	(6,149)

Net capital share transactions	69,985	13,891

Total increase in net assets	64,186	17,731

Net assets:
Beginning of year	352,285	334,554
End of year (including undistributed net investment income: $– and $145, respectively.)	$416,471	$352,285

See Notes to Financial Statements

100	Private Client Services Funds

Capital Group Global Equity Fund

Statement of assets and liabilities
at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $396,213)		$561,259
Short-term investments, at value (cost: $9,899)		9,899
Cash		59
Foreign currency, at value (cost: $–*)		—	*
Receivables for:
Sales of investments	57
Dividends	791
Reimbursement from investment adviser	3
		851
Prepaid expenses		7
Total assets		572,075
Liabilities:
Payables for:
Purchases of investments	453
Repurchases of fund’s shares	66
Unified Management fees	314
Other accrued expenses	3
Total liabilities		836
Net assets at October 31, 2017:		$571,239

Net assets consist of:
Capital paid in on shares of beneficial interest		$379,697
Accumulated undistributed net investment income		6,334
Accumulated net realized gain		20,166
Net unrealized appreciation		165,042
Net assets at October 31, 2017		$571,239

Shares outstanding:		36,561

Net asset value per share:		$15.62

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	101

Capital Group Global Equity Fund

Statement of operations
for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $577)	$11,549
Interest	161	11,710
Fees and expenses:
Unified Management fees	3,793
Trustees’ compensation	32
Legal fees	2
Total fees and expenses before reimbursements	3,827
Less reimbursements of fees and expenses	34
Total fees and expenses after reimbursements		3,793
Net investment income		7,917

Net realized gain (loss) and unrealized appreciation on investments and currency:
Net realized gain on investments		21,834
Net realized loss on currency		(17)
Net unrealized appreciation on investments		88,336
Net unrealized appreciation on currency translations		15
Net realized gain and unrealized appreciation on investments and currency		110,168

Net increase in net assets resulting from operations		$118,085

See Notes to Financial Statements

102	Private Client Services Funds

Capital Group Global Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/17	ended 10/31/16

Operations:
Net investment income	$7,917	$7,968
Net realized gain on investments and currency	21,817	93
Net unrealized appreciation (depreciation) on investments and currency	88,351	(2,629)
Net increase in net assets resulting from operations	118,085	5,432

Dividends and distributions to shareholders:
Dividends from net investment income	(7,255)	(6,944)
Distributions from capital gain	—	(15,930)
Total dividends and distributions	(7,255)	(22,874)

Net capital share transactions	(21,188)	1,358

Total increase (decrease) in net assets	89,642	(16,084)

Net assets:
Beginning of year	481,597	497,681
End of year (including undistributed net investment income: $6,334 and $5,996, respectively.)	$571,239	$481,597

See Notes to Financial Statements

Private Client Services Funds	103

Capital Group International Equity Fund

Statement of assets and liabilities
at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $1,106,862)		$1,506,698
Short-term investments, at value (cost: $74,069)		74,068
Cash		54
Foreign currency, at value (cost: $449)		454
Receivables for:
Sales of investments	651
Sales of fund’s shares	353
Dividends	3,657
Reimbursement from investment adviser	3
		4,664
Prepaid expenses		7
Total assets		1,585,945
Liabilities:
Payables for:
Purchases of investments	45
Repurchases of fund’s shares	788
Unified Management fees	866
Other accrued expenses	3
Total liabilities		1,702
Net assets at October 31, 2017:		$1,584,243

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,244,228
Accumulated undistributed net investment income		21,573
Accumulated net realized loss		(81,379)
Net unrealized appreciation		399,821
Net assets at October 31, 2017		$1,584,243

Shares outstanding:		115,906

Net asset value per share:		$13.67

See Notes to Financial Statements

104	Private Client Services Funds

Capital Group International Equity Fund

Statement of operations
for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,155)	$32,725
Interest	500	33,225
Fees and expenses:
Unified Management fees	10,209
Trustees’ compensation	32
Legal fees	2
Total fees and expenses before reimbursements	10,243
Less reimbursements of fees and expenses	34
Total fees and expenses after reimbursements		10,209
Net investment income		23,016

Net realized gain (loss) and unrealized appreciation on investments and currency:
Net realized gain on investments		16,172
Net realized loss on currency		(313)
Net unrealized appreciation on investments		260,141
Net unrealized appreciation on currency translations		178
Net realized gain and unrealized appreciation on investments and currency		276,178

Net increase in net assets resulting from operations		$299,194

See Notes to Financial Statements

Private Client Services Funds	105

Capital Group International Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/17	ended 10/31/16

Operations:
Net investment income	$23,016	$19,420
Net realized gain (loss) on investments and currency	15,859	(40,426)
Net unrealized appreciation on investments and currency	260,319	10,819
Net increase (decrease) in net assets resulting from operations	299,194	(10,187)

Dividends to shareholders:
Dividends from net investment income	(19,754)	(15,606)
Total dividends	(19,754)	(15,606)

Net capital share transactions	(60,784)	58,562

Total increase in net assets	218,656	32,769

Net assets:
Beginning of year	1,365,587	1,332,818
End of year (including undistributed net investment income: $21,573 and $18,624, respectively.)	$1,584,243	$1,365,587

See Notes to Financial Statements

106	Private Client Services Funds

Capital Group U.S. Equity Fund

Statement of assets and liabilities

at October 31, 2017

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $154,990)		$230,178
Short-term investments, at value (cost: $6,698)		6,697
Cash		339
Receivables for:
Sales of investments	28
Dividends	175
Reimbursement from investment adviser	3
		206
Total assets		237,420
Liabilities:
Payables for:
Purchases of investments	1,604
Repurchases of fund’s shares	6
Unified Management fees	86
Other accrued expenses	4
Total liabilities		1,700
Net assets at October 31, 2017:		$235,720

Net assets consist of:
Capital paid in on shares of beneficial interest		$149,792
Undistributed net investment income		—
Accumulated net realized gain		10,741
Net unrealized appreciation		75,187
Net assets at October 31, 2017		$235,720

Shares outstanding:		10,269

Net asset value per share:		$22.95

See Notes to Financial Statements

Private Client Services Funds	107

Capital Group U.S. Equity Fund

Statement of operations

for the year ended October 31, 2017

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $57)	$4,563
Interest	62		4,625
Fees and expenses:
Unified Management fees	1,174
Trustees’ compensation	32
Legal fees	2
Other	—	*
Total fees and expenses before reimbursements	1,208
Less reimbursements of fees and expenses	34
Total fees and expenses after reimbursements			1,174
Net investment income			3,451

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain on investments			11,281
Net realized gain on currency			1
Net unrealized appreciation on investments			31,565
Net realized gain and unrealized appreciation on investments and currency			42,847

Net increase in net assets resulting from operations			$46,298

*	Amount less than one thousand.

See Notes to Financial Statements

108	Private Client Services Funds

Capital Group U.S. Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/17	ended 10/31/16

Operations:
Net investment income	$3,451	$3,367
Net realized gain on investments and currency	11,282	9,134
Net unrealized appreciation (depreciation) on investments	31,565	(3,494)
Net increase in net assets resulting from operations	46,298	9,007

Dividends and distributions to shareholders:
Dividends from net investment income	(3,244)	(3,101)
Distributions from capital gain	(8,959)	(6,581)
Total dividends and distributions	(12,203)	(9,682)

Net capital share transactions	(8,035)	12,361

Total increase in net assets	26,060	11,686

Net assets:
Beginning of year	209,660	197,974
End of year (including undistributed net investment income: $– and $–, respectively.)	$235,720	$209,660

See Notes to Financial Statements

Private Client Services Funds	109

Capital Group Private Client Services Funds

Notes to financial statements

1. Organization

Capital Group Private Client Services Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund) (each a “fund,” collectively the “funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund seek to provide prudent growth of capital and conservation of principal.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements have been prepared to comply with U.S generally accepted accounting principles (“U.S. GAAP”). These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

110	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Methods and inputs – The funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider

Private Client Services Funds	111

Capital Group Private Client Services Funds

Notes to financial statements (continued)

relevant principles and factors when making fair value determinations. The funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the funds’ investment adviser’s compliance group.

Classifications – The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of October 31, 2017 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group Core Municipal Fund
Bonds & notes	$—	$397,103	$—	$397,103
Short-term securities	—	50,242	—	50,242
Total	$—	$447,345	$—	$447,345

112	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group Short-Term Municipal Fund
Bonds & notes	$—	$131,750	$—	$131,750
Short-term securities	—	19,739	—	19,739
Total	$—	$151,489	$—	$151,489

Capital Group California Core Municipal Fund
Bonds & notes	$—	$356,239	$—	$356,239
Short-term securities	—	31,538	—	31,538
Total	$—	$387,777	$—	$387,777

Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$115,206	$—	$115,206
Short-term securities	—	3,050	—	3,050
Total	$—	$118,256	$—	$118,256

Capital Group Core Bond Fund
Bonds, notes & other debt investments
U.S. government & government agency bonds & notes	$—	$226,587	$—	$226,587
Mortgage-backed obligations	—	30,738	—	30,738
Corporate bonds & notes	—	88,539	—	88,539
Municipals	—	6,399	—	6,399
Government & government agency bonds & notes outside the U.S.	—	2,086	—	2,086
Asset-backed obligations	—	20,683	—	20,683
Short-term securities	—	54,751	—	54,751
Total	$—	$429,783	$—	$429,783

Capital Group Global Equity Fund
Common Stocks[1]	$561,259	$—	$—	$561,259
Short-term securities	—	9,899	—	9,899
Total	$561,259	$9,899	$—	$571,158

Capital Group International Equity Fund
Common Stocks[1]	$1,500,409	$—	$—	$1,500,409
Preferred Securities	6,289	—	—	6,289
Short-term securities	—	74,068	—	74,068
Total	$1,506,698	$74,068	$—	$1,580,766

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Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group U.S. Equity Fund
Common Stocks[1]	$230,178	$—	$—	$230,178
Short-term securities	—	6,697	—	6,697
Total	$230,178	$6,697	$—	$236,875

[1]	The level classification by major category of investments is the same as the category presentation in the Schedule of investments.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks – The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

114	Private Client Services Funds

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Notes to financial statements (continued)

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Investing in municipal bonds of issuers within the state of California — Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S, or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest

Private Client Services Funds	115

Capital Group Private Client Services Funds

Notes to financial statements (continued)

and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls – Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation – The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required. Generally, income earned by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the year ended October 31, 2017, the funds did not have a liability for any unrecognized tax benefits. The funds recognized interest and penalties, if any, related to unrecognized tax benefit as income tax expense in the statement of operations. During the year, the funds did not incur any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2013 and by state tax authorities for tax years before 2012.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, Capital Group International Equity Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net

116	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

capital losses; cost of investments sold; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the table below, some of the funds had capital loss carryforwards available at October 31, 2017. These will be used to offset any capital gains realized by the funds in future years. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2017 the components of distributable earnings on a tax basis were as follows (dollars in thousands):

				Capital
		Capital	Capital	Group
	Capital	Group	Group	California	Capital	Capital		Capital
	Group	Short-	California	Short-	Group	Group	Capital	Group
	Core	Term	Core	Term	Core	Global	Group	U.S.
	Municipal	Municipal	Municipal	Municipal	Bond	Equity	International	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Equity Fund	Fund
As of October 31, 2017:

Undistributed tax-exempt income	$2	$—	$—	$—	$—	$—	$—	$—
Undistributed ordinary income	—	—	—	31	—	6,334	21,574	—
Undistributed long-term capital gain	868	—	355	54	—	20,170	—	10,650
Capital loss carryforward No expiration	—	(241)	—	—	(698)	—	(79,865)	—

Capital loss carryforwards utilized	$—	$—	$—	$—	$—	$—	$15,194	$—

Private Client Services Funds	117

Capital Group Private Client Services Funds

Notes to financial statements (continued)

As of October 31, 2017, the tax-basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

					Capital
		Capital		Capital	Group
	Capital	Group		Group	California	Capital		Capital		Capital
	Group	Short-		California	Short-	Group		Group	Capital	Group
	Core	Term		Core	Term	Core		Global	Group	U.S.
	Municipal	Municipal		Municipal	Municipal	Bond		Equity	International	Equity
	Fund	Fund		Fund	Fund	Fund		Fund	Equity Fund	Fund
Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss/undistributed net realized gain	$—	$—	*	$—	$— *	$—		$(325)	$(313)	$(207)
Reclassification to (from) distributions in excess of/undistributed net investment income (to) from capital paid in on shares of beneficial interest	(14)	—	*	(2)	—	—	*	—	—	—
Reclassification (from) to accumulated net realized loss (to) from capital paid in on shares of beneficial interest	(78)	—		(40)	(30)	—	*	(1,663)	—	(601)
Gross unrealized appreciation on investment securities	$5,738	$650		$7,290	$735	$2,771		$169,425	$415,886	$76,435
Gross unrealized depreciation on investment securities	(871)	(277)		(566)	(180)	(1,902)		(4,383)	(17,566)	(1,156)
Net unrealized appreciation on investment securities	$4,867	$373		$6,724	$555	$869		$165,042	$398,320	$75,279
Cost of investments securities	$442,478	$151,116		$381,053	$117,701	$428,914		$406,116	$1,182,446	$161,596

*	Amount less than one thousand

118	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

The tax character of distributions paid during the funds’ year ended October 31, 2017 and the funds’ year ended October 31, 2016, the most recently completed tax year, were as follows (dollars in thousands):

	Year ended October 31, 2017			Year ended October 31, 2016
	Tax-Exempt	Ordinary Income	Long-Term Capital Gains	Tax-Exempt	Ordinary Income		Long-Term Capital Gains
Capital Group Core Municipal Fund	$8,282	$—	$144	$7,720	$1		$303
Capital Group Short-Term Municipal Fund	2,242	32	—	1,846	1		20
Capital Group California Core Municipal Fund	6,542	—	284	6,040	—	*	—
Capital Group California Short-Term Municipal Fund	1,292	—	52	1,144	—	*	123
Capital Group Core Bond Fund	—	7,046	719	—	5,532		617
Capital Group Global Equity Fund	—	7,255	—	—	6,944		15,930
Capital Group International Equity Fund	—	19,754	—	—	15,606		—
Capital Group U.S. Equity Fund	—	3,244	8,959	—	3,101		6,581

*	Amount less than one thousand.

7. Fees and transactions with related parties

CGTC serves as investment adviser to the funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through January 1, 2019, to limit the funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

	Expense Limitation*
Fund	Period from 11/1/2016 to 3/31/2017	Period from 4/1/2017 to 10/31/2017
Capital Group Core Municipal Fund	0.40%	0.30%
Capital Group Short-Term Municipal Fund	0.40%	0.30%
Capital Group California Core Municipal Fund	0.40%	0.30%
Capital Group California Short-Term Municipal Fund	0.40%	0.30%
Capital Group Core Bond Fund	0.40%	0.30%
Capital Group Global Equity Fund	0.85%	0.65%
Capital Group International Equity Fund	0.85%	0.65%
Capital Group U.S. Equity Fund	0.65%	0.425%

*	The investment advisory services fees were amended effective April 1, 2017.

CGTC does not intend to recoup any reimbursed expenses from a prior year under expense limitations then in effect for the funds.

Investment advisory services – The funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. From November 1, 2016 to March 31, 2017, the fee for each fixed income fund was 0.35% of the average daily net assets of the fund. For the services it provides to Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the average daily net assets of the funds. From November 1, 2016 to March 31, 2017, the unified management fee for Capital Group Global Equity Fund and Capital Group International Equity Fund was 0.85% of the average daily net assets of each fund. The unified management fee for Capital Group U.S. Equity Fund was 0.65% of the average daily net assets of the fund. Effective, April 1, 2017, the monthly fees were

Private Client Services Funds	119

Capital Group Private Client Services Funds

Notes to financial statements (continued)

amended for all funds. The fee for each fixed income fund was amended to 0.25% of the average daily net assets of the fund. The unified management fee for Capital Group Global Equity Fund and Capital Group International Equity Fund was amended to 0.65% of the average daily net assets of each fund. The unified management fee for Capital Group U.S. Equity Fund was amended to 0.425% of the average daily net assets of the fund.

For the equity funds, all managing and operating expenses are paid by CGTC from the unified management fees except brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the funds, which are currently reimbursed by the advisor. A portion of the funds’ management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American funds Distributors, ® Inc. (the “Distributor”) is the principal underwriter of each fund’s shares. The Distributor does not receive any compensation related to the sale of shares of the funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or trustees received any compensation directly from the Trust.

Security transactions with related funds — The Trust’s five fixed-income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) may purchase from, or sell securities to, other CGTC-managed funds (or accounts managed by certain affiliates of CGTC) under procedures adopted by the funds’ board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2017, such purchase and sale transactions occurred between Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and related funds in the amounts of $10,701,000, $2,459,000, $13,938,000 and $5,787,000, respectively, for purchases and $11,829,000, $6,851,000, $5,240,000 and $3,496,000, respectively, for sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CGTC-managed funds (or funds managed by certain affiliates of CGTC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2017.

120	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2017

Capital Group Core Municipal Fund	$101,192	9,764	$5,846	565	$(67,034)	(6,488)	$40,004	3,841
Capital Group Short-Term Municipal Fund	79,828	7,946	1,681	167	(109,740)	(10,927)	(28,231)	(2,814)
Capital Group California Core Municipal Fund	91,608	8,697	4,558	434	(40,534)	(3,869)	55,632	5,262
Capital Group California Short-Term Municipal Fund	46,705	4,587	872	86	(45,366)	(4,457)	2,211	216
Capital Group Core Bond Fund	101,119	9,984	5,963	589	(37,097)	(3,654)	69,985	6,919
Capital Group Global Equity Fund	53,952	3,836	5,365	425	(80,505)	(5,764)	(21,188)	(1,503)
Capital Group International Equity Fund	293,846	25,080	2,587	241	(357,217)	(31,060)	(60,784)	(5,739)
Capital Group U.S. Equity Fund	12,512	604	10,740	532	(31,287)	(1,466)	(8,035)	(330)

Private Client Services Funds	121

Capital Group Private Client Services Funds

Notes to financial statements (continued)

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Capital Group Core Municipal Fund	$72,380	6,853	$5,421	515	$(51,155)	(4,848)	$26,646	2,520
Capital Group Short-Term Municipal Fund	141,327	13,929	1,377	136	(106,108)	(10,457)	36,596	3,608
Capital Group California Core Municipal Fund	61,473	5,723	3,866	361	(36,927)	(3,441)	28,412	2,643
Capital Group California Short-Term Municipal Fund	35,087	3,413	928	91	(29,650)	(2,884)	6,365	620
Capital Group Core Bond Fund	50,573	4,927	4,540	444	(41,222)	(4,029)	13,891	1,342
Capital Group Global Equity Fund	62,500	5,089	18,674	1,494	(79,816)	(6,413)	1,358	170
Capital Group International Equity Fund	475,681	43,766	2,021	178	(419,140)	(38,212)	58,562	5,732
Capital Group U.S. Equity Fund	24,876	1,297	8,642	446	(21,157)	(1,101)	12,361	642

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

122	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

9. Investment transactions

The funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the funds’ year ended October 31, 2017, as follows (dollars in thousands):

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Group Core Municipal Fund	$—	$198,832	$—	$179,836
Capital Group Short-Term Municipal Fund	—	60,142	—	78,384
Capital Group California Core Municipal Fund	—	135,758	—	85,222
Capital Group California Short-Term Municipal Fund	—	45,462	—	38,741
Capital Group Core Bond Fund	330,322	52,926	268,255	63,059
Capital Group Global Equity Fund	—	100,051	—	117,498
Capital Group International Equity Fund	—	233,050	—	328,103
Capital Group U.S. Equity Fund	—	42,605	—	56,785

10. Advisory platform concentration

Most of the shares of Capital Group International Equity fund are held through a single advisory platform (more than 89% of the fund as of October 31, 2017). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

Private Client Services Funds	123

Capital Group Core Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

		For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13

Selected per share data:

Net asset value, beginning of year	$10.48	$10.49	$10.56	$10.44	$10.64

Income from investment operations:[1]
Net investment income	0.21	0.21	0.21	0.21	0.21
Net realized and unrealized (losses) gains on securities	(0.07)	(—)[2]	(0.07)	0.12	(0.20)
Total from investment operations	0.14	0.21	0.14	0.33	0.01

Dividends and distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.21)	(0.21)
Distributions from capital gain	(—)[2]	(0.01)	—	—	—
Total dividends and distributions	(0.21)	(0.22)	(0.21)	(0.21)	(0.21)

Net asset value, end of year	$10.41	$10.48	$10.49	$10.56	$10.44

Total return[3]	1.39%	1.97%	1.31%	3.18%	0.10%

Net assets, end of year (in millions)	$442	$405	$379	$341	$299

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.35%	0.41%	0.42%	0.41%	0.41%
Ratio of expenses to average net assets after reimbursement[3]	0.34%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	2.02%	1.97%	1.97%	2.00%	2.00%

Portfolio turnover rate	47%	18%	16%	9%	18%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

124	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13

Selected per share data:

Net asset value, beginning of year	$10.11	$10.12	$10.19	$10.21	$10.32

Income from investment operations:[1]
Net investment income	0.14	0.12	0.12	0.13	0.14
Net realized and unrealized losses on securities	(0.02)	(0.01)	(0.07)	(0.01)	(0.07)
Total from investment operations	0.12	0.11	0.05	0.12	0.07

Dividends and distributions:
Dividends from net investment income	(0.14)	(0.12)	(0.12)	(0.13)	(0.14)
Distributions from capital gain	(—)[2]	(—)[2]	(—)[2]	(0.01)	(0.04)
Total dividends and distributions	(0.14)	(0.12)	(0.12)	(0.14)	(0.18)

Net asset value, end of year	$10.09	$10.11	$10.12	$10.19	$10.21

Total return[3]	1.26%	1.06%	0.51%	1.20%	0.66%

Net assets, end of year (in millions)	$150	$179	$142	$155	$136

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%	0.45%	0.46%	0.45%	0.44%
Ratio of expenses to average net assets after reimbursement[3]	0.35%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.42%	1.14%	1.15%	1.24%	1.34%

Portfolio turnover rate	42%	24%	27%	20%	18%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

Private Client Services Funds	125

Capital Group California Core Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13

Selected per share data:

Net asset value, beginning of year	$10.69	$10.59	$10.62	$10.40	$10.65

Income from investment operations:[1]
Net investment income	0.20	0.21	0.21	0.20	0.20
Net realized and unrealized (losses) gains on securities	(0.11)	0.09	(0.03)	0.22	(0.20)
Total from investment operations	0.09	0.30	0.18	0.42	—

Dividends and distributions:
Dividends from net investment income	(0.20)	(0.20)	(0.21)	(0.20)	(0.21)
Distributions from capital gain	(0.01)	—	—	—	(0.04)
Total dividends and distributions	(0.21)	(0.20)	(0.21)	(0.20)	(0.25)

Net asset value, end of year	$10.57	$10.69	$10.59	$10.62	$10.40

Total return[2]	0.84%	2.86%	1.68%	4.08%	(0.04)%

Net assets, end of year (in millions)	$388	$336	$305	$280	$227

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.35%	0.41%	0.42%	0.41%	0.41%
Ratio of expenses to average net assets after reimbursement[2]	0.34%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[2]	1.88%	1.89%	1.95%	1.92%	1.93%

Portfolio turnover rate	27%	11%	13%	18%	17%

[1]	Based on average shares outstanding.
[2]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

126	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13

Selected per share data:

Net asset value, beginning of year	$10.23	$10.28	$10.31	$10.27	$10.32

Income from investment operations:[1]
Net investment income	0.11	0.10	0.10	0.09	0.09
Net realized and unrealized (losses) gains on securities	(0.02)	(0.04)	(0.03)	0.04	(0.04)
Total from investment operations	0.09	0.06	0.07	0.13	0.05

Dividends and distributions:
Dividends from net investment income	(0.11)	(0.10)	(0.10)	(0.09)	(0.09)
Distributions from capital gain	(—)[2]	(0.01)	(—)[2]	(—)[2]	(0.01)
Total dividends and distributions	(0.11)	(0.11)	(0.10)	(0.09)	(0.10)

Net asset value, end of year	$10.21	$10.23	$10.28	$10.31	$10.27

Total return[3]	0.97%	0.63%	0.74%	1.30%	0.48%

Net assets, end of year (in millions)	$120	$118	$112	$138	$115

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.46%	0.46%	0.44%	0.44%
Ratio of expenses to average net assets after reimbursement[3]	0.35%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.11%	1.00%	0.98%	0.89%	0.91%

Portfolio turnover rate	36%	19%	23%	19%	9%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

Private Client Services Funds	127

Capital Group Core Bond Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13

Selected per share data:

Net asset value, beginning of year	$10.31	$10.19	$10.25	$10.24	$10.62

Income from investment operations:[1]
Net investment income	0.16	0.16	0.16	0.16	0.15
Net realized and unrealized (losses) gains on securities	(0.12)	0.15	(0.04)	0.04	(0.22)
Total from investment operations	0.04	0.31	0.12	0.20	(0.07)

Dividends and distributions:
Dividends from net investment income	(0.16)	(0.16)	(0.16)	(0.16)	(0.15)
Distributions from capital gain	(0.05)	(0.03)	(0.02)	(0.03)	(0.16)
Total dividends and distributions	(0.21)	(0.19)	(0.18)	(0.19)	(0.31)

Net asset value, end of year	$10.14	$10.31	$10.19	$10.25	$10.24

Total return[2]	0.41%	3.03%	1.25%	1.95%	(0.69)%

Net assets, end of year (in millions)	$416	$352	$335	$310	$296

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.35%	0.41%	0.42%	0.41%	0.41%
Ratio of expenses to average net assets after reimbursement[2]	0.34%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[2]	1.58%	1.55%	1.59%	1.57%	1.43%

Portfolio Turnover Rate[3]:
Excluding mortgage dollar roll transactions	52%	58%	87%	— [4]	— [4]
Including mortgage dollar roll transactions	95%	86%	126%	137%	192%

[1]	Based on average shares outstanding.
[2]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.
[3]	Refer to Note 5 for more information on mortgage dollar rolls.
[4]	Not available.

128	Private Client Services Funds

Capital Group Global Equity Fund

Financial highlights

(for a share outstanding throughout each year)

		For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13

Selected per share data:

Net asset value, beginning of year	$12.65	$13.13	$13.27	$12.43	$9.99

Income from investment operations:[1]
Net investment income	0.21	0.20	0.18	0.14	0.12
Net realized and unrealized gains (losses) on securities	2.95	(0.08)	(0.03)	0.80	2.45
Total from investment operations	3.16	0.12	0.15	0.94	2.57

Dividends and distributions:
Dividends from net investment income	(0.19)	(0.18)	(0.14)	(0.10)	(0.13)
Distributions from capital gain	—	(0.42)	(0.15)	—	—
Total dividends and distributions	(0.19)	(0.60)	(0.29)	(0.10)	(0.13)

Net asset value, end of year	$15.62	$12.65	$13.13	$13.27	$12.43

Total return[2]	25.36%	1.04%	1.10%	7.60%	26.10%

Net assets, end of year (in millions)	$571	$482	$498	$510	$412

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.73%	0.86%	0.86%	0.85%	0.86%
Ratio of expenses to average net assets after reimbursement[2]	0.73%[3]	0.85%	0.85%	0.85%[3]	0.85%
Ratio of net investment income to average net assets[2]	1.52%	1.64%	1.34%	1.09%	1.09%

Portfolio turnover rate	20%	36%	39%	29%	25%

[1]	Based on average shares outstanding.
[2]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.
[3]	Reimbursement was less than 0.005%.

Private Client Services Funds	129

Capital Group International Equity Fund

Financial highlights

(for a share outstanding throughout each year)

		For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Selected per share data:

Net asset value, beginning of year	$11.23	$11.50	$11.56	$11.72	$9.74

Income from investment operations:[1]
Net investment income	0.20	0.16	0.13	0.16	0.15
Net realized and unrealized gains (losses) on securities	2.42	(0.30)	(0.05)	(0.23)	1.88
Total from investment operations	2.62	(0.14)	0.08	(0.07)	2.03

Dividends and distributions:
Dividends from net investment income	(0.18)	(0.13)	(0.14)	(0.09)	(0.05)
Total dividends and distributions	(0.18)	(0.13)	(0.14)	(0.09)	(0.05)

Net asset value, end of year	$13.67	$11.23	$11.50	$11.56	$11.72

Total return[2]	23.73%	(1.20)%	0.69%	(0.62)%	20.93%

Net assets, end of year (in millions)	$1,584	$1,366	$1,333	$1,652	$989

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.73%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets after reimbursement[2]	0.73%[3]	0.85%[3]	0.85%[3]	0.85%[3]	0.85%[3]
Ratio of net investment income to average net assets[2]	1.64%	1.44%	1.11%	1.35%	1.44%

Portfolio turnover rate	17%	21%	34%	33%	25%

[1]	Based on average shares outstanding.
[2]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.
[3]	Reimbursement was less than 0.005%.

130	Private Client Services Funds

Capital Group U.S. Equity Fund

Financial highlights

(for a share outstanding throughout each year)

		For the year ended
	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Selected per share data:

Net asset value, beginning of year	$19.78	$19.88	$20.11	$18.33	$14.75

Income from investment operations:[1]
Net investment income	0.32	0.33	0.26	0.25	0.20
Net realized and unrealized gains on securities	4.02	0.55	0.46	2.05	3.61
Total from investment operations	4.34	0.88	0.72	2.30	3.81

Dividends and distributions:
Dividends from net investment income	(0.31)	(0.30)	(0.24)	(0.24)	(0.22)
Distributions from capital gain	(0.86)	(0.68)	(0.71)	(0.28)	(0.01)
Total dividends and distributions	(1.17)	(0.98)	(0.95)	(0.52)	(0.23)

Net asset value, end of year	$22.95	$19.78	$19.88	$20.11	$18.33

Total return[2]	22.76%	4.58%	3.75%	12.78%	26.06%

Net assets, end of year (in millions)	$236	$210	$198	$192	$167

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.53%	0.66%	0.67%	0.66%	0.66%
Ratio of expenses to average net assets after reimbursement[2]	0.52%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[2]	1.52%	1.68%	1.31%	1.30%	1.22%

Portfolio turnover rate	19%	31%	29%	27%	25%

[1]	Based on average shares outstanding.
[2]	Reflects the impact, if any, of certain reimbursements from Capital Guardian Trust Company.

Private Client Services Funds	131

Capital Group Private Client Services Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Capital Group Private Client Services Funds:

We have audited the accompanying statements of assets and liabilities of Capital Group Private Client Services Funds (the “Trust”) comprising the Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund, Capital Group International Equity Fund, and Capital Group U.S. Equity Fund, including the schedules of investments, as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Group Private Client Services Funds as of October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

December 19, 2017

Capital Group Private Client Services Funds

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-22349 and 1933 Act No. 333-163115)

(a)	Articles of Incorporation – Amended and Restated Agreement and Declaration of Trust dated 9/11/17

(b)	By-laws of Registrant – By-laws as amended 3/14/13 – previously filed (see P/E Amendment No. 8 filed 12/31/13)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement effective 12/11/17

(e)	Underwriting Contracts – Principal Underwriting Agreement – previously filed (see Pre-Effective Amendment No. 3 filed 4/6/10); Form of Amendment to Principal Underwriting Agreement effective 12/6/13 – previously filed (see P/E Amendment No. 8 filed 12/31/13); and Amendment to Principal Underwriting Agreement effective 1/1/16 – previously filed (see P/E Amendment No. 12 filed 12/31/15)

(f)	Bonus or Profit Sharing Contracts – None

(g)	Custodian Agreements – Custodian Agreement – previously filed (see Pre-Effective Amendment No. 3 filed 4/6/10)

(h-1)	Other Material Contracts – Form of Indemnification Agreement – previously filed (see P/E Amendment No. 8 filed 12/31/13)

(h-2)	Shareholder Services Agreement effective 12/11/17

(i)	Legal Opinion – previously filed (see P/E Amendment No. 3 filed 2/15/11)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted financial statements - None

(l)	Initial capital agreements – previously filed (see P/E Amendment No. 3 filed 2/15/11)

(m)	Rule 12b-1 Plan – None

(n)	Rule 18f-3 Plan – None

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated December 2017; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)        American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	C. Thomas Akin II	Regional Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	Ashley T. Amato	Assistant Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	William C. Anderson	Senior Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Luis F. Arocha	Regional Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None

SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Bethann Beiermeister	Regional Vice President	None
LAO	Clyde O. Bell	Assistant Vice President	None
LAO	Jeb M. Bent	Vice President	None
LAO	Jerry R. Berg	Regional Vice President	None
LAO	Michel L. Bergesen	Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Ryan M. Bickle	Vice President, Capital Group Institutional Investment Services Division	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Jeffrey E. Blum	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jill M. Boudreau	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	David H. Bradin	Vice President	None
LAO	William P. Brady	Senior Vice President	None
IRV	Jason E. Brady	Regional Vice President	None
LAO	William G. Bridge	Regional Vice President	None
IND	Robert W. Brinkman	Assistant Vice President	None
LAO	Kevin G. Broulette	Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	E. Chapman Brown, Jr.	Regional Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jennifer A. Bruce	Assistant Vice President	None
LAO	Gary D. Bryce	Vice President	None
IRV	Eileen K. Buckner	Assistant Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	Anthony J. Camilleri	Regional Vice President	None
LAO	Kelly V. Campbell	Vice President	None
LAO	Anthon S. Cannon III	Assistant Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	James D. Carter	Vice President	None

LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Becky C. Chao	Vice President	None
LAO	David D. Charlton	Senior Vice President	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Daniel A. Chodosch	Regional Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul A. Cieslik	Senior Vice President	None
IND	G. Michael Cisternino	Vice President	None
LAO	Andrew R. Claeson	Regional Vice President	None
LAO	Jamie A. Claypool	Regional Vice President	None
LAO	Kevin G. Clifford	Director, Chairman and Chief Executive Officer; President, Capital Group Institutional Investment Services Division	None
LAO	Hannah L. Coan	Vice President	None
LAO	Ruth M. Collier	Senior Vice President	None

IND	Timothy J. Colvin	Regional Vice President	None
SNO	Brandon J Cone	Assistant Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Brian M. Daniels	Senior Vice President	None
LAO	Hanh M. Dao	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Vice President	None
LAO	Shane L. Davis	Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joanne H. Dodd	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Senior Vice President	None

LAO	Thomas L. Donham	Vice President	None
LAO	John H. Donovan IV	Assistant Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Vice President	None
LAO	Erin M. Dubester	Assistant Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Regional Vice President	None
SNO	Bryan K. Dunham	Assistant Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Vice President	None
LAO	Kevin C. Easley	Vice President	None
LAO	Damian Eckstein	Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John A. Erickson	Assistant Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Bryan R. Favilla	Regional Vice President	None
LAO	Mark A. Ferraro	Regional Vice President	None
LAO	James M. Ferrauilo	Vice President	None

LAO	William F. Flannery	Senior Vice President	None
LAO	Kevin H. Folks	Vice President	None
LAO	David R. Ford	Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Vanda S. Freesman	Vice President	None
LAO	Daniel Frick	Senior Vice President	None
LAO	Tyler L. Furek	Regional Vice President	None
LAO	Samantha T. Gammell	Assistant Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian K. Geiger	Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	William F. Gilmartin	Regional Vice President	None
LAO	Kathleen D. Golden	Regional Vice President	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None

LAO	Karen M. Griffin	Assistant Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None
SNO	Virginia Guevara	Assistant Vice President	None
IRV	Steven Guida	Senior Vice President	None
LAO	Sam S. Gumma	Regional Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul B. Hammond	Senior Vice President	None
LAO	Philip E. Haning	Regional Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Brandon S. Hansen	Regional Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Alan M. Heaton	Vice President	None
LAO	Clifford W. “Webb” Heidinger	Regional Vice President	None

LAO	Brock A. Hillman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jennifer M. Hoang	Vice President	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Regional Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	David K. Hummelberg	Director, Senior Vice President, Treasurer and Controller	None
LAO	James A. Humpherson Mollett	Regional Vice President	None
LAO	Jeffrey K. Hunkins	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Sarah C. Johnson	Vice President	None
LAO	Brendan M. Jonland	Vice President	None
LAO	David G. Jordt	Regional Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas J. Joyce	Senior Vice President	None
LAO	Maria Karahalis	Senior Vice President, Capital Group Institutional Investment Services Division

LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Regional Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Jason A. Kerr	Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Layla S. Kim	Vice President	None
IRV	Michael C. Kim	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	James M. Kreider	Vice President	None
IRV	Theresa A. Kristiansen	Vice President	None
SNO	David D. Kuncho	Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
LAO	Andrew P. Laskowski	Regional Vice President	None
SNO	Sandra A. Lass	Assistant Vice President	None
LAO	Andrew Le Blanc	Senior Vice President	None
LAO	Matthew N. Leeper	Vice President	None
LAO	Clay M. Leveritt	Vice President	None

LAO	Louis K. Linquata	Senior Vice President	None
LAO	Heather M. Lord	Senior Vice President	None
LAO	James M. Maher	Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Jeffrey N. Malbasa	Regional Vice President	None
LAO	Brooke M. Marrujo	Vice President	None
LAO	Stephen B. May	Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Vice President	None
LAO	Timothy W. McHale	Secretary	Vice President
LAO	Max J. McQuiston	Regional Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Simon Mendelson	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	Conrad F. Metzger	Regional Vice President	None
LAO	Jennifer M. Miller	Regional Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Vice President	None
LAO	Louis W. Minora	Regional Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Robert P. Moffett III	Regional Vice President	None

LAO	Ryan D. Moore	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
NYO	Timothy J. Murphy	Senior Vice President	None
LAO	Christina M. Neal	Assistant Vice President	None
LAO	Jon C. Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Jeanell A. Novak	Assistant Vice President	None
LAO	Matthew P. O’Connor	Director and President; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Vice President	None
IND	Lance T. Owens	Vice President	None

LAO	Kristina E. Page	Regional Vice President	None
LAO	Rodney Dean Parker II	Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
LAO	Harry A. Phinney	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Vice President	None
LAO	Keith A. Piken	Senior Vice President	None
LAO	John Pinto	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Carl S. Platou	Senior Vice President	None
SNO	Andrew H. Plummer	Assistant Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles R. Porcher	Senior Vice President	None
LAO	Leah K. Porter	Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None

LAO	Abbas Qasim	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Ryan E. Radtke	Regional Vice President	None
LAO	James R. Raker	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sunder R. Ramkumar	Senior Vice President	None
LAO	Rachel M. Ramos	Assistant Vice President	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Michael D. Reynaert	Regional Vice President	None
LAO	Christopher J. Richardson	Regional Vice President	None
SNO	Stephanie A. Robichaud	Assistant Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Vice President	None
LAO	Rochelle C. Rodriguez	Regional Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Tracy M. Roth	Assistant Vice President	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Vice President	None

LAO	William M. Ryan	Senior Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Assistant Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Michael A. Schweitzer	Senior Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Brad W. Short	Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Melissa A. Sloane	Regional Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Jason M. Snow	Regional Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Margaret V. Steinbach	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None

LAO	Andrew J. Strandquist	Regional Vice President	None
IRV	Todd O. Stucke	Assistant Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Scott E. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
LAO	Ryan D. Tiernan	Vice President	None
LAO	Emily R. Tillman	Vice President	None
LAO	Russell W. Tipper	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Regional Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Idoya Urrutia	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Srinkanth Vemuri	Senior Vice President	None
LAO	Spilios Venetsanopoulos	Vice President	None

LAO	J. David Viale	Senior Vice President	None
LAO	Robert D. Vigneaux III	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jayakumar Vijayanathan	Senior Vice President	None
LAO	Julie A. Vogel	Regional Vice President	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Chris L. Wammack	Vice President	None
LAO	Matthew W. Ward	Regional Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
IND	Kristen M. Weaver	Assistant Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Vice President	None
LAO	N. Dexter Williams	Senior Vice President	None
LAO	Dawn M. Wilson	Assistant Vice President	None
LAO	Steven Wilson	Senior Vice President	None

LAO	Steven C. Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
IND	Ellen M. Zawacki	Vice President	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Guardian Trust Company, 6455 Irvine Center Drive, Irvine, CA 92618 and State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Irvine, in the County of Orange and State of California, on the 28th day of December, 2017.

CAPITAL GROUP PRIVATE CLIENT

SERVICES FUNDS

By: /s/ John S. Armour

(John S. Armour, President)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on December 28, 2017, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ John S. Armour (John S. Armour)	President

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Gregory F. Niland (Gregory F. Niland)	Treasurer

(3)	Trustees:

	Joseph C. Berenato*	Trustee
	Richard G. Capen, Jr.*	Trustee
	Vanessa C. L. Chang*	Trustee
	H. Frederick Christie*	Trustee
	Richard G. Newman*	Chairman of the Board (Independent and Non-Executive)
	Paul F. Roye*	Vice Chairman of the Board

*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Rachel V. Nass

(Rachel V. Nass, Counsel)

POWER OF ATTORNEY

I, Joseph C. Berenato, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Redondo Beach, CA, this 26th day of July, 2017.

(City, State)

/s/ Joseph C. Berenato

Joseph C. Berenato, Board member

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA , this 5th day of July, 2017.

(City, State)

/s/ Richard G. Capen, Jr.

Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at North Berwick, Scotland, this 5th day of July, 2017.

(City, State)

/s/ Vanessa C. L. Chang

Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes Estates, CA, this 5th day of July, 2017.

(City, State)

/s/ H. Frederick Christie

H. Frederick Christie, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Monica, CA , this 9th day of July, 2017.

(City, State)

/s/ Richard G. Newman

Richard G. Newman, Board member

POWER OF ATTORNEY

I, Paul F. Roye, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Norfolk, VA, this 17th day of July, 2017.

(City, State)

/s/ Paul F. Roye

Paul F. Roye, Board member